Registration Statement No. 333-00165

   811-07487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT

The Travelers Insurance Company

One Cityplace

Hartford, Connecticut 06103-3415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Gold Track Prospectus

This prospectus describes Gold Track, a flexible premium group variable annuity contract (the “Contract”) issued by The Travelers Insurance Company (the “Company”, “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund	The Travelers Series Trust
Dreyfus Stock Index Fund — Initial Shares	Convertible Securities Portfolio
High Yield Bond Trust	Disciplined Mid Cap Stock Portfolio
Managed Assets Trust	MFS Emerging Growth Portfolio
AIM Variable Insurance Funds, Inc.	MFS Mid Cap Growth Portfolio
AIM V.I. Premier Equity Fund — Series I	MFS Research Portfolio
CitiStreet Funds, Inc.	Pioneer Fund Portfolio(5)
CitiStreet Diversified Bond Fund — Class I	Social Awareness Stock Portfolio
CitiStreet International Stock Fund — Class I	Travelers Quality Bond Portfolio
CitiStreet Large Company Stock Fund — Class I	U.S. Government Securities Portfolio
CitiStreet Small Company Stock Fund — Class I	Travelers Series Fund Inc.
Delaware VIP Trust	AIM Capital Appreciation Portfolio
Delaware VIP REIT Series — Standard Class	Alliance Growth Portfolio
Dreyfus Variable Investment Fund	MFS Total Return Portfolio
Dreyfus Variable Investment Fund — Appreciation Portfolio —	Putnam Diversified Income Portfolio
Initial Shares	Smith Barney High Income Portfolio
Dreyfus Variable Investment Fund — Developing Leaders	Smith Barney International All Cap Growth Portfolio
Portfolio — Initial Shares(1)	Smith Barney Large Cap Value Portfolio
Franklin Templeton Variable Insurance Products Trust	Smith Barney Large Capitalization Growth Portfolio
Templeton Global Asset Allocation Fund — Class 1 Shares	Smith Barney Money Market Portfolio
Templeton Growth Securities Fund — Class 1 Shares	Van Kampen Life Investment Trust
Janus Aspen Series	Emerging Growth Portfolio Class II Shares
Balanced Portfolio — Service Shares	Enterprise Portfolio Class II Shares
Mid Cap Growth Portfolio — Service Shares(2)	Variable Insurance Products Fund
Worldwide Growth Portfolio — Service Shares	Equity-Income Portfolio — Initial Class
PIMCO Variable Insurance Trust	Growth Portfolio — Initial Class
Total Return Portfolio — Administrative Class	Variable Insurance Products Fund II
Putnam Variable Trust	Asset Manager Portfolio — Initial Class
Putnam VT International Equity Fund — Class IB Shares(3)	Contrafund® Portfolio — Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares	Variable Insurance Products Fund III
Salomon Brothers Variable Series Funds Inc.	Dynamic Capital Appreciation Portfolio — Service Class 2
All Cap Fund — Class I(4)	Mid Cap Portfolio — Service Class 2
Investors Fund — Class I
Small Cap Growth Fund — Class I

______________

(1)	Formerly Small Cap Portfolio — Initial Shares	(4)	Formerly Capital Fund — Class I
(2)	Formerly Aggressive Growth Portfolio — Service Shares	(5)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated: May 1, 2003

Glossary	3	Variable Annuity	32
Summary	5	Fixed Annuity	32
Fee Table	8	Retired Life Certificate	32
Condensed Financial Information	18	Annuity Options	32
The Annuity Contract	18	Variable Liquidity Benefit	33
Contract Owner Inquiries	18	Miscellaneous Contract Provisions	33
Allocated Contracts	18	Right to Return	33
Unallocated Contracts	18	Termination of Allocated Contracts	34
Purchase Payments	18	Contract Exchanges	34
Accumulation Units	19	Suspension of Payments	34
The Variable Funding Options	19	Account Value	35
Charges and Deductions	23	The Separate Account	35
General	23	Performance Information	35
Withdrawal Charge	24	Standardized Method	35
Free Withdrawal Allowance	25	Nonstandardized Method	35
Mortality and Expense Risk Charge	25	General	36
Variable Liquidity Benefit Charge	25	Federal Tax Considerations	36
Variable Funding Option Expenses.	25	Non-Resident Aliens	36
Premium Tax	25	General Taxation of Annuities	36
Changes in Taxes Based upon Premium or		Tax-Free Exchanges	36
Value	26	Types of Contracts: Qualified or Nonqualified	36
Administrative Charge	26	Nonqualified Annuity Contracts	37
TPA Administrative Charges	26	Puerto Rico Tax Considerations	37
Transfers	26	Qualified Annuity Contracts	37
Dollar Cost Averaging	27	Penalty Tax for Premature Distributions.	38
Asset Allocation Advice	28	Diversification Requirements for Variable
Access to Your Money	28	Annuities	38
Systematic Withdrawals	28	Ownership of the Investments	38
Ownership Provisions	28	Mandatory Distributions for Qualified Plans	38
Types of Ownership	28	Taxation of Death Benefit Proceeds	38
Contract Owner	28	Other Information	39
Beneficiary	29	The Insurance Company	39
Annuitant	29	Distribution of Variable Annuity Contracts	39
Death Benefit	29	Conformity with State and Federal Laws	39
Death Benefit Proceeds Prior to Maturity		Voting Rights	39
Date	29	Contract Modification	39
Payment of Proceeds	30	Legal Proceedings and Opinions	39
Death Proceeds After the Maturity Date	31	APPENDIX A: CONDENSED FINANCIAL
The Annuity Period	31	INFORMATION: Separate Account QP	A-1
Election of Options at Maturity	31	APPENDIX B: CONTENTS OF THE STATEMENT
Allocation of Cash Value During the Annuity		OF ADDITIONAL INFORMATION	B-1
Period	31

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Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Certificate — the document issued to Participants under a master group contract

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Participant — an individual participating under a group contract.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

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Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

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Summary:
Travelers Gold Track Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Variable Annuity Contract? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

Who should purchase this Contract? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Who is the Contract issued to? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your

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retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a right to return period? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the “right to return period”). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Req uest for a refund. There is no right to return period for unallocated contracts.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum sub-account administrative charge of 0.10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See Variable Liquidity Benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any

6

applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the Death Benefit section of the prospectus for more details.)

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”) an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet’s CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
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FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. (See Charges and Deductions in this prospectus for additional information.) Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Account. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

Contingent Deferred Sales Charge	Years Since Purchase Payment Made	Percentage

As a percentage of Purchase Payments	0-5	5%
	6+	0%

OR

Surrender Charge	Contract Year	Percentage

As a percentage of amount surrendered	1-2	5%
	3-4	4%
	5-6	3%
	7-8	2%
	9+	0%

Administrative Charges

Semiannual Contract Administrative Charge (allocated contracts only)	$15

AND / OR

Funding Option Administrative Charge (As a percentage of amounts allocated to the Variable Funding Options under allocated contracts)	0.10%

Annual Separate Account Charges

(As a percentage of average daily net assets of the Separate Account)

Mortality and Expense Risk Fees	1.20%

Variable Funding Option Expenses

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. Each CitiStreet Fund is listed twice— once with the Chart Fee of 1.25% reflected, and once without.

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Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.27%	2.79%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(1)
Dreyfus Stock Index Fund — Initial Shares	0.25%	—	0.02%	0.27%
High Yield Bond Trust	0.55%	—	0.16%	0.71%(2)
Managed Assets Trust	0.56%	—	0.05%	0.61%(3)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.11%	0.56%
CitiStreet International Stock Fund — Class I	0.73%	—	0.17%	0.90%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	0.15%	0.70%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	0.16%	0.76%
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.36%	1.81%
CitiStreet International Stock Fund — Class I	0.73%	—	1.42%	2.15%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	1.40%	1.95%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	1.41%	2.01%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(4)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(5)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	0.62%	—	0.21%	0.83%(6)
Templeton Growth Securities Fund — Class 1 Shares	0.81%	—	0.06%	0.87%(7)
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Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(9)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(8)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(9)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(10)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(11)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(12)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(12)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(12)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(13)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(13)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(14)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(15)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(16)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(1)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(17)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(17)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(17)
Putnam Diversified Income Portfolio	0.75%	—	0.18%	0.93%(17)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(17)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(18)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(17)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(19)
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Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(20)
Growth Portfolio — Initial Class	0.58%	—	0.09%	0.67%(21)
High Income Portfolio — Initial Class†	0.58%	—	0.12%	0.70%
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(22)
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(23)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(24)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(25)

______________

     *   The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

     **   Includes 0.0125 CHART asset allocation fee.

     †   Closed to new investors.

     #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (2)   Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

     (3)   Management fee includes Administration fee. No fees were waived during the period, nor was the Fund reimbursed for expenses. Fund operates under a voluntary expense cap of 1.25%.

     (4)   Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

     (5)   The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the S eries pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (6)   The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (7)   The Fund administration fee is paid indirectly through the management fee.

     (8)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (9)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

     (10)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (11)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (12)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (13)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (14)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

11

     (15)   Management fee has breakpoints. The management rates decrease, as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

     (16)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

     (17)   Fund has a voluntary expense cap of 1.25%.

     (18)   Fund has a voluntary expense cap of 1.50%.

     (19)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

     (20)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Initial Class were 0.56%.

     (21)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Initial Class were 0.61%.

     (22)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Asset Manager Portfolio — Initial Class were 0.61%.

     (23)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

     (24)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

     (25)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

12

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum deferred sales charge: The examples also reflect the semiannual administrative charge.

Example with Surrender Charge (percentage of amount surrendered)

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	731	1106	1496	2475	217	671	1151	2475
Dreyfus Stock Index Fund — Initial Shares	677	940	1212	1871	160	497	857	1871
High Yield Bond Trust	719	1068	1432	2341	204	631	1084	2341
Managed Assets Trust	709	1039	1382	2236	194	601	1033	2236
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	732	1109	1501	2486	218	674	1156	2486
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	705	1025	1357	2183	189	586	1007	2183
CitiStreet International Stock Fund — Class I	737	1124	1525	2537	223	689	1181	2537
CitiStreet Large Company Stock Fund — Class I	718	1065	1427	2330	203	628	1079	2330
CitiStreet Small Company Stock Fund — Class I	724	1083	1457	2393	209	647	1110	2393
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	823	1384	1961	3423	314	961	1632	3423
CitiStreet International Stock Fund — Class I	856	1479	2118	3732	348	1060	1794	3732
CitiStreet Large Company Stock Fund — Class I	837	1423	2026	3552	328	1002	1699	3552
CitiStreet Small Company Stock Fund — Class I	842	1440	2054	3606	334	1019	1728	3606
Credit Suisse Trust
Emerging Markets Portfolio†	831	1406	1998	3497	322	984	1670	3497
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	731	1106	1496	2475	217	671	1151	2475
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	726	1089	1466	2413	211	653	1120	2413
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	728	1098	1481	2444	214	662	1135	2444
13

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	730	1103	1492	2465	216	668	1146	2465
Templeton Growth Securities Fund — Class 1 Shares	734	1115	1511	2506	220	680	1166	2506
Janus Aspen Series
Balanced Portfolio — Service Shares	739	1129	1535	2557	225	695	1191	2557
Mid Cap Growth Portfolio — Service Shares	739	1129	1535	2557	225	695	1191	2557
Worldwide Growth Portfolio — Service Shares	742	1138	1550	2588	228	704	1206	2588
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	714	1054	1407	2288	199	616	1059	2288
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	823	1384	1961	3423	314	961	1632	3423
Putnam VT International Equity Fund — Class IB Shares	769	1221	1691	2878	257	791	1352	2878
Putnam VT Small Cap Value Fund — Class IB Shares	763	1201	1657	2809	250	770	1317	2809
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	744	1144	1560	2608	230	710	1217	2608
Investors Fund — Class I	728	1098	1481	2444	214	662	1135	2444
Small Cap Growth Fund — Class I	774	1238	1720	2937	263	809	1382	2937
The Travelers Series Trust
Convertible Securities Portfolio	728	1098	1481	2444	214	662	1135	2444
Disciplined Mid Cap Stock Portfolio	732	1109	1501	2486	218	674	1156	2486
MFS Emerging Growth Portfolio	736	1121	1521	2527	222	686	1176	2527
MFS Mid Cap Growth Portfolio	740	1132	1540	2568	226	698	1196	2568
MFS Research Portfolio	741	1135	1545	2578	227	701	1201	2578
Pioneer Fund Portfolio	746	1152	1575	2639	233	719	1232	2639
Social Awareness Stock Portfolio	726	1089	1466	2413	211	653	1120	2413
Travelers Quality Bond Portfolio	693	989	1297	2055	177	549	945	2055
U.S. Government Securities Portfolio	693	989	1297	2055	177	549	945	2055
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	732	1109	1501	2486	218	674	1156	2486
Alliance Growth Portfolio	730	1103	1492	2465	216	668	1146	2465
MFS Total Return Portfolio	730	1103	1492	2465	216	668	1146	2465
Putnam Diversified Income Portfolio	740	1132	1540	2568	226	698	1196	2568
Smith Barney High Income Portfolio	717	1062	1422	2320	202	625	1074	2320
Smith Barney International All Cap Growth Portfolio	746	1152	1575	2639	233	719	1232	2639
Smith Barney Large Cap Value Portfolio	716	1059	1417	2309	201	622	1069	2309
Smith Barney Large Capitalization Growth Portfolio	728	1095	1476	2434	213	659	1130	2434
Smith Barney Money Market Portfolio	691	984	1287	2033	175	543	935	2033
14

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	749	1161	1589	2669	236	728	1247	2669
Enterprise Portfolio Class II Shares	739	1129	1535	2557	225	695	1191	2557
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	706	1028	1362	2193	190	589	1012	2193
Growth Portfolio — Initial Class	715	1056	1412	2299	200	619	1064	2299
High Income Portfolio — Initial Class†	718	1065	1427	2330	203	628	1079	2330
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	711	1045	1392	2257	196	607	1043	2257
Contrafund® Portfolio — Service Class 2	740	1132	1540	2568	226	698	1196	2568
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	916	1656	2407	4283	411	1245	2093	4283
Mid Cap Portfolio — Service Class 2	742	1138	1550	2588	228	704	1206	2588

______________

     †   Closed to new investors.

     **   Includes 0.0125 CHART asset allocation fee.

15

Example with deferred sales charge

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum contingent deferred sales charge:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	717	1171	1651	2475	217	671	1151	2475
Dreyfus Stock Index Fund — Initial Shares	660	997	1357	1871	160	497	857	1871
High Yield Bond Trust	704	1131	1584	2341	204	631	1084	2341
Managed Assets Trust	694	1101	1533	2236	194	601	1033	2236
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	718	1174	1656	2486	218	674	1156	2486
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	689	1086	1507	2183	189	586	1007	2183
CitiStreet International Stock Fund — Class I	723	1189	1681	2537	223	689	1181	2537
CitiStreet Large Company Stock Fund — Class I	703	1128	1579	2330	203	628	1079	2330
CitiStreet Small Company Stock Fund — Class I	709	1147	1610	2393	209	647	1110	2393
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	814	1461	2132	3423	314	961	1632	3423
CitiStreet International Stock Fund — Class I	848	1560	2295	3732	348	1060	1795	2295
CitiStreet Large Company Stock Fund — Class I	828	1502	2199	3606	334	1019	1728	3606
CitiStreet Small Company Stock Fund — Class I	834	1519	2228	3606	334	1019	1728	3606
Credit Suisse Trust
Emerging Markets Portfolio†	822	1484	2170	3497	322	984	1670	3497
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	717	1171	1651	2475	217	671	1151	2475
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	711	1153	1620	2414	211	653	1120	2414
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	714	1162	1635	2445	214	662	1135	2445
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	716	1168	1646	2465	216	668	1146	2465
Templeton Growth Securities Fund — Class 1 Shares	720	1180	1666	2506	220	680	1166	2506
Janus Aspen Series
Balanced Portfolio — Service Shares	725	1195	1691	2557	225	695	1191	2557
Mid Cap Growth Portfolio — Service Shares	725	1195	1691	2557	225	695	1191	2557
Worldwide Growth Portfolio — Service Shares	728	1204	1706	2588	228	704	1206	2588
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	699	1116	1559	2288	199	616	1059	2288
16

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	814	1461	2132	3423	314	961	1632	3423
Putnam VT International Equity Fund — Class IB Shares	757	1291	1852	2878	257	791	1352	2878
Putnam VT Small Cap Value Fund — Class IB Shares	750	1270	1817	2809	250	770	1317	2809
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	730	1210	1717	2608	230	710	1217	2608
Investors Fund — Class I	714	1162	1635	2445	214	662	1135	2445
Small Cap Growth Fund — Class I	763	1309	1882	2937	263	809	1382	2937
The Travelers Series Trust
Convertible Securities Portfolio	714	1162	1635	2445	214	662	1135	2445
Disciplined Mid Cap Stock Portfolio	718	1174	1656	2486	218	674	1156	2486
MFS Emerging Growth Portfolio	722	1186	1676	2527	222	686	1176	2527
MFS Mid Cap Growth Portfolio	726	1198	1696	2568	226	698	1196	2568
MFS Research Portfolio	727	1201	1701	2578	227	701	1201	2578
Pioneer Fund Portfolio	733	1219	1732	2639	233	719	1232	2639
Social Awareness Stock Portfolio	711	1153	1620	2414	211	653	1120	2414
Travelers Quality Bond Portfolio	677	1049	1445	2055	177	549	945	2055
U.S. Government Securities Portfolio	677	1049	1445	2055	177	549	945	2055
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	718	1174	1656	2486	218	674	1156	2486
Alliance Growth Portfolio	716	1168	1646	2465	216	668	1146	2465
MFS Total Return Portfolio	716	1168	1646	2465	216	668	1146	2465
Putnam Diversified Income Portfolio	726	1198	1696	2568	226	698	1196	2568
Smith Barney High Income Portfolio	702	1125	1574	2320	202	625	1074	2320
Smith Barney International All Cap Growth Portfolio	733	1219	1732	2639	233	719	1232	2639
Smith Barney Large Cap Value Portfolio†	701	1122	1569	2309	201	622	1069	2309
Smith Barney Large Capitalization Growth Portfolio	713	1159	1630	2434	213	659	1130	2434
Smith Barney Money Market Portfolio	675	1043	1435	2033	175	543	935	2033
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	736	1228	1747	2669	236	728	1247	2669
Enterprise Portfolio Class II Shares	725	1195	1691	2557	225	695	1191	2557
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	690	1089	1513	2194	190	589	1013	2194
Growth Portfolio — Initial Class	700	1119	1564	2299	200	619	1064	2299
High Income Portfolio — Initial Class†	703	1128	1579	2330	203	628	1079	2330
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	696	1107	1543	2257	196	607	1043	2257
Contrafund® Portfolio — Service Class 2	726	1198	1696	2568	226	698	1196	2568
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	911	1745	2593	4283	411	1245	2093	4283
Mid Cap Portfolio — Service Class 2	728	1204	1706	2588	228	704	1206	2588
17

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Gold Track Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as “Annuity Commencement Date” in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value w ill equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Allocated Contracts

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

Unallocated Contracts

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

Purchase Payments

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

18

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Dreyfus Stock Index Fund — Initial Shares	Seeks to match the total return of the S&P 500 Index. The Fund normally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.	The Dreyfus Corporation Subadviser: Mellon Equity Associates
High Yield Bond Trust*	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC
Managed Assets Trust**	Seeks high total return. The Fund normally invests in equities, convertible and fixed-income securities. The Fund’s policy is to allocate investments among asset classes.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.

19

Funding Option	Investment Objective	Investment Adviser/Subadviser

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	Seeks maximum long term total return. The Fund normally invests in fixed income securities.	CitiStreet Funds Management LLC(“CitiStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management (“SBAM”); and SSgA Funds Management (“SSgA”)
CitiStreet International Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Citigroup Asset Management Limited, and SSgA
CitiStreet Large Company Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of large, well established companies.	CitiStreet Subadviser: Wellington Management Company; Smith Barney Fund Management LLC, and SSgA
CitiStreet Small Company Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management; TIMCO and SSgA
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 Shares	Seeks high total return. The Fund normally invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments and it may invest in high-yield, lower rated bonds.	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund — Class 1 Shares**	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Janus Aspen Series
Balanced Portfolio — Service Shares**	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Janus Aspen Series (continued)
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio*	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (continued)
Travelers Quality Bond Portfolio*	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
U.S. Government Securities Portfolio*	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance L.P.
MFS Total Return Portfolio**	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio**	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Smith Barney High Income Portfolio*	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio†	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
The Travelers Series Trust
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	Fidelity Management & Research Company(“FMR”)
Growth Portfolio — Initial Class	Seeks capital appreciation. The Fund normally invests in common stocks believed to have above-average growth potential.	FMR

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Variable Insurance Products Fund (continued)
High Income Portfolio — Initial Class†	Seeks a high level of current income while also considering growth of capital. The Fund normally invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class**	Seeks high total return with reduced risk over the long-term. The Fund normally invests by allocating assets among stocks, bonds and short-term instruments.	FMR
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

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     †   Closed to new investors.

     *   The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to your Contract for transfer restrictions.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner or Annuitant the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and
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    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

(a)	the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan

(b)	contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants

(c)	the expected level of commission the Company may pay to the agent or TPA for distribution expenses

(d)	any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    retirement of Participant
    severance from employment by Participant
    loans (if available)
    hardship (as defined by the Code) suffered by the Participant death of Participant
    disability (as defined by the Code) of Participant
    return of excess plan contributions
    minimum required distributions, generally when Participant reaches age 70½
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    transfers to an Employee Stock Fund
    certain Plan expenses, as mutually agreed upon
    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

Free Withdrawal Allowance

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge
Greater than or Equal To	But less than
0 years	3 years	5%
3 years	5 years	4%
5 years	7 years	3%
7 years	9 years	2%
9+ years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

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Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Administrative Charge

The following administrative charges may apply as described in your Contract.

Semiannual Contract Administrative Charge. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant’s individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

Administrative Expense. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

(a)	the size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically

(b)	determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Cash Values

(c)	TPA and/or agent involvement.

TPA Administrative Charges

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred
    the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations and whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

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    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

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All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

ACCESS TO YOUR MONEY

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account Cash Value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax-deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to severance from employment, death, disability or hardship. (See Federal Tax Considerations.)

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

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You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

DEATH BENEFIT

(This benefit is available under Allocated Contracts only.)

Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death.

Death Benefit Proceeds Prior To Maturity Date

If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

(a)	the Cash Value of the Participant’s individual account, or

(b)	the total Purchase Payments under that Participant’s individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant’s individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

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Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

_____________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

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Death Proceeds after the Maturity Date

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

THE ANNUITY PERIOD

Election of Options at Maturity

Under the Contract, you can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

(a)	the Participant’s name, address, date of birth, social security number

(b)	the amount to be distributed

(c)	the annuity option which is to be purchased

(d)	the date the annuity option payments are to begin

(e)	if the form of the annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the beneficiary as designated by you and

(f)	any other data that we may require.

Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Cash Value During the Annuity Period

At the time an annuity option is elected, you also may elect to have the Participant’s Cash Value applied to provide a variable annuity, a fixed annuity or a combination of both.

If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Values from one funding option to another ( as described in “Transfers”,) in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

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Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, assume your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Optio ns is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment (as described under “Variable Annuity,”) except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

Retired Life Certificate

We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

Annuity Options

Option 1 — Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 — Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of

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the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first annuity payment and is

(1)	the number of Annuity Units represented by each payment times

(2)	the number of payments made

and for a Fixed Annuity:

            (a)   is the Cash Value applied on the Maturity Date under this option and

            (b)   is the dollar amount of Annuity Payments already paid.

Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 — Joint and Last Survivor Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 —Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected.

Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

Variable Liquidity Benefit

This benefit is only offered with the Payments for a Fixed Period without Life Contingency variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the “right to return period”). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than

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your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company’s receipt of your Written Request for refund.

Termination of Allocated Contracts

For purposes of the following discussion, “you” and “your” refer to the group Contract Owner. Under the allocated Contracts, if the Cash Value in a Participant’s individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant’s individual account to your account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

(a)	the Cash Value of the Contract is less than the termination amount or

(b)	We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law or

(c)	We receive notice that is satisfactory to us of plan termination

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

(a)	accept no further payments for this Contract and

(b)	pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant’s individual account as described in the settlement provisions section at your direction and

(c)	pay you an amount as described in the Fixed Account prospectus

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

Contract Exchanges

(a)	You may transfer all or any part of your account’s Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account’s Cash Surrender Value from one funding option to any contract not issued by us.

(b)	Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

(c)	Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine

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the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Account Value

During the accumulation period, the account value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.

THE SEPARATE ACCOUNT

The Travelers Insurance Company sponsors a separate account: The Travelers Separate Account QP for Variable Annuities (“Separate Account QP”). Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the semiannual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past

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one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The

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rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult w ith a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

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Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonQualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement.

Minimum Distributions For Beneficiaries. When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

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OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners’ instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Contract Modification

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the Deputy General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet its obligations under the Contract.

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APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 0.60% = (Standard Death Benefit) and the maximum variable account charge of 1.30% (Standard Death Benefit). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix B.

Minimum Expense
0.60 M&E = 0.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.804	1.344	2,932,920
	2001	2.456	1.804	2,602,726
	2000	3.163	2.456	996,560
	1999	2.073	3.163	437,009
	1998	1.290	2.073	413,409
	1997	1.000	1.290	68,643

Dreyfus Stock Index Fund (1/97)	2002	1.713	1.322	614,755
	2001	1.963	1.713	500,383
	2000	2.176	1.963	413,200
	1999	1.815	2.176	243,662
	1998	1.424	1.815	138,866
	1997	1.077	1.424	13,090

High Yield Bond Trust (10/96)	2002	1.437	1.494	206,913
	2001	1.319	1.437	194,917
	2000	1.315	1.319	8,718
	1999	1.267	1.315	4,573
	1998	1.196	1.267	533
	1997	1.000	1.196	197

Managed Assets Trust (10/96)	2002	1.591	1.446	2,932,943
	2001	1.686	1.591	2,310,280
	2000	1.724	1.686	766,016
	1999	1.519	1.724	95,510
	1998	1.258	1.519	23,844
	1997	1.000	1.258	5,565
A-1

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.890	0.617	306,570
	2001	1.000	0.890	178,744

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.417	1.534	513,410
	2001	1.334	1.417	122,849
	2000	1.194	1.334	17,825
	1999	1.235	1.194	8,580
	1998	1.140	1.235	6,982
	1997	1.000	1.140	—

CitiStreet International Stock Fund — Class I (10/96)	2002	1.225	0.946	323,555
	2001	1.568	1.225	349,886
	2000	1.716	1.568	187,532
	1999	1.302	1.716	58,143
	1998	1.141	1.302	20,676
	1997	1.000	1.141	3,405

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.142	0.876	415,447
	2001	1.364	1.142	272,388
	2000	1.613	1.364	118,559
	1999	1.628	1.613	92,195
	1998	1.417	1.628	58,294
	1997	1.000	1.417	1,292

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.285	0.974	586,956
	2001	1.273	1.285	304,920
	2000	1.163	1.273	138,115
	1999	0.856	1.163	92,398
	1998	0.942	0.856	70,995
	1997	1.000	0.942	5,090

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.190	1.046	33,858
	2001	1.325	1.190	11,235
A-2

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.352	1.405	325,441
	2001	1.250	1.352	71,516
	2000	0.958	1.250	600
	1999	1.000	0.958	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.062	0.879	323,041
	2001	1.178	1.062	100,385
	2000	1.193	1.178	8,776
	1999	1.077	1.193	3,743
	1998	1.000	1.077	502

Small Cap Portfolio — Initial Shares (9/98)	2002	1.542	1.240	1,104,419
	2001	1.653	1.542	892,061
	2000	1.467	1.653	465,722
	1999	1.199	1.467	63,771
	1998	1.000	1.199	—

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.417	1.350	95,945
	2001	1.579	1.417	84,808
	2000	1.584	1.579	52,302
	1999	1.297	1.584	25,306
	1998	1.226	1.297	41,126
	1997	1.000	1.226	7,711

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.123	1.350	—
	2001	1.101	1.123	—
	2000	1.052	1.101	—
	1999	1.125	1.052	6,368
	1998	1.056	1.125	—

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.631	1.324	386,289
	2001	1.657	1.631	340,692
	2000	1.552	1.657	295,851
	1999	1.209	1.552	299,758
A-3

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Templeton Growth Securities Fund — Class 1 (continued)	1998	1.202	1.209	212,737
	1997	1.000	1.202	44,138

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.773	0.553	681,958
	2001	1.000	0.773	323,705

Balanced Portfolio — Service Shares (5/01)	2002	0.964	0.894	1,732,684
	2001	1.000	0.964	1,050,044

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.841	0.621	1,259,857
	2001	1.000	0.841	793,901

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.059	1.148	1,433,047
	2001	1.000	1.059	241,694

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.862	0.705	915,170
	2001	1.000	0.862	381,220

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.094	0.889	970,390
	2001	1.000	1.094	255,109

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.810	0.567	84,242
	2001	1.000	0.810	45,903

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.657	1.234	1,398,103
	2001	1.636	1.657	787,918

Investors Fund — Class I (10/98)	2002	1.462	1.118	539,109
	2001	1.534	1.462	543,168
	2000	1.339	1.534	143,552
	1999	1.206	1.339	106
	1998	1.000	1.206	—
A-4

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Growth Fund — Class I (5/01)	2002	0.975	0.633	593,152
	2001	1.000	0.975	195,824

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.212	1.121	32,901
	2001	1.230	1.212	4,616
	2000	1.100	1.230	503
	1999	1.000	1.100	66,449

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.608	1.370	1,086,972
	2001	1.686	1.608	369,948
	2000	1.454	1.686	10,638
	1999	1.222	1.454	5,028
	1998	1.000	1.222	9

MFS Emerging Growth Portfolio (5/01)	2002	0.816	0.533	31,236
	2001	1.000	0.816	4,859

MFS Mid Cap Growth Portfolio (10/98)	2002	1.633	0.830	202,508
	2001	2.152	1.633	325,204
	2000	1.979	2.152	165,835
	1999	1.213	1.979	415
	1998	1.000	1.213	—

MFS Research Portfolio (10/98)	2002	1.108	0.824	79,115
	2001	1.437	1.108	230,822
	2000	1.531	1.437	156,027
	1999	1.245	1.531	18,357
	1998	1.000	1.245	4,261

Social Awareness Stock Portfolio (10/96)	2002	1.646	1.230	332,072
	2001	1.964	1.646	276,743
	2000	1.985	1.964	104,272
	1999	1.724	1.985	40,351
	1998	1.311	1.724	12,064
	1997	1.000	1.311	1,465

Travelers Quality Bond Portfolio (9/97)	2002	1.254	1.318	236,922
	2001	1.177	1.254	131,098
A-5

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (continued)	2000	1.107	1.177	1,597
	1999	1.102	1.107	1,221
	1998	1.021	1.102	228

U.S. Government Securities Portfolio (10/96)	2002	1.435	1.621	517,949
	2001	1.364	1.435	34,745
	2000	1.199	1.364	1,246
	1999	1.259	1.199	—
	1998	1.149	1.259	6,143

Utilities Portfolio (10/96)	2002	1.421	0.986	125,367
	2001	1.857	1.421	87,240
	2000	1.503	1.857	33,198
	1999	1.514	1.503	8,345
	1998	1.289	1.514	6,675
	1997	1.000	1.289	1,494

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.869	0.657	63,409
	2001	1.000	0.869	20,879

Alliance Growth Portfolio (10/96)	2002	1.614	1.065	489,407
	2001	1.874	1.614	544,899
	2000	2.305	1.874	275,547
	1999	1.753	2.305	99,102
	1998	1.367	1.753	32,748
	1997	1.000	1.367	10,959

MFS Total Return Portfolio (10/96)	2002	1.645	1.549	2,201,507
	2001	1.655	1.645	1,523,540
	2000	1.427	1.655	66,535
	1999	1.399	1.427	76,473
	1998	1.257	1.399	67,299
	1997	1.000	1.260	9,157

Putnam Diversified Income Portfolio (10/96)	2002	1.127	1.186	62,808
	2001	1.088	1.127	117,990
	2000	1.098	1.088	4,035
	1999	1.093	1.098	9,311
A-6

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	1998	1.092	1.093	31,397
	1997	1.000	1.092	6,058

Smith Barney High Income Portfolio (10/96)	2002	1.051	1.011	21,046
	2001	1.099	1.051	12,732
	2000	1.202	1.099	170
	1999	1.179	1.202	306
	1998	1.180	1.179	—

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.951	0.702	99,780
	2001	1.390	0.951	113,887
	2000	1.835	1.390	212,289
	1999	1.101	1.835	6,115
	1998	1.040	1.101	13,292
	1997	1.000	1.040	6,580

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.486	1.102	2,719,762
	2001	1.628	1.486	2,156,095
	2000	1.448	1.628	706,152
	1999	1.456	1.448	64,998
	1998	1.334	1.456	21,635
	1997	1.000	1.334	7,515

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.375	1.028	39,296
	2001	1.581	1.375	124,406
	2000	1.709	1.581	78,925
	1999	1.314	1.709	—
	1998	1.000	1.314	—

Smith Barney Money Market Portfolio (10/96)	2002	1.247	1.256	384,180
	2001	1.210	1.247	36,990
	2000	1.148	1.210	56,905
	1999	1.102	1.148	504,494
	1998	1.056	1.102	—
A-7

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.819	0.548	151,687
	2001	1.000	0.819	56,640

Enterprise Portfolio — Class II Shares (5/01)	2002	0.913	0.639	13,723
	2001	1.000	0.913	6,891

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.588	1.311	160,504
	2001	1.680	1.588	139,375
	2000	1.559	1.680	93,837
	1999	1.475	1.559	125,159
	1998	1.329	1.475	39,301

Growth Portfolio — Initial Class (10/96)	2002	1.674	1.163	467,001
	2001	2.045	1.674	600,404
	2000	2.311	2.045	499,206
	1999	1.692	2.311	168,043
	1998	1.220	1.692	77,604

High Income Portfolio — Initial Class (10/96)	2002	0.820	0.843	36,031
	2001	0.934	0.820	45,868
	2000	1.212	0.934	94,397
	1999	1.128	1.212	46,277
	1998	1.186	1.128	40,705

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.446	1.312	73,597
	2001	1.517	1.446	63,204
	2000	1.589	1.517	56,454
	1999	1.439	1.589	38,657
	1998	1.258	1.439	32,515

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.951	0.855	2,680,749
	2001	1.000	0.951	1,433,561
A-8

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.848	0.779	35,320
	2001	1.000	0.848	10,715

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.034	0.924	652,170
	2001	1.000	1.034	194,753

A-9

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.740	1.286	2,026,597
	2001	2.385	1.740	1,800,337
	2000	3.092	2.385	1,555,883
	1999	2.040	3.092	1,271,961
	1998	1.279	2.040	961,744
	1997	1.027	1.279	350,624

Dreyfus Stock Index Fund (1/97)	2002	1.651	1.266	1,708,717
	2001	1.905	1.651	1,588,526
	2000	2.128	1.905	1,558,905
	1999	1.787	2.128	1,399,407
	1998	1.412	1.787	1,121,361
	1997	1.075	1.412	343,089
	1996	1.000	1.075	—

High Yield Bond Trust (10/96)	2002	1.385	1.430	80,261
	2001	1.281	1.385	67,746
	2000	1.285	1.281	48,596
	1999	1.247	1.285	42,157
	1998	1.186	1.247	28,684
	1997	1.000	1.186	3,815

Managed Assets Trust (10/96)	2002	1.534	1.384	480,471
	2001	1.637	1.534	438,370
	2000	1.686	1.637	401,308
	1999	1.495	1.686	362,589
	1998	1.247	1.495	299,403
	1997	1.000	1.247	223,823

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.886	0.610	41,405
	2001	1.000	0.886	9,328

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.366	1.469	188,280
	2001	1.295	1.366	150,472
	2000	1.167	1.295	69,929
	1999	1.216	1.167	56,766
A-10

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet Diversified Bond Fund — Class I (continued)	1998	1.130	1.216	50,376
	1997	1.000	1.130	22,291

CitiStreet International Stock Fund — Class I (10/96)	2002	1.181	0.905	108,558
	2001	1.523	1.181	81,149
	2000	1.677	1.523	46,491
	1999	1.282	1.677	37,869
	1998	1.131	1.282	35,028
	1997	1.000	1.131	16,165

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.101	0.839	363,378
	2001	1.324	1.101	326,861
	2000	1.577	1.324	246,823
	1999	1.603	1.577	186,669
	1998	1.405	1.603	153,298
	1997	1.000	1.405	42,001

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.239	0.933	146,211
	2001	1.236	1.239	121,305
	2000	1.137	1.236	123,164
	1999	0.842	1.137	91,325
	1998	0.934	0.842	68,535
	1997	1.000	0.934	33,718

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.163	1.016	3,521
	2001	1.305	1.163	1,869

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.324	1.366	23,932
	2001	1.233	1.324	4,245
	2000	0.951	1.233	57
	1999	1.000	0.951	—
A-11

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.037	0.852	200,751
	2001	1.159	1.037	136,753
	2000	1.181	1.159	75,462
	1999	1.074	1.181	26,484
	1998	1.000	1.074	—

Small Cap Portfolio — Initial Shares (9/98)	2002	1.507	1.203	191,979
	2001	1.627	1.507	93,689
	2000	1.454	1.627	21,714
	1999	1.196	1.454	15,312
	1998	1.000	1.196	6,726

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.366	1.292	533,846
	2001	1.533	1.366	508,744
	2000	1.548	1.533	562,632
	1999	1.277	1.548	493,692
	1998	1.067	1.277	421,487
	1997	1.000	1.067	70,211

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.082	1.293	—
	2001	1.069	1.082	18,086
	2000	1.029	1.069	25,756
	1999	1.107	1.029	—
	1998	1.047	1.107	15,040
	1997	1.000	1.047	6,032

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.572	1.268	779,945
	2001	1.609	1.572	703,962
	2000	1.517	1.609	684,317
	1999	1.191	1.517	613,623
	1998	1.192	1.191	499,388
	1997	1.000	1.192	218,117
A-12

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.770	0.546	30,854
	2001	1.000	0.770	4,574

Balanced Portfolio — Service Shares (5/01)	2002	0.959	0.884	36,827
	2001	1.000	0.959	7,538

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.837	0.614	22,552
	2001	1.000	0.837	5,640

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.054	1.134	43,128
	2001	1.000	1.054	7,564

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.858	0.697	13,050
	2001	1.000	0.858	5,115

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.089	0.879	20,903
	2001	1.000	1.089	2,938

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	11,361
	2001	1.000	0.806	2,387

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.620	1.199	62,773
	2001	1.611	1.620	29,111

Investors Fund — Class I (10/98)	2002	1.429	1.085	78,635
	2001	1.510	1.429	50,373
	2000	1.328	1.510	3,198
	1999	1.204	1.328	2,737
	1998	1.000	1.204	—

Small Cap Growth Fund — Class I (5/01)	2002	0.970	0.625	3,265
	2001	1.000	0.970	565
A-13

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.192	1.095	5,244
	2001	1.218	1.192	1,191
	2000	1.097	1.218	179
	1999	1.000	1.097	—

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.572	1.329	94,044
	2001	1.659	1.572	36,696
	2000	1.442	1.659	1,270
	1999	1.287	1.442	542
	1998	1.000	1.287	—

MFS Emerging Growth Portfolio (5/01)	2002	0.812	0.527	18,587
	2001	1.000	0.812	10,904

MFS Mid Cap Growth Portfolio (10/98)	2002	1.596	0.806	121,825
	2001	2.118	1.596	53,126
	2000	1.962	2.118	5,885
	1999	1.211	1.962	—
	1998	1.000	1.211	—

MFS Research Portfolio (10/98)	2002	1.083	0.800	21,285
	2001	1.415	1.083	13,530
	2000	1.518	1.415	2,997
	1999	1.243	1.518	350
	1998	1.000	1.243	—

Social Awareness Stock Portfolio (10/96)	2002	1.587	1.177	447,508
	2001	1.906	1.587	355,392
	2000	1.941	1.906	313,700
	1999	1.697	1.941	229,469
	1998	1.300	1.697	157,955
	1997	1.000	1.300	58,974

Travelers Quality Bond Portfolio (9/97)	2002	1.217	1.271	221,234
	2001	1.151	1.217	173,332
	2000	1.090	1.151	142,435
	1999	1.092	1.090	139,811
A-14

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (continued)	1998	1.019	1.092	101,354
	1997	1.000	1.019	9,055

U.S. Government Securities Portfolio (10/96)	2002	1.383	1.552	261,077
	2001	1.324	1.383	186,516
	2000	1.172	1.324	138,106
	1999	1.239	1.172	110,011
	1998	1.139	1.239	62,648
	1997	1.000	1.139	14,373

Utilities Portfolio (10/96)	2002	1.370	0.944	60,637
	2001	1.803	1.370	57,561
	2000	1.470	1.803	6,646
	1999	1.490	1.470	5,986
	1998	1.278	1.490	6,389
	1997	1.000	1.278	462

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.650	9,555
	2001	1.000	0.864	1,220

Alliance Growth Portfolio (10/96)	2002	1.556	1.020	372,812
	2001	1.819	1.556	255,561
	2000	2.254	1.819	255,841
	1999	1.726	2.254	182,765
	1998	1.355	1.726	121,866
	1997	1.000	1.355	46,772

MFS Total Return Portfolio (10/96)	2002	1.586	1.483	487,466
	2001	1.607	1.586	293,600
	2000	1.395	1.607	151,272
	1999	1.377	1.395	136,549
	1998	1.249	1.377	90,723
	1997	1.000	1.249	89,438

Putnam Diversified Income Portfolio (10/96)	2002	1.086	1.135	106,221
	2001	1.056	1.086	153,641
	2000	1.074	1.056	153,349
	1999	1.076	1.074	227,738
A-15

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	1998	1.083	1.076	82,211
	1997	1.000	1.083	17,658

Smith Barney High Income Portfolio (10/96)	2002	1.014	0.968	66,368
	2001	1.067	1.014	60,523
	2000	1.176	1.067	49,732
	1999	1.161	1.176	49,357
	1998	1.171	1.161	38,681
	1997	1.000	1.171	6,260

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.917	0.672	132,135
	2001	1.350	0.917	96,390
	2000	1.794	1.350	58,628
	1999	1.083	1.794	25,632
	1998	1.031	1.083	18,937
	1997	1.000	1.031	5,601

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.433	1.055	255,034
	2001	1.581	1.433	237,866
	2000	1.416	1.581	204,244
	1999	1.433	1.416	218,475
	1998	1.322	1.433	190,418
	1997	1.000	1.322	51,250

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.343	0.997	44,408
	2001	1.555	1.343	22,563
	2000	1.693	1.555	6,223
	1999	1.311	1.693	1,853
	1998	1.000	1.311	—

Smith Barney Money Market Portfolio (10/96)	2002	1.202	1.202	789,747
	2001	1.175	1.202	591,721
	2000	1.122	1.175	440,206
	1999	1.085	1.122	462,445
	1998	1.047	1.085	237,923
	1997	1.000	1.047	39,703
A-16

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.815	0.542	26,158
	2001	1.000	0.815	4,939

Enterprise Portfolio — Class II Shares (5/01)	2002	0.909	0.632	8,253
	2001	1.000	0.909	426

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.530	1.255	1,219,087
	2001	1.631	1.530	1,154,279
	2000	1.524	1.631	1,034,876
	1999	1.452	1.524	910,214
	1998	1.042	1.452	738,800

Growth Portfolio — Initial Class (10/96)	2002	1.614	1.113	1,129,017
	2001	1.985	1.614	974,148
	2000	2.259	1.985	1,026,697
	1999	1.665	2.259	873,625
	1998	1.209	1.665	626,091

High Income Portfolio — Initial Class (10/96)	2002	0.790	0.807	153,074
	2001	0.907	0.790	128,931
	2000	1.185	0.907	163,606
	1999	1.110	1.185	121,051
	1998	1.176	1.110	97,958

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.394	1.256	459,780
	2001	1.473	1.394	508,719
	2000	1.553	1.473	487,812
	1999	1.416	1.553	431,977
	1998	1.247	1.416	290,394

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.947	0.845	21,217
	2001	1.000	0.947	10,328
A-17

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.844	0.770	13,031
	2001	1.000	0.844	1,686

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.029	0.914	27,675
	2001	1.000	1.029	1,660

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

On July 12,2002, The Travelers Series Trust: U.S. Government Securities Portfolio was substituted for the Franklin Templeton Variable Insurance Product Trust: Templeton Global Income Securities Portfolio, which is no longer available as a funding option.

A-18

APPENDIX B

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut, 06103-3415.

Name:
Address:

B-1

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK.

The Travelers Separate Account QP
For Variable Annuities

L-12549	TIC Ed. 5-2003 Printed in U.S.A

Gold Track Select

Prospectus

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the “Contract”) issued by The Travelers Insurance Company (the “Company,” “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund	Smith Barney Investment Series
High Yield Bond Trust	Smith Barney Large Cap Core Portfolio
Managed Assets Trust	Smith Barney Premier Selections All Cap Growth Portfolio
Money Market Portfolio	The Travelers Series Trust
AIM Variable Insurance Funds, Inc.	Disciplined Mid Cap Stock Portfolio
AIM V.I. Premier Equity Fund — Series I	Equity Income Portfolio
CitiStreet Funds, Inc.	Federated Stock Portfolio
CitiStreet Diversified Bond Fund — Class I	Large Cap Portfolio
CitiStreet International Stock Fund — Class I	Lazard International Stock Portfolio
CitiStreet Large Company Stock Fund — Class I	MFS Emerging Growth Portfolio
CitiStreet Small Company Stock Fund — Class I	MFS Mid Cap Growth Portfolio
Delaware VIP Trust	MFS Research Portfolio
Delaware VIP REIT Series — Standard Class	Pioneer Fund Portfolio(5)
Delaware VIP Small Cap Value Series — Standard Class	Social Awareness Stock Portfolio
Dreyfus Variable Investment Fund	Travelers Quality Bond Portfolio
Dreyfus Variable Investment Fund — Appreciation	U.S. Government Securities Portfolio
Portfolio —Initial Shares	Travelers Series Fund Inc.
Dreyfus Variable Investment Fund — Developing Leaders	AIM Capital Appreciation Portfolio
Portfolio — Initial Shares (1)	Alliance Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	MFS Total Return Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Putnam Diversified Income Portfolio
Greenwich Street Series Fund	Smith Barney Aggressive Growth Portfolio
Appreciation Portfolio	Smith Barney High Income Portfolio
Equity Index Portfolio — Class II Shares	Smith Barney International All Cap Growth Portfolio
Fundamental Value Portfolio	Smith Barney Large Capitalization Growth Portfolio
Janus Aspen Series	Van Kampen Life Investment Trust
Balanced Portfolio — Service Shares	Comstock Portfolio Class II Shares
Mid Cap Growth Portfolio — Service Shares(2)	Emerging Growth Portfolio Class II Shares
Worldwide Growth Portfolio — Service Shares	Enterprise Portfolio Class II Shares
PIMCO Variable Insurance Trust	Variable Annuity Portfolios
Total Return Portfolio — Administrative Class	Smith Barney Small Cap Growth Opportunities Portfolio
Putnam Variable Trust	Variable Insurance Products Fund II
Putnam VT International Equity Fund — Class IB Shares(3)	Contrafund® Portfolio — Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares	Variable Insurance Products Fund III
Salomon Brothers Variable Series Funds Inc.	Dynamic Capital Appreciation Portfolio — Service Class 2
All Cap Fund — Class I(4)	Mid Cap Portfolio — Service Class 2
Investors Fund — Class I
Small Cap Growth Fund — Class I
Total Return Fund — Class I

______________

(1)	Formerly Small Cap Portfolio — Initial Shares	(4)	Formerly Capital Fund — Class I
(2)	Formerly Aggressive Growth Portfolio — Service Shares	(5)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC’s website (http://www.sec.gov). See Appendix B for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Annuity Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus Dated: May 1, 2003

Glossary	3	Variable Annuity	31
Summary	5	Fixed Annuity	32
Fee Table	8	Election of Options	32
Condensed Financial Information	17	Retired Life Certificate	32
The Annuity Contract	17	Allocation of Cash Surrender Value During the
Contract Owner Inquiries	17	Annuity Period	32
Allocated Contracts	17	Annuity Options	33
Unallocated Contracts	17	Variable Liquidity Benefit	33
Purchase Payments	17	Miscellaneous Contract Provisions	34
Accumulation Units	18	Right to Return	34
The Variable Funding Options	18	Termination of Allocated Contracts	34
Charges and Deductions	24	Contract Exchanges	34
General	24	Suspension of Payments	35
Withdrawal Charge	24	The Separate Account	35
Free Withdrawal Allowance	25	Performance Information	35
Mortality and Expense Risk Charge	25	Standardized Method	36
Variable Liquidity Benefit Charges	26	Nonstandardized Method	36
Variable Funding Option Expenses	26	General	36
Premium Tax	26	Federal Tax Considerations	36
Changes in Taxes Based Upon Premium or		Non-Resident Aliens	36
Value	26	General Taxation of Annuities	36
Administrative Charge	26	Qualified Annuity Contracts	37
TPA Administrative Charges	27	Penalty Tax for Premature Distributions	37
Transfers	27	Ownership of the Investments	37
Dollar Cost Averaging	27	Mandatory Distributions for Qualified Plans	37
Asset Allocation Advice	28	Taxation of Death Benefit Proceeds	38
Access to your Money	28	Other Information	38
Systematic Withdrawals	29	The Insurance Company	38
Ownership Provisions	29	Distribution of Variable Annuity Contracts	38
Types of Ownership	29	Conformity with State and Federal Laws	38
Beneficiary	29	Voting Rights	38
Death Benefit	29	Contract Modification	38
Death Benefit Proceeds Prior to Maturity Date	30	Legal Proceedings	39
Payment of Proceeds	30	APPENDIX A: Condensed Financial Information	A-1
Death Benefit Proceeds After Maturity Date	31	APPENDIX B: Contents of the Statement Of
The Annuity Period	31	Additional Information	B-1
Maturity Date	31	APPENDIX C: Texas Optional Retirement Plan
Allocation of Annuity	31	Participants	C-1

2

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Certificate — the document issued to Participants under a master group contract.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or any other office that we may designate for the purpose of administering this contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Participant — an individual participating under a group contract.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

3

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

4

Summary:
Travelers Gold Track Select Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Variable Annuity Contract? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

Who should purchase this Contract? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”). The Contract may also be issued for nonqualified and unfunded deferred compensation plans, which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Who is the Contract issued to? If a group allocated Contract is purchased, we issue certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the group Participant. Where we refer to your Contract, we are referring to a group unallocated Contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your

5

retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a Right to Return Period? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the cash value returned to you may be greater or less than your Purchase Payment. The cash value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Variable Funding Options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any Contract Year.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of .10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the Variable Funding Options. Each Variable Funding Option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the Death Benefit under the Contract? The death benefit applies upon the first death of the owner, joint owner or Annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives Due Proof of Death. Please refer to the Death Benefit section of the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

6

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS’s CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
7

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Account. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Maximum Transaction Expenses

Surrender Charge

As a percentage of amount surrendered

Years Since Purchase Payment Made		Surrender Charge
Greater than or Equal To	But less than
0 years	3 years	5%
3 years	5 years	4%
5 years	7 years	3%
7 years	9 years	2%
9+ years		0%

Administrative Charges

Funding Option Administrative Charge	0.10%
(As a percentage of amounts allocated to the Variable Funding Options under allocated contracts)

Maximum Annual Separate Account Charges

Mortality & Expense Risk Charge	1.20%
(As a percentage of average daily net assets of the Separate Account)

8

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	2.79%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(1)
High Yield Bond Trust	0.55%	—	0.16%	0.71%(2)
Managed Assets Trust	0.56%	—	0.05%	0.61%(3)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(4)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.11%	0.56%
CitiStreet International Stock Fund — Class I	0.73%	—	0.17%	0.90%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	0.15%	0.70%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	0.16%	0.76%
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.36%	1.81%
CitiStreet International Stock Fund — Class I	0.73%	—	1.42%	2.15%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	1.40%	1.95%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	1.41%	2.01%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(5)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(6)
Delaware VIP Small Cap Value Series — Standard Class	0.75%	—	0.10%	0.85%(7)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
9

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(8)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(17)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(10)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(17)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(11)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(12)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(11)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(13)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(14)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Total Return Fund — Class I	0.80%	—	0.21%	1.01%(19)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	0.75%	—	0.67%	1.42%(15)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(17)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(16)
Federated High Yield Portfolio†	0.71%	—	0.18%	0.89%(17)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(17)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(18)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(1)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(17)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(19)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(19)
10

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Travelers Series Trust (continued)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(20)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(21)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(22)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(1)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(23)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(23)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(23)
Putnam Diversified Income Portfolio	0.75%	—	0.18%	0.93%(23)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(24)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(23)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(25)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(23)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Money Market Portfolio†	0.38%	—	0.04%	0.42%
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(26)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(27)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(28)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(29)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Includes 0.0125 CHART asset allocation fee.

†	Closed to new investors.

#	Expense reimbursements or waivers that are voluntary may be terminated at any time.

Notes

(1)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

(2)	Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund's net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

(3)	Management fee includes Administration fee. No fees were waived during the period, nor was the Fund reimbursed for expenses. Fund operates under a voluntary expense cap of 1.25%.

(4)	Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(5)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating

11

Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

(6)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily n et assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(7)	The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(8)	The Fund’s Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(9)	The Fund administration fee is paid indirectly through the management fee.

(10)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(11)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

(12)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

(13)	"Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(15)	As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors.

(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(17)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(18)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(19)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(20)	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

(21)	Management fee has breakpoints. The management rates decrease, as the Fund's net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

(22)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(23)	Fund has a voluntary expense cap of 1.25%.

(24)	Fund has a voluntary expense cap of 1.00%.

(25)	Fund has a voluntary expense cap of 1.50%.

12

(26)	Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

(27)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(28)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time. Also, The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

(29)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

13

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above. The examples also reflect the administrative charge.

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	731	1105	1494	2472	217	670	1149	2472
High Yield Bond Trust	719	1067	1431	2338	204	630	1083	2338
Managed Assets Trust	709	1038	1381	2233	194	600	1032	2233
Money Market Portfolio (Travelers)	691	983	1286	2030	175	542	933	2030
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	732	1108	1499	2483	218	673	1154	2483
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	705	1024	1356	2180	189	585	1006	2180
CitiStreet International Stock Fund — Class I	737	1123	1524	2534	223	688	1180	2534
CitiStreet Large Company Stock Fund — Class I	718	1064	1426	2327	203	627	1078	2327
CitiStreet Small Company Stock Fund — Class I	724	1082	1455	2390	209	646	1108	2390
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	823	1383	1959	3420	314	960	1630	3420
CitiStreet International Stock Fund — Class I	856	1478	2117	3729	348	1059	1793	3729
CitiStreet Large Company Stock Fund — Class I	837	1422	2025	3549	328	1001	1698	3549
CitiStreet Small Company Stock Fund — Class I	842	1439	2052	3604	334	1018	1726	3604
Credit Suisse Trust
Emerging Markets Portfolio†	831	1405	1997	3494	322	983	1669	3494
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	731	1105	1494	2472	217	670	1149	2472
Delaware VIP Small Cap Value Series — Standard Class	732	1108	1499	2483	218	673	1154	2483
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	726	1088	1465	2410	211	652	1119	2410
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	728	1097	1480	2441	214	661	1134	2441

14

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	752	1169	1602	2696	239	736	1260	2696
Greenwich Street Series Fund
Appreciation Portfolio	725	1085	1461	2400	210	649	1114	2400
Equity Index Portfolio — Class II Shares	709	1038	1381	2233	194	600	1032	2233
Fundamental Value Portfolio	726	1088	1465	2410	211	652	1119	2410
Janus Aspen Series
Balanced Portfolio — Service Shares	739	1128	1534	2554	225	694	1190	2554
Mid Cap Growth Portfolio — Service Shares	739	1128	1534	2554	225	694	1190	2554
Worldwide Growth Portfolio — Service Shares	742	1137	1549	2585	228	703	1205	2585
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	714	1053	1405	2285	199	615	1057	2285
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	823	1383	1959	3420	314	960	1630	3420
Putnam VT International Equity Fund — Class IB Shares	769	1220	1689	2875	257	790	1350	2875
Putnam VT Small Cap Value Fund — Class IB Shares	763	1200	1655	2806	250	769	1315	2806
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	744	1143	1558	2605	230	709	1215	2605
Investors Fund — Class I	728	1097	1480	2441	214	661	1134	2441
Small Cap Growth Fund — Class I	775	1237	1718	2934	263	808	1380	2934
Total Return Fund — Class I	747	1154	1578	2646	234	721	1235	2646
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	740	1131	1539	2564	226	697	1195	2564
Smith Barney Premier Selections All Cap Growth Portfolio	757	1183	1626	2746	244	751	1285	2746
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	786	1272	1776	3051	275	844	1440	3051
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	732	1108	1499	2483	218	673	1154	2483
Equity Income Portfolio	731	1105	1494	2472	217	670	1149	2472
Federated High Yield Portfolio†	736	1120	1520	2524	222	685	1175	2524
Federated Stock Portfolio	731	1105	1494	2472	217	670	1149	2472
Large Cap Portfolio	732	1108	1499	2483	218	673	1154	2483
Lazard International Stock Portfolio	752	1169	1602	2696	239	736	1260	2696
MFS Emerging Growth Portfolio	736	1120	1520	2524	222	685	1175	2524
MFS Mid Cap Growth Portfolio	740	1131	1539	2564	226	697	1195	2564
MFS Research Portfolio	741	1134	1544	2575	227	700	1200	2575
Pioneer Fund Portfolio	746	1151	1573	2636	233	718	1230	2636
Social Awareness Stock Portfolio	726	1088	1465	2410	211	652	1119	2410
Travelers Quality Bond Portfolio	693	988	1296	2052	177	548	944	2052
U.S. Government Securities Portfolio	693	988	1296	2052	177	548	944	2052
15

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	732	1108	1499	2483	218	673	1154	2483
Alliance Growth Portfolio	730	1102	1490	2462	216	667	1144	2462
MFS Total Return Portfolio	730	1102	1490	2462	216	667	1144	2462
Putnam Diversified Income Portfolio	740	1131	1539	2564	226	697	1195	2564
Smith Barney Aggressive Growth Portfolio	730	1102	1490	2462	216	667	1144	2462
Smith Barney High Income Portfolio	717	1061	1421	2317	202	624	1073	2317
Smith Barney International All Cap Growth Portfolio	746	1151	1573	2636	233	718	1230	2636
Smith Barney Large Cap Value Portfolio	716	1058	1415	2306	201	621	1067	2306
Smith Barney Large Capitalization Growth Portfolio	728	1094	1475	2431	213	658	1129	2431
Smith Barney Money Market Portfolio†	691	983	1286	2030	175	542	933	2030
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	741	1134	1544	2575	227	700	1200	2575
Emerging Growth Portfolio Class II Shares	749	1160	1587	2666	236	727	1245	2666
Enterprise Portfolio Class II Shares	739	1128	1534	2554	225	694	1190	2554
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	737	1123	1524	2534	223	688	1180	2534
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	740	1131	1539	2564	226	697	1195	2564
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	916	1655	2406	4281	411	1244	2092	4281
Mid Cap Portfolio — Service Class 2	742	1137	1549	2585	228	703	1205	2585

______________

†	Closed to new investors.

**	Includes 0.0125 chart asset allocation fee.

16

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Gold Track Select Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as the Annuity Commencement Date” in your Contract.). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Cash Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Cash Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Cash Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Allocated Contracts

A group allocated contract will cover all present and future Participants under the Contract. A Participant under an allocated contract receives a certificate that evidences participation in the Contract.

Unallocated Contracts

We offer an unallocated annuity contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. We hold all Purchase Payments under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

Purchase Payments

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New

17

York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are subaccounts of the Separate Account. The subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust*	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC
Managed Assets Trust**	Seeks high total return. The Fund normally invests in equities, convertible and fixed-income securities. The Fund’s policy is to allocate investments among asset classes.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Money Market Portfolio *	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC

18

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	Seeks maximum long term total return. The Fund normally invests in fixed income securities.	CitiStreet Funds Management LLC (“CitiStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management (“SBAM”); and SSgA Funds Management (“SSgA”)
CitiStreet International Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Citigroup Asset Management Limited, and SSgA
CitiStreet Large Company Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of large, well established companies.	CitiStreet Subadviser: Wellington Management Company; Smith Barney Fund Management LLC, and SSgA
CitiStreet Small Company Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management; TIMCO; and SSgA
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Delaware VIP Small Cap Value Series — Standard Class	Seeks capital appreciation. The Fund normally invests in securities of small capitalization companies.	Delaware
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
Total Return Fund — Class I**	Seeks above average income (compared to a portfolio invested entirely in equity securities). Secondarily seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of U.S. and foreign issuers.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	Seeks long term capital growth. Current income is a secondary objective. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued relative to the market.	Strong Capital Management Inc.
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio†*	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (‘Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Travelers Series Trust (continued)
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
U.S. Government Securities Portfolio*	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Travelers Series Fund (continued)
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Money Market Portfolio†	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

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†	Closed to new investors.

*	The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to your Contract for transfer restrictions.

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CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the Cash Value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years

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seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

(a)	The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

(b)	Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants; and

(c)	The expected level of commission we may pay to the agent or TPA for distribution expenses; and

(d)	Any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    retirement of Participant
    severance from employment by Participant
    loans (if available)
    hardship (as defined by the Code) suffered by the Participant death of Participant
    disability (as defined by the Code) of Participant
    return of excess plan contributions
    minimum required distributions, generally when Participant reaches age 70½
    transfers to an Employee Stock Fund
    certain Plan expenses, as mutually agreed upon
    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

Free Withdrawal Allowance

For Contracts in use with deferred compensation plans, the tax-deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk (“M&E”) charge on each business day from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

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Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge
Greater than or Equal To	But less than
0 years	3 years	5%
3 years	5 years	4%
5 years	7 years	3%
7 years	9 years	2%
9+ years	0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Administrative Charge

We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

(a)	The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

(b)	Determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

(c)	TPA and/or agent involvement.

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TPA Administrative Charges

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Cash Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

  1.   Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.

  2.   Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements. You may also transfer between the Fixed Account and the Variable Funding Options at least once every six months, provided the amount is not greater than 20% of the Fixed Account value on that date.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the

27

program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months ..

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate disclosure statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

ACCESS TO YOUR MONEY

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

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Participants in Section 403(b) tax-deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to severance from employment, death, disability or hardship. (See “Federal Tax Considerations.”)

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to Contract Values.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Cash Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner (you).

If a group “allocated” contract is purchased, we issue certificates to the individual Participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to “you,” we are referring to the Contract Owner, or to the group Participant, as applicable. The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly Annuity Payments depend. Because this is a qualified Contract, the owner and the Annuitant must always be the same person, and there can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant, they will share equally in benefits unless we receive other instructions, by Written Request before the death of the Annuitant or Contract Owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

DEATH BENEFIT

Before the Maturity Date, (also referred to as the “annuity commencement date”), ,generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death (“Death Report Date”).

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by Written Request to us at our Home Office. The beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

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We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the cash value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total Purchase Payments attributable to the Participant under the unallocated Contract.

Death Benefit Proceeds Prior To Maturity Date

Allocated Contract. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

(a)	the cash value of the Participant’s individual account or

(b)	the total Purchase Payments under that Participant’s individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the cash value of the Participant’s individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

Unallocated Contract. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

a)	the cash value attributable to the Participant under the Contract or

b)	the total Purchase Payments attributable to the Participant under the Contract, less any applicable premium tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the beneficiary the cash value attributable to the Participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

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Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the beneficiary, as provided in the plan.

THE ANNUITY PERIOD

Maturity Date (Annuity Commencement Date)

Under the Contract, you can receive regular income payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with qualified contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, if your net investment rate corresponds to an annual interest rate of 3%, this means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

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Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

Election of Options

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

(a)	the Participant’s name, address, date of birth, social security number;

(b)	the amount to be distributed;

(c)	the annuity option which is to be purchased;

(d)	the date the annuity option payments are to begin;

(e)	if the form of the annuity provides a death benefit in the event of the Participant’s death, the name, relationship and address of the beneficiary as designated by you; and

(f)	any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

Retired Life Certificate

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

Allocation of Cash Value During the Annuity Period

At the time an annuity option is elected, you also may elect to have the Participant’s cash value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision Transfers of Cash Value Between Funding Options, in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

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Annuity Options

Option 1 — Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 — Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 — Life Annuity — Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

(a)	is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment;

(b)	and is

(1)	the number of Annuity Units represented by each payment; times

(2)	the number of payments made;

and for a Fixed Annuity:

(a)	is the cash value applied on the Maturity Date under this option; and

(b)	is the dollar amount of Annuity Payments already paid.

Option 4 — Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 —Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 7 — Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

Variable Liquidity Benefit

This benefit is only offered with variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain

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payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the cash value we return may be greater or less than your Purchase Payment.

The right to return described above does not apply to Participants in unallocated contracts or in the Texas Optional Retirement Program.

Termination of Allocated Contracts

For purposes of the following discussion, “you” and “your” refers to the group Contract Owner.

Under the allocated Contracts, if the cash value in a Participant’s individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that Participant’s individual account to your account.

Any cash value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

(a)	the cash value of the Contract is less than the termination amount; or

(b)	we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

(c)	we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the Contract Owner’s Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

(a)	accept no further payments for this Contract; and

(b)	pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you or distribute the Cash Surrender Value of each Participant’s individual account as described in the settlement provisions section at your direction; and

(c)	pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, which began before the date of discontinuance.

Contract Exchanges

(a)	You may transfer all or any part of your account’s Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account’s Cash Surrender Value from one funding option to any contract not issued by us.

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(b)	Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

(c)	Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNT

Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting fr om a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

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Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable surrender charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. These returns also do not reflect the surrender charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

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Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

Taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

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Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing and services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Contract Modification

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

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Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet its obligations under the Contract.

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APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 0.60% = (Standard Death Benefit) and the maximum variable account charge of 1.30% (Standard Death Benefit). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix B.

Minimum Expense
0.60 M&E = 0.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.804	1.344	2,932,920
	2001	2.456	1.804	2,602,726
	2000	3.163	2.456	996,560
	1999	2.073	3.163	437,009
	1998	1.290	2.073	413,409
	1997	1.000	1.290	68,643

High Yield Bond Trust (3/97)	2002	1.437	1.494	206,913
	2001	1.319	1.437	194,917
	2000	1.315	1.319	8,718
	1999	1.267	1.315	4,573
	1998	1.196	1.267	533
	1997	1.000	1.196	197

Managed Assets Trust (3/97)	2002	1.591	1.446	2,932,943
	2001	1.686	1.591	2,310,280
	2000	1.724	1.686	766,016
	1999	1.519	1.724	95,510
	1998	1.258	1.519	23,844
	1997	1.000	1.258	5,565

Money Market Portfolio (9/98)	2002	1.151	1.160	4,276,846
	2001	1.116	1.151	2,797,896
	2000	1.057	1.116	3,181
	1999	1.013	1.057	—
	1998	1.000	1.013	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (7/01)	2002	0.890	0.617	306,570
	2001	1.000	0.890	178,744

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.417	1.534	513,410
	2001	1.334	1.417	122,849
	2000	1.194	1.334	17,825
	1999	1.235	1.194	8,580
	1998	1.140	1.235	6,982

CitiStreet International Stock Fund — Class I (3/97)	2002	1.225	0.946	323,555
	2001	1.568	1.225	349,886
	2000	1.716	1.568	187,532
	1999	1.302	1.716	58,143
	1998	1.141	1.302	20,676
	1997	1.000	1.141	3,405

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.142	0.876	415,447
	2001	1.364	1.142	272,388
	2000	1.613	1.364	118,559
	1999	1.628	1.613	92,195
	1998	1.417	1.628	58,294
	1997	1.000	1.417	1,292

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.285	0.974	586,956
	2001	1.273	1.285	304,920
	2000	1.163	1.273	138,115
	1999	0.856	1.163	92,398
	1998	0.942	0.856	70,995
	1997	1.000	0.942	5,090

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/01)	2002	1.190	1.046	33,858
	2001	1.325	1.190	11,235
	2000	1.947	1.325	—
	1999	1.080	1.947	—
	1998	1.000	1.080	—

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.352	1.405	325,441
	2001	1.250	1.352	71,516
	2000	0.958	1.250	600
	1999	1.000	0.958	—

VIP Small Cap Value Series — Standard Class (9/98)	2002	1.385	1.299	349,704
	2001	1.245	1.385	119,147
	2000	1.060	1.245	—
VIP Small Cap Value Series — Standard Class (continued)	1999	1.121	1.060	—
	1998	1.000	1.121	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.062	0.879	323,041
	2001	1.178	1.062	100,385
	2000	1.193	1.178	8,776
	1999	1.077	1.193	3,743
	1998	1.000	1.077	502

Small Cap Portfolio — Initial Shares (9/98)	2002	1.542	1.240	1,104,419
	2001	1.653	1.542	892,061
	2000	1.467	1.653	465,722
	1999	1.199	1.467	63,771
	1998	1.000	1.199	—

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.945	0.775	79,537
	2001	1.000	0.945	38,147

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund (continued)
Equity Index Portfolio — Class II Shares (5/99)	2002	0.859	0.663	2,999,593
	2001	0.987	0.859	2,211,151
	2000	1.094	0.987	—
	1999	1.000	1.094	—

Fundamental Value Portfolio (5/01)	2002	0.925	0.724	415,983
	2001	1.000	0.925	287,679

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (7/01)	2002	0.773	0.553	681,958
	2001	1.000	0.773	323,705

Balanced Portfolio — Service Shares (7/01)	2002	0.964	0.894	1,732,684
	2001	1.000	0.964	1,050,044

Worldwide Growth Portfolio — Service Shares (7/01)	2002	0.841	0.621	1,259,857
	2001	1.000	0.841	793,901
OCC Accumulation Trust
Equity Portfolio (10/98)	2002	1.179	0.987	—
	2001	1.276	1.179	—
	2000	1.168	1.276	—
	1999	1.146	1.168	—
	1998	1.000	1.146	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (7/01)	2002	1.059	1.148	1,433,047
	2001	1.000	1.059	241,694

Putnam VT International Growth Fund — Class IB Shares (7/01)	2002	0.862	0.705	915,170
	2001	1.000	0.862	381,220

Putnam VT Small Cap Value Fund — Class IB Shares (7/01)	2002	1.094	0.889	970,390
	2001	1.000	1.094	255,109

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust (continued)
Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.810	0.567	84,242
	2001	1.000	0.810	45,903

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/01)	2002	1.657	1.234	1,398,103
	2001	1.636	1.657	787,918
	2000	1.392	1.636	554
	1999	1.147	1.392	—
	1998	1.000	1.147	—

Investors Fund — Class I (10/98)	2002	1.462	1.118	539,109
	2001	1.534	1.462	543,168
	2000	1.339	1.534	143,552
	1999	1.206	1.339	106
	1998	1.000	1.206	—

Small Cap Growth Fund — Class I (5/01)	2002	0.975	0.633	593,152
	2001	1.000	0.975	195,824
Total Return Fund — Class I (9/98)	2002	1.123	1.039	2,297
	2001	1.139	1.123	1,241
	2000	1.062	1.139	—
	1999	1.060	1.062	—
	1998	1.000	1.060	—

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)	2002	0.899	0.661	36,570
	2001	1.000	0.899	6,851

Smith Barney Premier Selections All Cap Growth Portfolio (7/01)	2002	0.899	0.654	14,777
	2001	1.000	0.899	11,736

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)	2002	1.383	1.057	223,092
	2001	1.337	1.383	88,759
	2000	1.247	1.337	—
	1999	1.291	1.247	—
	1998	1.000	1.291	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (11/98)	2002	0.915	0.707	—
	2001	1.162	0.915	—
	2000	1.286	1.162	—
	1999	1.071	1.286	—
	1998	1.000	1.071	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.608	1.370	1,086,972
	2001	1.686	1.608	369,948
	2000	1.454	1.686	10,638
	1999	1.222	1.454	5,028
	1998	1.000	1.222	9

Equity Income Portfolio (7/97)	2002	1.247	1.067	1,442,911
	2001	1.343	1.247	866,686
	2000	1.238	1.343	33,200
	1999	1.187	1.238	—
	1998	1.063	1.187	—
	1997	1.000	1.063	—

Federated High Yield Portfolio (10/97)	2002	0.998	1.029	105
	2001	0.985	0.998	—
	2000	1.079	0.985	—
	1999	1.053	1.079	—
	1998	1.011	1.053	—
	1997	1.000	1.011	—

Federated Stock Portfolio (7/97)	2002	1.386	1.111	365,305
	2001	1.371	1.386	17,042
	2000	1.329	1.371	—
	1999	1.270	1.329	—
	1998	1.084	1.270	—
	1997	1.000	1.084	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
Large Cap Portfolio (7/97)	2002	1.245	0.955	625,512
	2001	1.515	1.245	547,251
	2000	1.782	1.515	27,300
	1999	1.386	1.782	—
	1998	1.029	1.386	—
	1997	1.000	1.029	—

Lazard International Stock Portfolio (8/97)	2002	0.858	0.742	21,416
	2001	1.169	0.858	15,934
	2000	1.328	1.169	—
	1999	1.098	1.328	—
	1998	0.981	1.098	—
	1997	1.000	0.981	—

MFS Emerging Growth Portfolio (5/01)	2002	0.816	0.533	31,236
	2001	1.000	0.816	4,859

MFS Mid Cap Growth Portfolio (9/98)	2002	1.633	0.830	202,508
	2001	2.152	1.633	325,204
	2000	1.979	2.152	165,835
	1999	1.213	1.979	415
	1998	1.000	1.213	—
MFS Research Portfolio (10/98)	2002	1.108	0.824	79,115
	2001	1.437	1.108	230,822
	2000	1.531	1.437	156,027
	1999	1.245	1.531	18,357
	1998	1.000	1.245	4,261

Social Awareness Stock Portfolio (10/96)	2002	1.646	1.230	332,072
	2001	1.964	1.646	276,743
	2000	1.985	1.964	104,272
	1999	1.724	1.985	40,351
	1998	1.311	1.724	12,064
	1997	1.000	1.311	1,465

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Trust (continued)
Travelers Quality Bond Portfolio (9/97)	2002	1.254	1.318	236,922
	2001	1.177	1.254	131,098
	2000	1.107	1.177	1,597
	1999	1.102	1.107	1,221
	1998	1.021	1.102	228
	1997	1.000	1.021	—

U.S. Government Securities Portfolio (10/96)	2002	1.435	1.621	517,949
	2001	1.364	1.435	34,745
	2000	1.199	1.364	1,246
	1999	1.259	1.199	—
	1998	1.149	1.259	6,143
	1997	1.000	1.149	—

Utilities Portfolio (3/97)	2002	1.421	0.986	125,367
	2001	1.857	1.421	87,240
	2000	1.503	1.857	33,198
	1999	1.514	1.503	8,345
	1998	1.289	1.514	6,675
	1997	1.000	1.289	1,494

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.869	0.657	63,409
	2001	1.000	0.869	20,879
Alliance Growth Portfolio (3/97)	2002	1.614	1.065	489,407
	2001	1.874	1.614	544,899
	2000	2.305	1.874	275,547
	1999	1.753	2.305	99,102
	1998	1.367	1.753	32,748
	1997	1.000	1.367	10,959

MFS Total Return Portfolio (3/97)	2002	1.645	1.549	2,201,507
	2001	1.655	1.645	1,523,540
	2000	1.427	1.655	66,535
	1999	1.399	1.427	76,473
	1998	1.260	1.399	67,299
	1997	1.000	1.260	9,157

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Putnam Diversified Income Portfolio (10/96)	2002	1.127	1.186	62,808
	2001	1.088	1.127	117,990
	2000	1.098	1.088	4,035
	1999	1.093	1.098	9,311
	1998	1.092	1.093	31,397
	1997	1.000	1.092	6,058

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.950	0.636	1,482,733
	2001	1.000	0.950	646,990

Smith Barney High Income Portfolio (10/96)	2002	1.051	1.011	21,046
	2001	1.099	1.051	12,732
	2000	1.202	1.099	170
	1999	1.179	1.202	306
	1998	1.180	1.179	—
	1997	1.000	1.180	—

Smith Barney International All Cap Growth Portfolio (3/97)	2002	0.951	0.702	99,780
	2001	1.390	0.951	113,887
	2000	1.835	1.390	212,289
	1999	1.101	1.835	6,115
	1998	1.040	1.101	13,292
	1997	1.000	1.040	6,580
Smith Barney Large Cap Value Portfolio (3/97)	2002	1.486	1.102	2,719,762
	2001	1.628	1.486	2,156,095
	2000	1.448	1.628	706,152
	1999	1.456	1.448	64,998
	1998	1.334	1.456	21,635
	1997	1.000	1.334	7,515

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.375	1.028	39,296
	2001	1.581	1.375	124,406
	2000	1.709	1.581	78,925
	1999	1.314	1.709	—
	1998	1.000	1.314	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.60 M&E = 0.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Smith Barney Money Market Portfolio (3/97)	2002	1.247	1.256	384,180
	2001	1.210	1.247	36,990
	2000	1.148	1.210	56,905
	1999	1.102	1.148	504,494
	1998	1.056	1.102	—
	1997	1.000	1.056	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (7/01)	2002	0.819	0.548	151,687
	2001	1.000	0.819	56,640

Enterprise Portfolio — Class II Shares (5/01)	2002	0.913	0.639	13,723
	2001	1.000	0.913	6,891

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/01)	2002	0.950	0.702	239,285
	2001	1.000	0.950	74,692

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (4/01)	2002	0.951	0.855	2,680,749
	2001	1.000	0.951	1,433,561
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (9/01)	2002	0.848	0.779	35,320
	2001	1.000	0.848	10,715

Mid Cap Portfolio — Service Class 2 (7/01)	2002	1.034	0.924	652,170
	2001	1.000	1.034	194,753

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.740	1.286	2,026,597
	2001	2.385	1.740	1,800,337
	2000	3.092	2.385	1,555,883
	1999	2.040	3.092	1,271,961
	1998	1.279	2.040	961,744

High Yield Bond Trust (3/97)	2002	1.385	1.430	80,261
	2001	1.281	1.385	67,746
	2000	1.285	1.281	48,596
	1999	1.247	1.285	42,157
	1998	1.186	1.247	28,684
	1997	1.000	1.186	3,815

Managed Assets Trust (3/97)	2002	1.534	1.384	480,471
	2001	1.637	1.534	438,370
	2000	1.686	1.637	401,308
	1999	1.495	1.686	362,589
	1998	1.247	1.495	299,403
	1997	1.000	1.247	223,823

Money Market Portfolio (9/98)	2002	1.125	1.125	45,798
	2001	1.098	1.125	8,164
	2000	1.047	1.098	—
	1999	1.011	1.047	108
	1998	1.000	1.011	—

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (7/01)	2002	0.886	0.610	41,405
	2001	1.000	0.886	9,328

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.366	1.469	188,280
	2001	1.295	1.366	150,472
	2000	1.167	1.295	69,929
	1999	1.216	1.167	56,766
	1998	1.130	1.216	50,376
	1997	1.000	1.130	22,291

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (3/97)	2002	1.181	0.905	108,558
	2001	1.523	1.181	81,149
	2000	1.677	1.523	46,491
	1999	1.282	1.677	37,869
	1998	1.131	1.282	35,028
	1997	1.000	1.131	16,165

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.101	0.839	363,378
	2001	1.324	1.101	326,861
	2000	1.577	1.324	246,823
	1999	1.603	1.577	186,669
	1998	1.405	1.603	153,298
	1997	1.000	1.405	42,001

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.239	0.933	146,211
	2001	1.236	1.239	121,305
	2000	1.137	1.236	123,164
	1999	0.842	1.137	91,325
	1998	0.934	0.842	68,535
	1997	1.000	0.934	33,718

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/03)	2002	1.163	1.016	3,521
	2001	1.305	1.163	1,869
	2000	1.931	1.305	743
	1999	1.078	1.931	229
	1998	1.000	1.078	—

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.324	1.366	23,932
	2001	1.233	1.324	4,245
	2000	0.951	1.233	57
	1999	1.000	0.951	—

VIP Small Cap Value Series — Standard Class (9/98)	2002	1.353	1.261	18,910
	2001	1.226	1.353	5,788

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

VIP Small Cap Value Series — Standard Class (continued)	2000	1.051	1.226	—
	1999	1.119	1.051	—
	1998	1.000	1.119	124

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.037	0.852	200,751
	2001	1.159	1.037	136,753
	2000	1.181	1.159	75,462
	1999	1.074	1.181	26,484
	1998	1.000	1.074	—

Small Cap Portfolio — Initial Shares (9/98)	2002	1.507	1.203	191,979
	2001	1.627	1.507	93,689
	2000	1.454	1.627	21,714
	1999	1.196	1.454	15,312
	1998	1.000	1.196	6,726

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.940	0.765	10,906
	2001	1.000	0.940	4,178

Equity Index Portfolio — Class II Shares (5/99)	2002	0.844	0.647	235,737
	2001	0.975	0.844	133,552
	2000	1.090	0.975	16,099
	1999	1.000	1.090	4,744

Fundamental Value Portfolio (5/01)	2002	0.921	0.716	22,981
	2001	1.000	0.921	6,898

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (7/01)	2002	0.770	0.546	30,854
	2001	1.000	0.770	4,574

Balanced Portfolio — Service Shares (7/01)	2002	0.959	0.884	36,827
	2001	1.000	0.959	7,538

Worldwide Growth Portfolio — Service Shares (7/01)	2002	0.837	0.614	22,552
	2001	1.000	0.837	5,640

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

OCC Accumulation Trust
Equity Portfolio (10/98)	2002	1.153	0.961	—
	2001	1.256	1.153	353
	2000	1.158	1.256	—
	1999	1.144	1.158	—
	1998	1.000	1.144	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (7/01)	2002	1.054	1.134	43,128
	2001	1.000	1.054	7,564

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (7/01)	2002	0.858	0.697	13,050
	2001	1.000	0.858	5,115

Putnam VT Small Cap Value Fund — Class IB Shares (7/01)	2002	1.089	0.879	20,903
	2001	1.000	1.089	2,938

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.806	0.560	11,361
	2001	1.000	0.806	2,387

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/01)	2002	1.620	1.199	62,773
	2001	1.611	1.620	29,111
	2000	1.380	1.611	534
	1999	1.145	1.380	196
	1998	1.000	1.145	—

Investors Fund — Class I (10/98)	2002	1.429	1.085	78,635
	2001	1.510	1.429	50,373
	2000	1.328	1.510	3,198
	1999	1.204	1.328	2,737
	1998	1.000	1.204	—

Small Cap Growth Fund — Class I (5/01)	2002	0.970	0.625	3,265
	2001	1.000	0.970	565

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Total Return Fund — Class I (9/98)	2002	1.097	1.009	39,801
	2001	1.121	1.097	324
	2000	1.052	1.121	—
	1999	1.058	1.052	—
	1998	1.000	1.058	—

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)	2002	0.894	0.653	33,413
	2001	1.000	0.894	8,590

Smith Barney Premier Selections All Cap Growth Portfolio (7/01)	2002	0.895	0.647	9,111
	2001	1.000	0.895	2,490

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)	2002	1.352	1.025	5,376
	2001	1.316	1.352	1,420
	2000	1.236	1.316	—
	1999	1.289	1.236	—
	1998	1.000	1.289	—

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (11/98)	2002	0.895	0.689	—
	2001	1.145	0.895	438
	2000	1.275	1.145	199
	1999	1.070	1.275	57
	1998	1.000	1.070	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.572	1.329	94,044
	2001	1.659	1.572	36,696
	2000	1.442	1.659	1,270
	1999	1.287	1.442	542
	1998	1.000	1.287	—

Equity Income Portfolio (7/97)	2002	1.209	1.027	237,038
	2001	1.312	1.209	142,279
	2000	1.217	1.312	79,718
	1999	1.176	1.217	57,889

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Income Portfolio (continued)	1998	1.060	1.176	27,697
	1997	1.000	1.060	2,047

Federated High Yield Portfolio (10/97)	2002	0.969	0.992	11,997
	2001	0.963	0.969	9,162
	2000	1.062	0.963	6,461
	1999	1.044	1.062	3,860
	1998	1.010	1.044	678
	1997	1.000	1.010	—

Federated Stock Portfolio (7/97)	2002	1.343	1.070	17,301
	2001	1.338	1.343	10,237
	2000	1.307	1.338	7,045
	1999	1.257	1.307	4,170
	1998	1.081	1.257	972
	1997	1.000	1.081	205

Large Cap Portfolio (7/97)	2002	1.207	0.920	96,255
	2001	1.479	1.207	61,266
	2000	1.752	1.479	15,577
	1999	1.372	1.752	7,759
	1998	1.027	1.372	1,349
	1997	1.000	1.027	—

Lazard International Stock Portfolio (8/97)	2002	0.832	0.715	34,178
	2001	1.142	0.832	18,322
	2000	1.306	1.142	9,448
	1999	1.087	1.306	36,439
	1998	0.978	1.087	32,949
	1997	1.000	0.978	513

MFS Emerging Growth Portfolio (5/01)	2002	0.812	0.527	18,587
	2001	1.000	0.812	10,904

MFS Mid Cap Growth Portfolio (9/98)	2002	1.596	0.806	121,825
	2001	2.118	1.596	53,126
	2000	1.962	2.118	5,885
	1999	1.211	1.962	—
	1998	1.000	1.211	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Research Portfolio (10/98)	2002	1.083	0.800	21,285
	2001	1.415	1.083	13,530
	2000	1.518	1.415	2,997
	1999	1.243	1.518	350
	1998	1.000	1.243	—

Social Awareness Stock Portfolio (10/96)	2002	1.587	1.177	447,508
	2001	1.906	1.587	355,392
	2000	1.941	1.906	313,700
	1999	1.697	1.941	229,469
	1998	1.300	1.697	157,955
	1997	1.000	1.300	58,974

Travelers Quality Bond Portfolio (9/97)	2002	1.217	1.271	221,234
	2001	1.151	1.217	173,332
	2000	1.090	1.151	142,435
	1999	1.092	1.090	139,811
	1998	1.019	1.092	101,354
	1997	1.000	1.019	9,055

U.S. Government Securities Portfolio (10/96)	2002	1.383	1.552	261,077
	2001	1.324	1.383	186,516
	2000	1.172	1.324	138,106
	1999	1.239	1.172	110,011
	1998	1.139	1.239	62,648
	1997	1.000	1.139	14,373

Utilities Portfolio (3/97)	2002	1.370	0.944	60,637
	2001	1.803	1.370	57,561
	2000	1.470	1.803	6,646
	1999	1.490	1.470	5,986
	1998	1.278	1.490	6,389
	1997	1.000	1.278	462

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.864	0.650	9,555
	2001	1.000	0.864	1,220

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Alliance Growth Portfolio (3/97)	2002	1.556	1.020	372,812
	2001	1.819	1.556	255,561
	2000	2.254	1.819	255,841
	1999	1.726	2.254	182,765
	1998	1.355	1.726	121,866
	1997	1.000	1.355	46,772

MFS Total Return Portfolio (3/97)	2002	1.586	1.483	487,466
	2001	1.607	1.586	293,600
	2000	1.395	1.607	151,272
	1999	1.377	1.395	136,549
	1998	1.249	1.377	90,723
	1997	1.000	1.249	89,438

Putnam Diversified Income Portfolio (10/96)	2002	1.086	1.135	106,221
	2001	1.056	1.086	153,641
	2000	1.074	1.056	153,349
	1999	1.076	1.074	227,738
	1998	1.083	1.076	82,211
	1997	1.000	1.083	17,658

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.946	0.629	14,775
	2001	1.000	0.946	2,244

Smith Barney High Income Portfolio (10/96)	2002	1.014	0.968	66,368
	2001	1.067	1.014	60,523
	2000	1.176	1.067	49,732
	1999	1.161	1.176	49,357
	1998	1.171	1.161	38,681
	1997	1.000	1.171	6,260

Smith Barney International All Cap Growth Portfolio (3/97)	2002	0.917	0.672	132,135
	2001	1.350	0.917	96,390
	2000	1.794	1.350	58,628
	1999	1.083	1.794	25,632
	1998	1.031	1.083	18,937
	1997	1.000	1.031	5,601

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Large Cap Value Portfolio (3/97)	2002	1.433	1.055	255,034
	2001	1.581	1.433	237,866
	2000	1.416	1.581	204,244
	1999	1.433	1.416	218,475
	1998	1.322	1.433	190,418
	1997	1.000	1.322	51,250

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.343	0.997	44,408
	2001	1.555	1.343	22,563
	2000	1.693	1.555	6,223
	1999	1.311	1.693	1,853
	1998	1.000	1.311	—

Smith Barney Money Market Portfolio (3/97)	2002	1.202	1.202	789,747
	2001	1.175	1.202	591,721
	2000	1.122	1.175	440,206
	1999	1.085	1.122	462,445
	1998	1.047	1.085	237,923
	1997	1.000	1.047	39,703

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (7/03)	2002	0.815	0.542	26,158
	2001	1.000	0.815	4,939

Enterprise Portfolio — Class II Shares (5/01)	2002	0.909	0.632	8,253
	2001	1.000	0.909	426

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/03)	2002	0.946	0.694	5,594
	2001	1.000	0.946	1,173

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (4/03)	2002	0.947	0.845	21,217
	2001	1.000	0.947	10,328

Accumulation Unit Values (in dollars)

Maximum Expense
1.20 M&E, .10 Adm. = 1.30% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (9/01)	2002	0.844	0.770	13,031
	2001	1.000	0.844	1,686

Mid Cap Portfolio — Service Class 2 (7/01)	2002	1.029	0.914	27,675
	2001	1.000	1.029	1,660

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Travelers Series Fund: Smith Barney Large Cap Value Portfolio is no longer available to new Contract Owners

Travelers Series Fund Inc: Smith Barney Money Market Portfolio is no longer available to new Contract Owners

On July 12, 2002, The Travelers Series Trust: U.S. Government Securities Portfolio was substituted for the Franklin Templeton Variable Insurance Products Trust: Templeton Global Income Securities Portfolio, which is no longer available as a funding option.

APPENDIX B

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut, 06103-3415.

Name:
Address:

B-1

APPENDIX C

TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program (“Texas ORP”), a Participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the Cash Surrender Value of the Contract until one of the following events:

    Death
    Disability (as defined by Internal Revenue Code 72(m)(7)
    Attainment of age 701/2
    Retirement
    Termination of employment in all public institutions of higher education in Texas

If the Participant does not begin a second year of participation in the Texas ORP, the Company will pay the Participant’s Cash Surrender Value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

C-1

L-12549-C	May 1, 2003

PART B

Information Required in a Statement of Additional Information

GOLD TRACK
GOLD TRACK SELECT

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9368 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	16
INDEPENDENT AUDITORS	19
CONDENSED FINANCIAL INFORMATION	20
FINANCIAL STATEMENTS	F-1

THE INSURANCE COMPANY

The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415, and its telephone numbers is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Separate Account QP for Variable Annuities (“Separate Account QP”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account QP are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Separate Account QP, and the Commissioner has adopted no regulations under the Section that affect Separate Account QP.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account QP and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account QP.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account QP, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account QP. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account QP, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all maximum recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual account charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with any applicable maximum surrender charge or deferred sale charge at that time.

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable surrender or deferred sales charge or the semiannual account charge, which, if reflected, would decrease the level of performance shown. The surrender charge or deferred sales charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under Separate Account QP, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable maximum charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

Gold Track Standardized Performance as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-28.62%	—	-25.13%	5/1/01
AIM V.I. Premier Equity Fund	-34.61%	—	-27.93%	5/1/01
Alliance Growth Portfolio	-37.72%	-6.66%	-0.21%	10/8/96
Capital Appreciation Fund (Janus)	-29.76%	-1.10%	3.58%	10/8/96
CitiStreet International Stock Fund — Class I	-27.15%	-5.50%	-2.09%	10/7/96
CitiStreet Large Company Stock Fund — Class I	-27.65%	-10.89%	-3.29%	10/8/96
CitiStreet Small Company Stock Fund — Class I	-28.48%	-1.24%	-1.63%	10/7/96
Credit Suisse Emerging Markets Portfolio	-17.08%	—	-16.81%	5/1/01
Delaware VIP REIT Series	-1.99%	—	6.57%	1/5/99
Dreyfus Stock Index Fund	-27.21%	-3.35%	3.30%	10/1/96
Dreyfus VIF Appreciation Portfolio	-21.91%	—	-4.82%	7/29/98
Dreyfus VIF Small Cap Portfolio	-24.17%	—	3.01%	9/21/98
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-13.32%	—	-17.08%	5/1/01
Fidelity VIP Equity Income Portfolio — Initial Class	-22.13%	-2.18%	3.16%	10/7/96
Fidelity VIP Growth Portfolio — Initial Class	-34.47%	-2.83%	1.20%	10/7/96
Fidelity VIP Contrafund® Portfolio — Service Class 2	-15.24%	—	-12.36%	5/1/01
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-15.64%	—	-8.14%	5/1/01
Janus Aspen Aggressive Growth Portfolio — Service Shares*	-32.60%	—	-32.52%	5/1/01
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-30.34%	—	-27.65%	5/1/01
MFS Emerging Growth Portfolio	-38.35%	—	-33.96%	5/1/01
MFS Mid Cap Growth Portfolio	-52.02%	—	-6.22%	9/22/98
MFS Research Portfolio	-29.81%	—	-6.41%	10/2/98
Putnam VT International Growth Fund — Class IB Shares*	-22.80%	—	-21.88%	5/1/01
Putnam VT Small Cap Value Fund — Class IB Shares*	-23.37%	—	-10.27%	5/1/01
Putnam VT Voyager II Fund — Class IB Shares*	-33.97%	—	-31.47%	5/1/01
Salomon Brothers Variable Capital Fund	-29.73%	—	-21.79%	5/1/01
Salomon Brothers Variable Investors Fund	-27.85%	—	0.54%	10/1/98
Salomon Brothers Variable Small Cap Growth Fund	-38.78%	—	-26.81%	5/1/01
Smith Barney International All Cap Growth Portfolio	-30.33%	-9.29%	-6.66%	10/8/96
Smith Barney Large Cap Growth Portfolio	-29.46%	—	-1.41%	8/28/98
Smith Barney Large Cap Value Portfolio	-30.07%	-5.57%	0.33%	10/1/96

Gold Track Standardized Performance as of 12/31/02

(cont’d from previous page)

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
Social Awareness Stock Portfolio (Smith Barney)	-29.53%	-3.15%	2.11%	10/8/96
Templeton Growth Securities Fund — Class 1	-23.41%	0.02%	3.33%	10/7/96
Travelers Disciplined Mid Cap Stock Portfolio	-19.67%	—	4.46%	9/29/98
Utilities Portfolio (Smith Barney)	-34.57%	-7.01%	-1.44%	10/8/96
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-36.86%	—	-32.85%	5/1/01
Van Kampen LIT Enterprise Portfolio Class II Shares	-33.97%	—	-26.37%	5/1/01
BOND ACCOUNTS:
CitiStreet Diversified Bond Fund — Class I	2.17%	4.11%	5.81%	10/8/96
Fidelity VIP High Income Portfolio — Initial Class	-3.01%	-8.38%	-3.89%	10/8/96
PIMCO Total Return Portfolio	2.27%	—	4.57%	5/1/01
Putnam Diversified Income Portfolio	-0.72%	-0.27%	1.53%	10/8/96
Smith Barney High Income Portfolio	-9.28%	-4.89%	-1.05%	10/29/96
Travelers Convertible Securities Portfolio	-12.79%	—	1.04%	8/24/99
Travelers High Yield Bond Trust	-1.95%	2.56%	5.35%	10/8/96
Travelers Quality Bond Portfolio	-0.79%	3.24%	3.85%	9/26/97
Travelers U.S. Government Securities Portfolio	6.55%	5.09%	6.74%	10/8/96
BALANCED ACCOUNTS:
Fidelity VIP Asset Manager Portfolio — Initial Class	-14.42%	-1.07%	3.18%	10/2/96
Janus Aspen Balanced Portfolio — Service Shares	-12.49%	—	-9.97%	5/1/01
MFS Total Return Portfolio	-11.17%	2.24%	5.97%	10/8/96
Templeton Global Asset Allocation Fund — Class 1	-10.14%	0.00%	3.65%	10/8/96
Travelers Managed Assets Trust	-14.30%	0.86%	4.80%	10/8/96
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-5.04%	1.57%	2.45%	10/1/96

The inception date used to calculate the standardized performance is based on the date that the investment option became active in the product.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Gold Track Non-Standardized Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.86%	-24.86%	-50.00%	-18.37%	—	-20.61%	-3.97%	—	-0.25%	10/10/95	-24.77%	-11.55%	41.11%
AIM V.I. Premier Equity Fund	-31.16%	-31.16%	-49.95%	-16.13%	—	-20.59%	-3.46%	—	6.44%	5/5/93	-13.70%	-15.75%	28.24%
Alliance Growth Portfolio	-34.44%	-34.44%	-54.74%	-24.73%	—	-23.20%	-5.52%	—	6.45%	6/20/94	-14.48%	-19.28%	30.55%
Capital Appreciation Fund (Janus)	-26.06%	-26.06%	-58.40%	0.56%	127.76%	-25.33%	0.11%	8.57%	7.00%	5/26/83	-27.05%	-22.88%	51.54%
CitiStreet International Stock Fund — Class I	-23.31%	-23.31%	-46.02%	-19.92%	—	-18.56%	-4.34%	—	2.51%	5/1/93	-22.46%	-9.21%	30.82%
CitiStreet Large Company Stock Fund — Class I	-23.84%	-23.84%	-46.83%	-40.32%	—	-18.97%	-9.80%	—	2.56%	5/1/93	-16.83%	-16.06%	-1.57%
CitiStreet Small Company Stock Fund — Class I	-24.70%	-24.70%	-17.97%	-0.18%	—	-6.38%	-0.04%	—	4.54%	5/1/93	0.25%	8.67%	34.95%
Credit Suisse Emerging Markets Portfolio	-12.71%	-12.71%	-47.40%	-22.03%	—	-19.26%	-4.85%	—	-4.85%	12/31/97	-10.82%	-32.43%	79.09%
Delaware VIP REIT Series	3.17%	3.17%	43.63%	—	—	12.82%	—	—	4.83%	5/6/98	7.38%	29.65%	-3.87%
Dreyfus Stock Index Fund	-23.37%	-23.37%	-40.52%	-10.37%	106.51%	-15.89%	-2.16%	7.52%	7.82%	9/29/89	-13.32%	-10.45%	19.05%
Dreyfus VIF Appreciation Portfolio	-17.79%	-17.79%	-27.83%	2.04%	—	-10.29%	0.40%	—	8.76%	4/5/93	-10.49%	-1.93%	10.02%
Dreyfus VIF Small Cap Portfolio	-20.17%	-20.17%	-17.26%	-4.10%	186.75%	-6.11%	-0.83%	11.10%	22.71%	8/31/90	-7.34%	11.85%	21.56%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-8.75%	-8.75%	—	—	—	—	—	—	-22.27%	9/26/00	-27.68%	—	—
Fidelity VIP Equity Income Portfolio — Initial Class	-18.02%	-18.02%	-17.69%	-4.81%	123.43%	-6.28%	-0.98%	8.37%	8.61%	10/9/86	-6.19%	7.03%	4.96%
Fidelity VIP Growth Portfolio — Initial Class	-31.01%	-31.01%	-50.73%	-7.94%	97.42%	-21.00%	-1.64%	7.03%	8.98%	10/9/86	-18.72%	-12.13%	35.67%
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.77%	-10.77%	-29.11%	11.43%	—	-10.82%	2.19%	—	10.69%	1/3/95	-13.61%	-8.03%	22.55%
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.19%	-11.19%	11.89%	—	—	3.81%	—	—	13.92%	12/29/98	-4.77%	32.31%	47.02%
Janus Aspen Aggressive Growth Portfolio — Service Shares*	-29.05%	-29.05%	-71.51%	-16.00%	—	-34.18%	-3.43%	—	5.81%	9/13/93	-40.38%	-32.65%	122.50%
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-26.67%	-26.67%	-53.56%	-4.06%	—	-22.54%	-0.83%	—	8.86%	9/13/93	-23.63%	-17.07%	62.33%
MFS Emerging Growth Portfolio	-35.10%	-35.10%	-67.77%	-25.46%	—	-31.42%	-5.70%	—	-0.97%	8/30/96	-37.02%	-21.16%	74.51%
MFS Mid Cap Growth Portfolio	-49.49%	-49.49%	-58.92%	—	—	-25.64%	—	—	-8.25%	3/23/98	-24.66%	7.95%	62.05%
MFS Research Portfolio	-26.11%	-26.11%	-47.29%	—	—	-19.20%	—	—	-7.91%	3/23/98	-23.46%	-6.79%	22.08%
Putnam VT International Growth Fund — Class IB Shares*	-18.73%	-18.73%	-42.79%	5.74%	—	-16.97%	1.12%	—	3.23%	1/2/97	-21.10%	-10.77%	58.04%
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.33%	-19.33%	15.62%	—	—	4.95%	—	—	4.72%	4/30/99	16.60%	22.91%	—
Putnam VT Voyager II Fund — Class IB Shares*	-30.49%	-30.49%	—	—	—	—	—	—	-37.51%	9/28/00	-30.44%	—	—
Salomon Brothers Variable Capital Fund	-26.03%	-26.03%	-13.15%	—	—	-4.59%	—	—	4.18%	2/17/98	0.58%	16.72%	20.51%
Salomon Brothers Variable Investors Fund	-24.04%	-24.04%	-18.25%	—	—	-6.49%	—	—	-0.31%	2/17/98	-5.39%	13.76%	10.23%
Salomon Brothers Variable Small Cap Growth Fund	-35.56%	-35.56%	-32.00%	—	—	-12.06%	—	—	-5.89%	11/1/99	-8.44%	15.23%	—
Smith Barney International All Cap Growth Portfolio	-26.65%	-26.65%	-62.52%	-34.76%	—	-27.88%	-8.18%	—	-2.50%	6/20/94	-32.07%	-24.77%	65.58%

Gold Track Non-Standardized Performance as of 12/31/02

(cont’d from previous page)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
Smith Barney Large Cap Growth Portfolio	-25.74%	-25.74%	-41.11%	—	—	-16.17%	—	—	-1.32%	5/6/98	-13.66%	-8.15%	29.15%
Smith Barney Large Cap Value Portfolio	-26.38%	-26.38%	-25.49%	-20.21%	—	-9.33%	-4.41%	—	5.02%	6/20/94	-9.36%	11.66%	-1.23%
Social Awareness Stock Portfolio (Smith Barney)	-25.82%	-25.82%	-39.35%	-9.47%	80.95%	-15.34%	-1.97%	6.11%	6.53%	5/1/92	-16.77%	-1.77%	14.34%
Templeton Growth Securities Fund — Class 1	-19.38%	-19.38%	-16.45%	6.36%	123.97%	-5.81%	1.24%	8.39%	8.03%	8/31/88	-2.27%	6.04%	27.44%
Travelers Disciplined Mid Cap Stock Portfolio	-15.43%	-15.43%	-7.78%	19.20%	—	-2.66%	3.57%	—	8.35%	4/1/97	-5.27%	15.11%	12.00%
Utilities Portfolio (Smith Barney)	-31.12%	-31.12%	-35.78%	-26.12%	—	-13.71%	-5.87%	—	2.47%	2/4/94	-24.00%	22.67%	-1.37%
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.53%	-33.53%	-60.31%	8.73%	—	-26.49%	1.69%	—	7.60%	7/3/95	-32.56%	-11.46%	101.77%
Van Kampen LIT Enterprise Portfolio Class II Shares	-30.49%	-30.49%	-54.15%	-29.74%	54.97%	-22.87%	-6.81%	4.48%	5.51%	4/7/86	-21.64%	-15.83%	24.23%
BOND ACCOUNTS:
CitiStreet Diversified Bond Fund — Class I	7.56%	7.56%	25.82%	30.01%	—	7.95%	5.39%	—	5.97%	5/1/93	5.48%	10.91%	-4.00%
Fidelity VIP High Income Portfolio — Initial Class	2.11%	2.11%	-31.92%	-31.39%	23.45%	-12.02%	-7.25%	2.13%	5.38%	9/19/85	-12.88%	-23.47%	6.76%
PIMCO Total Return Portfolio	7.66%	7.66%	25.79%	32.38%	—	7.94%	5.77%	—	5.77%	12/31/97	7.43%	8.77%	-1.86%
Putnam Diversified Income Portfolio	4.52%	4.52%	5.73%	4.86%	—	1.87%	0.95%	—	3.94%	6/20/94	2.88%	-1.67%	-0.20%
Smith Barney High Income Portfolio	-4.50%	-4.50%	-17.64%	-17.30%	—	-6.26%	-3.73%	—	2.20%	6/22/94	-4.99%	-9.23%	1.27%
Travelers Convertible Securities Portfolio	-8.19%	-8.19%	-0.18%	—	—	-0.06%	-	—	3.42%	5/1/98	-2.11%	11.07%	17.17%
Travelers High Yield Bond Trust	3.22%	3.22%	11.25%	20.60%	98.74%	3.61%	3.82%	7.11%	6.86%	6/10/83	8.13%	-0.33%	3.07%
Travelers Quality Bond Portfolio	4.44%	4.44%	16.62%	24.68%	—	5.25%	4.51%	—	4.96%	8/30/96	5.74%	5.59%	-0.22%
Travelers U.S. Government Securities Portfolio	12.16%	12.16%	32.34%	36.21%	87.57%	9.78%	6.37%	6.49%	6.53%	1/24/92	4.45%	12.97%	-5.38%
BALANCED ACCOUNTS:
Fidelity VIP Asset Manager Portfolio — Initial Class	-9.91%	-9.91%	-19.12%	0.72%	73.54%	-6.82%	0.14%	5.66%	6.96%	9/6/89	-5.34%	-5.16%	9.66%
Janus Aspen Balanced Portfolio — Service Shares	-7.88%	-7.88%	-15.82%	39.62%	—	-5.57%	6.90%	—	10.47%	9/13/93	-6.14%	-2.64%	25.12%
MFS Total Return Portfolio	-6.49%	-6.49%	6.28%	18.70%	—	2.05%	3.49%	—	8.12%	6/20/94	-1.29%	15.14%	1.31%
Templeton Global Asset Allocation Fund — Class 1	-5.40%	-5.40%	-16.55%	6.27%	105.07%	-5.85%	1.22%	7.44%	7.61%	8/31/88	-10.89%	-1.00%	21.28%
Travelers Managed Assets Trust	-9.78%	-9.78%	-17.91%	10.94%	94.92%	-6.36%	2.10%	6.90%	7.47%	6/7/83	-6.31%	-2.88%	12.75%

Gold Track Non-Standardized Performance as of 12/31/02

(cont’d from previous page)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-0.04%	-0.04%	7.11%	14.86%	—	2.31%	2.81%	—	3.15%	6/20/94	2.35%	4.69%	3.41%
Smith Barney Money Market Portfolio — 7 Day Yield	-0.40%		This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Gold Track Select — Standardized Average Annual Returns as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-28.62%	—	-25.12%	5/1/01
AIM V.I. Premier Equity Fund	-34.60%	—	-27.92%	5/1/01
Alliance Growth Portfolio	-37.71%	-6.09%	-0.01%	10/8/96
Capital Appreciation Fund (Janus)	-29.75%	-0.50%	3.78%	10/8/96
CitiStreet International Stock Fund — Class I	-27.15%	-4.92%	-1.90%	10/7/96
CitiStreet Large Company Stock Fund — Class I	-27.65%	-10.35%	-3.10%	10/8/96
CitiStreet Small Company Stock Fund — Class I	-28.47%	-0.64%	-1.43%	10/7/96
Credit Suisse Emerging Markets Portfolio	-17.07%	—	-0.36%	10/29/98
Delaware VIP REIT Series	-1.99%	—	7.03%	1/5/99
Delaware VIP Small Cap Value Series	-11.48%	—	4.82%	9/22/98
Dreyfus VIF Appreciation Portfolio	-21.90%	—	-4.20%	7/29/98
Dreyfus VIF Small Cap Portfolio	-24.16%	—	3.69%	9/21/98
Equity Income Portfolio (Fidelity)	-19.30%	-1.23%	-0.07%	7/23/97
Equity Index Portfolio — Class II	-27.21%	—	-12.34%	5/19/99
Federated Stock Portfolio	-24.35%	-0.82%	0.67%	7/11/97
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-13.31%	—	-17.07%	5/1/01
Fidelity VIP Contrafund® Portfolio — Service Class 2	-15.23%	—	-12.35%	5/1/01
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-15.63%	—	-8.13%	5/1/01
Janus Aspen Aggressive Growth Portfolio — Service Shares*	-32.60%	—	-32.51%	5/1/01
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-30.34%	—	-27.64%	5/1/01
Large Cap Portfolio (Fidelity)	-27.60%	-2.76%	-2.08%	7/23/97
Lazard International Stock Portfolio	-18.38%	-6.65%	-6.56%	8/6/97
MFS Emerging Growth Portfolio	-38.34%	—	-33.95%	5/1/01
MFS Mid Cap Growth Portfolio	-52.02%	—	-5.60%	9/22/98
MFS Research Portfolio	-29.80%	—	-5.79%	10/2/98
Putnam VT International Growth Fund — Class IB Shares*	-22.80%	—	-21.87%	5/1/01
Putnam VT Small Cap Value Fund — Class IB Shares*	-23.36%	—	-10.26%	5/1/01
Putnam VT Voyager II Fund — Class IB Shares*	-33.97%	—	-31.46%	5/1/01
Salomon Brothers Variable Capital Fund	-29.73%		3.67%	10/28/98
Salomon Brothers Variable Investors Fund	-27.84%	—	1.21%	10/1/98
Salomon Brothers Variable Small Cap Growth Fund	-38.78%	—	-26.81%	5/1/01

Gold Track Select

Standardized Average Annual Returns as of 12/31/02

(cont’d from previous page)

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
Smith Barney Aggressive Growth Portfolio	-36.84%	—	-26.58%	5/1/01
Smith Barney Appreciation Portfolio	-22.66%	—	-17.38%	5/1/01
Smith Barney Fundamental Value Portfolio	-26.20%	—	-20.66%	5/1/01
Smith Barney International All Cap Growth Portfolio	-30.32%	-8.74%	-6.47%	10/8/96
Smith Barney Large Cap Core Portfolio	-30.60%	—	-24.87%	5/1/01
Smith Barney Large Cap Growth Portfolio	-29.45%	—	-0.76%	8/28/98
Smith Barney Large Cap Value Portfolio +	-30.06%	-4.99%	0.53%	10/1/96
Smith Barney Premier Selection All Cap Growth Portfolio	-31.35%	—	-25.33%	5/1/01
Smith Barney Small Cap Growth Opportunities Portfolio	-30.29%	—	-22.09%	5/1/01
Social Awareness Stock Portfolio (Smith Barney)	-29.53%	-2.56%	2.32%	10/8/96
Strong Multi Cap Value Fund II*	-27.95%	—	-0.12%	9/21/98
Travelers Disciplined Mid Cap Stock Portfolio	-19.66%	—	4.60%	10/29/98
Utilities Portfolio (Smith Barney)	-34.56%	-6.44%	-1.24%	10/8/96
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-36.85%	—	-32.84%	5/1/01
Van Kampen LIT Enterprise Portfolio Class II Shares	-33.96%	—	-26.36%	5/1/01
BOND ACCOUNTS:
CitiStreet Diversified Bond Fund — Class I	2.18%	4.75%	6.02%	10/8/96
Federated High Yield Portfolio +	-2.74%	-0.96%	-0.74%	10/22/97
PIMCO Total Return Portfolio	2.28%	—	4.58%	5/1/01
Putnam Diversified Income Portfolio	-0.70%	0.34%	1.73%	10/8/96
Smith Barney High Income Portfolio	-9.27%	-4.31%	-0.85%	10/29/96
Travelers High Yield Bond Trust	-1.94%	3.19%	5.56%	10/8/96
Travelers Quality Bond Portfolio	-0.78%	3.87%	4.05%	9/26/97
Travelers U.S. Government Securities Portfolio	6.55%	5.73%	6.95%	10/8/96
BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio — Service Shares	-12.49%	—	-9.96%	5/1/01
MFS Total Return Portfolio	-11.16%	2.86%	6.18%	10/8/96
Salomon Brothers Variable Total Return Fund	-12.67%	—	-0.51%	9/21/98
Travelers Managed Assets Trust	-14.29%	1.48%	5.01%	10/8/96

Gold Track Select

Standardized Average Annual Returns as of 12/31/02

(cont’d from previous page)

	1 Year	5 Year	10 Year (or inception)

MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio +	-5.03%	2.18%	2.65%	10/1/96
Travelers Money Market Portfolio	-4.93%	—	2.05%	9/10/98

The inception date used to calculate the standardized performance is based on the date that the investment option became active in the product.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Gold Track Select — Non-Standardized Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.86%	-24.86%	-50.00%	-18.37%	—	-20.61%	-3.97%	—	-0.25%	10/10/95	-24.77%	-11.55%	41.11%
AIM V.I. Premier Equity Fund	-31.16%	-31.16%	-49.95%	-16.13%	—	-20.59%	-3.46%	—	6.44%	5/5/93	-13.70%	-15.75%	28.24%
Alliance Growth Portfolio	-34.44%	-34.44%	-54.74%	-24.73%	—	-23.20%	-5.52%	—	6.45%	6/20/94	-14.48%	-19.28%	30.55%
Capital Appreciation Fund (Janus)	-26.06%	-26.06%	-58.40%	0.56%	127.76%	-25.33%	0.11%	8.57%	7.00%	5/26/83	-27.05%	-22.88%	51.54%
CitiStreet International Stock Fund — Class I	-23.31%	-23.31%	-46.02%	-19.92%	—	-18.56%	-4.34%	—	2.51%	5/1/93	-22.46%	-9.21%	30.82%
CitiStreet Large Company Stock Fund — Class I	-23.84%	-23.84%	-46.83%	-40.32%	—	-18.97%	-9.80%	—	2.56%	5/1/93	-16.83%	-16.06%	-1.57%
CitiStreet Small Company Stock Fund — Class I	-24.70%	-24.70%	-17.97%	-0.18%	—	-6.38%	-0.04%	—	4.54%	5/1/93	0.25%	8.67%	34.95%
Credit Suisse Emerging Markets Portfolio	-12.71%	-12.71%	-47.40%	-22.03%	—	-19.26%	-4.85%	—	-4.85%	12/31/97	-10.82%	-32.43%	79.09%
Delaware VIP REIT Series	3.17%	3.17%	43.63%	—	—	12.82%	—	—	4.83%	5/6/98	7.38%	29.65%	-3.87%
Delaware VIP Small Cap Value Series	-6.82%	-6.82%	20.00%	5.87%	—	6.26%	1.15%	—	8.23%	12/23/93	10.39%	16.67%	-6.09%
Dreyfus VIF Appreciation Portfolio	-17.79%	-17.79%	-27.83%	2.04%	—	-10.29%	0.40%	—	8.76%	4/5/93	-10.49%	-1.93%	10.02%
Dreyfus VIF Small Cap Portfolio	-20.17%	-20.17%	-17.26%	-4.10%	186.75%	-6.11%	-0.83%	11.10%	22.71%	8/31/90	-7.34%	11.85%	21.56%
Equity Income Portfolio (Fidelity)	-15.05%	-15.05%	-15.65%	-3.11%	-	-5.51%	-0.63%	—	5.46%	8/30/96	-7.82%	7.73%	3.56%
Equity Index Portfolio — Class II	-23.38%	-23.38%	-40.67%	-10.35%	115.46%	-15.96%	-2.16%	7.97%	8.74%	11/30/91	-13.50%	-10.49%	19.04%
Federated Stock Portfolio	-20.37%	-20.37%	-18.14%	-1.04%	—	-6.45%	-0.21%	—	6.17%	8/30/96	0.35%	2.44%	3.98%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-8.75%	-8.75%	—	—	—	—	—	—	-22.27%	9/26/00	-27.68%	—	—
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.77%	-10.77%	-29.11%	11.43%	—	-10.82%	2.19%	—	10.69%	1/3/95	-13.61%	-8.03%	22.55%
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.19%	-11.19%	11.89%	—	—	3.81%	-	—	13.92%	12/29/98	-4.77%	32.31%	47.02%
Janus Aspen Aggressive Growth Portfolio — Service Shares*	-29.05%	-29.05%	-71.51%	-16.00%	—	-34.18%	-3.43%	—	5.81%	9/13/93	-40.38%	-32.65%	122.50%
Janus Aspen Worldwide Growth Portfolio — Service Shares*	-26.67%	-26.67%	-53.56%	-4.06%	—	-22.54%	-0.83%	—	8.86%	9/13/93	-23.63%	-17.07%	62.33%
Large Cap Portfolio (Fidelity)	-23.79%	-23.79%	-47.50%	-10.37%	—	-19.31%	-2.16%	—	3.15%	8/30/96	-18.40%	-15.58%	27.65%
Lazard International Stock Portfolio	-14.09%	-14.09%	-45.28%	-26.93%	—	-18.19%	-6.08%	—	-2.70%	8/1/96	-27.15%	-12.58%	20.14%
MFS Emerging Growth Portfolio	-35.10%	-35.10%	-67.77%	-25.46%	—	-31.42%	-5.70%	—	-0.97%	8/30/96	-37.02%	-21.16%	74.51%
MFS Mid Cap Growth Portfolio	-49.49%	-49.49%	-58.92%	—	—	-25.64%	—	—	-8.25%	3/23/98	-24.66%	7.95%	62.05%
MFS Research Portfolio	-26.11%	-26.11%	-47.29%	—	—	-19.20%	—	—	-7.91%	3/23/98	-23.46%	-6.79%	22.08%
Putnam VT International Growth Fund — Class IB Shares*	-18.73%	-18.73%	-42.79%	5.74%	—	-16.97%	1.12%	—	3.23%	1/2/97	-21.10%	-10.77%	58.04%
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.33%	-19.33%	15.62%	—	—	4.95%	—	—	4.72%	4/30/99	16.60%	22.91%	—
Putnam VT Voyager II Fund — Class IB Shares*	-30.49%	-30.49%	—	—	—	—	—	—	-37.51%	9/28/00	-30.44%	—	—
Salomon Brothers Variable Capital Fund	-26.03%	-26.03%	-13.16%	—	—	-4.59%	—	—	4.12%	2/17/98	0.58%	16.72%	20.51%

Gold Track Select

Non-Standardized Performance as of 12/31/02

(cont’d from previous page)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
Salomon Brothers Variable Investors Fund	-24.04%	-24.04%	-18.25%	—	—	-6.49%	—	—	-0.31%	2/17/98	-5.39%	13.76%	10.23%
Salomon Brothers Variable Small Cap Growth Fund	-35.56%	-35.56%	-32.00%	—	—	-12.06%	—	—	-5.89%	11/1/99	-8.44%	15.23%	—
Smith Barney Aggressive Growth Portfolio	-33.51%	-33.51%	-28.09%	—	—	-10.40%	—	—	-4.36%	11/1/99	-5.32%	14.23%	—
Smith Barney Appreciation Portfolio	-18.59%	-18.59%	-24.16%	-0.41%	93.06%	-8.80%	-0.08%	6.80%	6.91%	10/16/91	-5.23%	-1.70%	11.67%
Smith Barney Fundamental Value Portfolio	-22.32%	-22.32%	-13.63%	7.88%	—	-4.76%	1.53%	—	8.34%	12/3/93	-6.50%	18.92%	20.44%
Smith Barney International All Cap Growth Portfolio	-26.65%	-26.65%	-62.52%	-34.76%	—	-27.88%	-8.18%	—	-2.50%	6/20/94	-32.07%	-24.77%	65.58%
Smith Barney Large Cap Core Portfolio	-26.95%	-26.95%	-42.32%	—	—	-16.74%	—	—	-10.95%	9/14/99	-15.64%	-6.40%	—
Smith Barney Large Cap Growth Portfolio	-25.74%	-25.74%	-41.11%	—	—	-16.17%	—	—	-1.32%	5/6/98	-13.66%	-8.15%	29.15%
Smith Barney Large Cap Value Portfolio +	-26.38%	-26.38%	-25.49%	-20.21%	—	-9.33%	-4.41%	—	5.02%	6/20/94	-9.36%	11.66%	-1.23%
Smith Barney Premier Selection All Cap Growth Portfolio	-27.73%	-27.73%	-28.78%	—	—	-10.69%	—	—	-4.89%	9/14/99	-15.32%	16.37%	—
Smith Barney Small Cap Growth Opportunities Portfolio	-26.62%	-26.62%	-34.70%	-15.78%	—	-13.23%	-3.38%	—	-1.17%	2/7/97	-17.31%	7.61%	35.83%
Social Awareness Stock Portfolio (Smith Barney)	-25.82%	-25.82%	-39.35%	-9.47%	80.95%	-15.34%	-1.97%	6.11%	6.53%	5/1/92	-16.77%	-1.77%	14.34%
Strong Multi Cap Value Fund II*	-24.15%	-24.15%	-17.03%	-19.88%	—	-6.03%	-4.33%	—	-4.39%	10/10/97	2.77%	6.44%	-4.10%
Travelers Disciplined Mid Cap Stock Portfolio	-15.43%	-15.43%	-7.78%	19.20%	—	-2.66%	3.57%	—	8.35%	4/1/97	-5.27%	15.11%	12.00%
Utilities Portfolio (Smith Barney)	-31.12%	-31.12%	-35.78%	-26.12%	—	-13.71%	-5.87%	—	2.47%	2/4/94	-24.00%	22.67%	-1.37%
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.53%	-33.53%	-60.31%	8.73%	—	-26.49%	1.69%	—	7.60%	7/3/95	-32.56%	-11.46%	101.77%
Van Kampen LIT Enterprise Portfolio Class II Shares	-30.49%	-30.49%	-54.15%	-29.74%	54.97%	-22.87%	-6.81%	4.48%	5.51%	4/7/86	-21.64%	-15.83%	24.23%
BOND ACCOUNTS:
CitiStreet Diversified Bond Fund — Class I	7.56%	7.56%	25.82%	30.01%	—	7.95%	5.39%	—	5.97%	5/1/93	5.48%	10.91%	-4.00%
Federated High Yield Portfolio +	2.38%	2.38%	-6.60%	-1.76%	—	-2.25%	-0.35%	—	2.91%	8/30/96	0.62%	-9.33%	1.76%
PIMCO Total Return Portfolio	7.66%	7.66%	25.79%	32.38%	—	7.94%	5.77%	—	5.77%	12/31/97	7.43%	8.77%	-1.86%
Putnam Diversified Income Portfolio	4.52%	4.52%	5.73%	4.86%	—	1.87%	0.95%	—	3.94%	6/20/94	2.88%	-1.67%	-0.20%
Smith Barney High Income Portfolio	-4.50%	-4.50%	-17.64%	-17.30%	—	-6.26%	-3.73%	—	2.20%	6/22/94	-4.99%	-9.23%	1.27%
Travelers High Yield Bond Trust	3.22%	3.22%	11.25%	20.60%	98.74%	3.61%	3.82%	7.11%	6.86%	6/10/83	8.13%	-0.33%	3.07%
Travelers Quality Bond Portfolio	4.44%	4.44%	16.62%	24.68%	—	5.25%	4.51%	—	4.96%	8/30/96	5.74%	5.59%	-0.22%
Travelers U.S. Government Securities Portfolio	12.16%	12.16%	32.34%	36.21%	87.57%	9.78%	6.37%	6.49%	6.53%	1/24/92	4.45%	12.97%	-5.38%

Gold Track Select

Non-Standardized Performance as of 12/31/02

(cont’d from previous page)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

BALANCED ACCOUNTS:
Janus Aspen Balanced Portfolio — Service Shares	-7.88%	-7.88%	-15.82%	39.62%	—	-5.57%	6.90%	—	10.47%	9/13/93	-6.14%	-2.64%	25.12%
MFS Total Return Portfolio	-6.49%	-6.49%	6.28%	18.70%	—	2.05%	3.49%	—	8.12%	6/20/94	-1.29%	15.14%	1.31%
Salomon Brothers Variable Total Return Fund	-8.07%	-8.07%	-4.12%	—	—	-1.39%	—	—	-0.04%	2/17/98	-2.09%	6.52%	-0.52%
Travelers Managed Assets Trust	-9.78%	-9.78%	-17.91%	10.94%	94.92%	-6.36%	2.10%	6.90%	7.47%	6/7/83	-6.31%	-2.88%	12.75%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio +	-0.04%	-0.04%	7.11%	14.86%	—	2.31%	2.81%	—	3.15%	6/20/94	2.35%	4.69%	3.41%
Smith Barney Money Market Portfolio + — 7 Day Yield	-0.39%	This yield quotation more closely reflects the current earnings of this fund.
Travelers Money Market Portfolio	0.07%	0.07%	7.46%	15.46%	29.62%	2.43%	2.92%	2.63%	3.46%	12/31/87	2.43%	4.83%	3.62%
Travelers Money Market Portfolio — 7 Day Yield	-0.30%	This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

        1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account QP for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

CONDENSED FINANCIAL INFORMATION
GOLD TRACK

The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

0.80 M&E = 0.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.786	1.327	26,946,828
	2001	2.435	1.786	29,733,093
	2000	3.143	2.435	30,028,514
	1999	2.063	3.143	215,894
	1998	1.287	2.063	241,615

Dreyfus Stock Index Fund (1/97)	2002	1.695	1.306	9,292,111
	2001	1.946	1.695	9,351,608
	2000	2.162	1.946	8,736,754
	1999	1.807	2.162	33
	1998	1.421	1.807	33

High Yield Bond Trust (10/96)	2002	1.422	1.475	1,341,715
	2001	1.308	1.422	1,252,735
	2000	1.306	1.308	888,540
	1999	1.261	1.306	245,914
	1998	1.193	1.261	3,334

Managed Assets Trust (10/96)	2002	1.575	1.428	6,863,051
	2001	1.672	1.575	7,761,938
	2000	1.713	1.672	8,300,279
	1999	1.512	1.713	2,139,292
	1998	1.255	1.512	51,150

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.889	0.615	59,104
	2001	1.000	0.889	14,058

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.402	1.515	28,571,418
	2001	1.322	1.402	26,013,416
	2000	1.186	1.322	11,479,892
	1999	1.230	1.186	4,355,250
	1998	1.137	1.230	872,955

CitiStreet International Stock Fund — Class I (10/96)	2002	1.212	0.934	31,792,301
	2001	1.555	1.212	27,148,815

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (continued)	2000	1.705	1.555	17,237,557
	1999	1.297	1.705	5,139,992
	1998	1.138	1.297	791,438

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.130	0.865	42,300,597
	2001	1.352	1.130	35,202,731
	2000	1.603	1.352	22,023,243
	1999	1.620	1.603	5,408,519
	1998	1.414	1.620	1,060,046

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.272	0.962	18,957,697
	2001	1.262	1.272	17,341,913
	2000	1.155	1.262	20,433,293
	1999	0.852	1.155	5,098,615
	1998	0.940	0.852	1,040,352
	1997	0.885	0.940	—
	1996	1.000	0.885	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.182	1.037	304,408
	2001	1.319	1.182	325,619

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.344	1.393	285,663
	2001	1.245	1.344	137,268
	2000	0.956	1.245	67,150
	1999	1.000	0.956	17,064

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.055	0.872	9,251,637
	2001	1.173	1.055	10,775,406
	2000	1.190	1.173	9,459,681
	1999	1.076	1.190	6,527,393
	1998	1.000	1.076	60,832

Small Cap Portfolio — Initial Shares (9/98)	2002	1.532	1.229	3,863,252
	2001	1.645	1.532	3,043,988
	2000	1.464	1.645	1,819,121

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Portfolio — Initial Shares (continued)	1999	1.198	1.464	363,977
	1998	1.000	1.198	1,748

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.402	1.333	3,445,358
	2001	1.566	1.402	3,777,475
	2000	1.574	1.566	3,761,950
	1999	1.291	1.574	93
	1998	1.223	1.291	93

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.111	1.333	—
	2001	1.092	1.111	289,422
	2000	1.045	1.092	202,324
	1999	1.120	1.045	—
	1998	1.053	1.120	—

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.614	1.308	9,204,878
	2001	1.643	1.614	9,777,820
	2000	1.542	1.643	9,345,295
	1999	1.204	1.542	340
	1998	1.199	1.204	875

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.772	0.551	28,529
	2001	1.000	0.772	1,477

Balanced Portfolio — Service Shares (5/01)	2002	0.962	0.891	163,634
	2001	1.000	0.962	13,448

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.840	0.619	186,360
	2001	1.000	0.840	23,216

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.057	1.144	354,014
	2001	1.000	1.057	45,689

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.861	0.703	133,696
	2001	1.000	0.861	2,266

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.093	0.886	109,259
	2001	1.000	1.093	17,255

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.809	0.565	6,121
	2001	1.000	0.809	1,007

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.646	1.224	926,755
	2001	1.628	1.646	759,039

Investors Fund — Class I (10/98)	2002	1.452	1.109	497,449
	2001	1.527	1.452	384,727
	2000	1.336	1.527	98,402
	1999	1.206	1.336	66,421
	1998	1.000	1.206	1,374

Small Cap Growth Fund — Class I (5/01)	2002	0.974	0.631	39,523
	2001	1.000	0.974	2,204

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.207	1.113	—
	2001	1.226	1.207	—
	2000	1.099	1.226	—
	1999	1.000	1.099	—

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.598	1.358	1,638,704
	2001	1.678	1.598	1,069,783
	2000	1.451	1.678	464,358
	1999	1.289	1.451	45,075
	1998	1.000	1.289	1,037

MFS Emerging Growth Portfolio (5/01)	2002	0.815	0.531	16,783
	2001	1.000	0.815	2,628

CONDENSED FINANCIAL INFORMATION
0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Mid Cap Growth Portfolio (10/98)	2002	1.622	0.823	1,775,158
	2001	2.142	1.622	1,560,715
	2000	1.974	2.142	808,819
	1999	1.212	1.974	233,024
	1998	1.000	1.212	1,512

MFS Research Portfolio (10/98)	2002	1.101	0.817	698,313
	2001	1.431	1.101	734,385
	2000	1.527	1.431	486,870
	1999	1.245	1.527	301,212
	1998	1.000	1.245	7,232

Social Awareness Stock Portfolio (10/96)	2002	1.629	1.214	1,871,608
	2001	1.947	1.629	1,999,114
	2000	1.972	1.947	1,713,947
	1999	1.716	1.972	608,076
	1998	1.308	1.716	18,134

Travelers Quality Bond Portfolio (9/97)	2002	1.243	1.305	2,407,596
	2001	1.170	1.243	2,340,766
	2000	1.102	1.170	1,513,495
	1999	1.099	1.102	151,498
	1998	1.021	1.099	32

U.S. Government Securities Portfolio (10/96)	2002	1.420	1.601	2,881,421
	2001	1.353	1.420	1,949,970
	2000	1.192	1.353	657,535
	1999	1.253	1.192	110,708
	1998	1.146	1.253	29,647

Utilities Portfolio (10/96)	2002	1.407	0.974	1,114,906
	2001	1.842	1.407	1,267,842
	2000	1.494	1.842	920,744
	1999	1.507	1.494	118,785
	1998	1.285	1.507	1,413

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.867	0.655	1,194,096
	2001	1.000	0.867	10,002

Alliance Growth Portfolio (10/96)	2002	1.597	1.052	21,981,668
	2001	1.858	1.597	24,269,522

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Alliance Growth Portfolio (continued)	2000	2.290	1.858	23,043,619
	1999	1.746	2.290	3,927,438
	1998	1.363	1.746	66,181

MFS Total Return Portfolio (10/96)	2002	1.628	1.530	4,135,912
	2001	1.641	1.628	3,693,144
	2000	1.418	1.641	1,699,453
	1999	1.393	1.418	1,023,136
	1998	1.257	1.393	85,454

Putnam Diversified Income Portfolio (10/96)	2002	1.115	1.171	578,159
	2001	1.079	1.115	645,466
	2000	1.091	1.079	578,829
	1999	1.088	1.091	278,395
	1998	1.090	1.088	36,325

Smith Barney High Income Portfolio (10/96)	2002	1.040	0.999	369,750
	2001	1.090	1.040	494,130
	2000	1.194	1.090	329,280
	1999	1.173	1.194	230,410
	1998	1.178	1.173	2,810

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.941	0.694	2,622,169
	2001	1.378	0.941	2,754,102
	2000	1.823	1.378	1,750,019
	1999	1.096	1.823	349,576
	1998	1.037	1.096	4,211

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.471	1.088	893,672
	2001	1.615	1.471	751,488
	2000	1.439	1.615	1,347,297
	1999	1.449	1.439	77,050
	1998	1.330	1.449	7,331

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.365	1.019	1,932,920
	2001	1.573	1.365	1,925,998
	2000	1.704	1.573	1,305,175
	1999	1.313	1.704	649,086
	1998	1.000	1.313	—

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Money Market Portfolio (10/96)	2002	1.234	1.240	1,402,440
	2001	1.200	1.234	1,539,891
	2000	1.141	1.200	1,166,205
	1999	1.097	1.141	42,339
	1998	1.053	1.097	2,799

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.818	0.546	43,160
	2001	1.000	0.818	9,230

Enterprise Portfolio — Class II Shares (5/01)	2002	0.912	0.637	5,145
	2001	1.000	0.912	2,535

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.571	1.294	12,326,008
	2001	1.666	1.571	13,504,310
	2000	1.549	1.666	13,184,237
	1999	1.469	1.549	411
	1998	1.326	1.469	624

Growth Portfolio — Initial Class (10/96)	2002	1.657	1.149	20,810,968
	2001	2.028	1.657	22,467,691
	2000	2.296	2.028	22,300,692
	1999	1.684	2.296	177
	1998	1.217	1.684	431

High Income Portfolio — Initial Class (10/96)	2002	0.811	0.832	1,835,312
	2001	0.926	0.811	2,043,361
	2000	1.204	0.926	2,179,525
	1999	1.122	1.204	95
	1998	1.183	1.122	95

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.431	1.296	7,564,566
	2001	1.504	1.431	8,751,147
	2000	1.578	1.504	8,934,315
	1999	1.432	1.578	188
	1998	1.432	1.432	188

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.950	0.852	251,956
	2001	1.000	0.950	655

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.847	0.777	25,942
	2001	1.000	0.847	1,000

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.032	0.921	237,347
	2001	1.000	1.032	50,422

CONDENSED FINANCIAL INFORMATION
0.95 M&E = 0.95% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.772	1.315	2,468,456
	2001	2.420	1.772	2,884,910
	2000	3.127	2.420	4,588,594
	1999	2.056	3.127	3,623,345
	1998	1.285	2.056	2,358,987
	1997	1.028	1.285	1,445,911
	1996	1.000	1.028	293,629

Dreyfus Stock Index Fund (1/97)	2002	1.682	1.294	2,332,015
	2001	1.934	1.682	2,736,414
	2000	2.152	1.934	3,867,630
	1999	1.801	2.152	3,292,693
	1998	1.418	1.801	2,284,987
	1997	1.076	1.418	1,416,791
	1996	1.000	1.076	204,067

High Yield Bond Trust (10/96)	2002	1.411	1.461	62,964
	2001	1.300	1.411	51,721
	2000	1.300	1.300	90,889
	1999	1.257	1.300	78,777
	1998	1.191	1.257	54,195
	1997	1.031	1.191	28,158
	1996	1.000	1.031	6,520

Managed Assets Trust (10/96)	2002	1.562	1.414	644,419
	2001	1.662	1.562	751,677
	2000	1.705	1.662	1,211,673
	1999	1.507	1.705	975,651
	1998	1.253	1.507	602,633
	1997	1.043	1.253	287,178
	1996	1.000	1.043	78,508

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.888	0.613	—
	2001	1.000	0.888	—

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.391	1.501	3,489,314
	2001	1.314	1.391	4,579,017
	2000	1.181	1.314	3,786,616
	1999	1.226	1.181	2,940,609
	1998	1.135	1.226	2,268,910

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet Diversified Bond Fund — Class I (continued)	1997	1.022	1.135	1,504,310
	1996	1.000	1.022	232,943

CitiStreet International Stock Fund — Class I (10/96)	2002	1.203	0.925	3,724,441
	2001	1.545	1.203	4,102,274
	2000	1.696	1.545	3,909,388
	1999	1.292	1.696	3,370,475
	1998	1.136	1.292	2,595,394
	1997	1.091	1.136	1,647,285
	1996	1.000	1.091	239,079

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.122	0.857	5,529,939
	2001	1.344	1.122	5,894,655
	2000	1.595	1.344	5,971,119
	1999	1.615	1.595	4,369,219
	1998	1.411	1.615	3,478,529
	1997	1.080	1.411	2,781,580
	1996	1.000	1.080	496,794

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.262	0.953	2,611,282
	2001	1.254	1.262	3,104,281
	2000	1.150	1.254	5,414,219
	1999	0.849	1.150	5,046,010
	1998	0.938	0.849	3,784,469
	1997	0.885	0.938	2,458,031
	1996	1.000	0.885	404,384

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.176	1.031	—
	2001	1.315	1.176	—

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.338	1.385	24,563
	2001	1.242	1.338	14,757
	2000	0.954	1.242	97,996
	1999	1.000	0.954	—

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.050	0.866	58,970
	2001	1.168	1.050	58,620
	2000	1.187	1.168	119,393
	1999	1.075	1.187	67,059
	1998	1.000	1.075	6,816

Small Cap Portfolio — Initial Shares (9/98)	2002	1.525	1.222	181,871
	2001	1.640	1.525	189,092
	2000	1.461	1.640	298,155
	1999	1.198	1.461	106,854
	1998	1.000	1.198	—

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.391	1.321	401,117
	2001	1.556	1.391	447,229
	2000	1.566	1.556	503,649
	1999	1.287	1.566	505,516
	1998	1.218	1.287	512,555
	1997	1.067	1.218	23,178

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.102	1.321	—
	2001	1.085	1.102	72,509
	2000	1.034	1.085	56,683
	1999	1.116	1.034	8,106
	1998	1.051	1.116	36,290
	1997	1.035	1.051	26,610

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.601	1.296	1,610,933
	2001	1.633	1.601	1,823,492
	2000	1.534	1.633	2,497,749
	1999	1.200	1.534	2,345,472
	1998	1.197	1.200	2,102,810
	1997	1.080	1.197	1,718,317
	1996	1.000	1.080	369,698

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.772	0.549	—
	2001	1.000	0.772	—

Balanced Portfolio — Service Shares (5/01)	2002	0.961	0.889	1,471
	2001	1.000	0.961	191

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.839	0.617	—
	2001	1.000	0.839	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.056	1.141	—
	2001	1.000	1.056	10,675

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.860	0.701	—
	2001	1.000	0.860	6,840

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.092	0.884	873
	2001	1.000	1.092	—

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.808	0.564	—
	2001	1.000	0.808	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.638	1.216	3,388
	2001	1.623	1.638	1,563

Investors Fund — Class I (10/98)	2002	1.445	1.101	57,667
	2001	1.522	1.445	40,696
	2000	1.333	1.522	63,550
	1999	1.205	1.333	4,318
	1998	1.000	1.205	—

Small Cap Growth Fund — Class I (5/01)	2002	0.973	0.629	1,030
	2001	1.000	0.973	—

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.202	1.108	74,378
	2001	1.224	1.202	169,308
	2000	1.098	1.224	131,469
	1999	1.000	1.098	17,834

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.590	1.349	68,976
	2001	1.673	1.590	99,201
	2000	1.448	1.673	85,857
	1999	1.288	1.448	3,806
	1998	1.000	1.288	—

MFS Emerging Growth Portfolio (5/01)	2002	0.814	0.530	—
	2001	1.000	0.814	—

MFS Mid Cap Growth Portfolio (10/98)	2002	1.614	0.818	153,692
	2001	2.135	1.614	192,605
	2000	1.971	2.135	267,942
	1999	1.212	1.971	9,187
	1998	1.000	1.212	—

MFS Research Portfolio (10/98)	2002	1.095	0.812	7,672
	2001	1.426	1.095	18,083
	2000	1.524	1.426	30,148
	1999	1.244	1.524	4,975
	1998	1.000	1.244	—

Social Awareness Stock Portfolio (10/96)	2002	1.616	1.203	333,791
	2001	1.935	1.616	362,465
	2000	1.963	1.935	585,417
	1999	1.711	1.963	497,383
	1998	1.306	1.711	293,875
	1997	1.036	1.306	124,610
	1996	1.000	1.036	35,689

Travelers Quality Bond Portfolio (9/97)	2002	1.235	1.294	171,337
	2001	1.164	1.235	134,991
	2000	1.098	1.164	95,811
	1999	1.097	1.098	22,006
	1998	1.020	1.097	21,396
	1997	1.000	1.020	5,949

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

U.S. Government Securities Portfolio (10/96)	2002	1.409	1.586	497,491
	2001	1.344	1.409	327,668
	2000	1.186	1.344	327,066
	1999	1.249	1.186	206,083
	1998	1.144	1.249	145,195
	1997	1.025	1.144	81,229
	1996	1.000	1.025	51,072

Utilities Portfolio (10/96)	2002	1.396	0.965	77,877
	2001	1.830	1.396	115,965
	2000	1.487	1.830	131,675
	1999	1.502	1.487	99,467
	1998	1.283	1.502	43,847
	1997	1.034	1.283	23,674
	1996	1.000	1.034	7,796

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.867	0.653	—
	2001	1.000	0.867	—

Alliance Growth Portfolio (10/96)	2002	1.584	1.042	518,075
	2001	1.846	1.584	622,943
	2000	2.279	1.846	945,729
	1999	1.740	2.279	776,729
	1998	1.361	1.740	571,621
	1997	1.065	1.361	315,371
	1996	1.000	1.065	44,777

MFS Total Return Portfolio (10/96)	2002	1.615	1.516	83,652
	2001	1.631	1.615	83,031
	2000	1.411	1.631	113,271
	1999	1.388	1.411	113,121
	1998	1.255	1.388	38,600
	1997	1.045	1.255	20,522
	1996	1.000	1.045	2,087

Putnam Diversified Income Portfolio (10/96)	2002	1.106	1.161	49,563
	2001	1.072	1.106	49,041
	2000	1.086	1.072	82,092
	1999	1.084	1.086	59,424
	1998	1.088	1.084	46,716

CONDENSED FINANCIAL INFORMATION
0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	1997	1.019	1.088	36,214
	1996	1.000	1.019	12,636

Smith Barney High Income Portfolio (10/96)	2002	1.032	0.989	28,766
	2001	1.083	1.032	40,627
	2000	1.189	1.083	89,238
	1999	1.170	1.189	69,835
	1998	1.176	1.170	44,716
	1997	1.042	1.176	34,790
	1996	1.000	1.042	278

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.934	0.687	335,149
	2001	1.370	0.934	407,552
	2000	1.814	1.370	560,029
	1999	1.092	1.814	209,539
	1998	1.035	1.092	118,339
	1997	1.017	1.035	97,802
	1996	1.000	1.017	8,808

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.459	1.078	734,035
	2001	1.604	1.459	900,664
	2000	1.432	1.604	1,337,882
	1999	1.445	1.432	1,338,259
	1998	1.328	1.445	1,199,090
	1997	1.058	1.328	1,048,182
	1996	1.000	1.058	270,469

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.359	1.012	121,437
	2001	1.568	1.359	141,575
	2000	1.701	1.568	187,316
	1999	1.313	1.701	87,242
	1998	1.000	1.313	—

Smith Barney Money Market Portfolio (10/96)	2002	1.225	1.229	434,581
	2001	1.192	1.225	637,197
	2000	1.135	1.192	894,768
	1999	1.094	1.135	905,258
	1998	1.051	1.094	433,846
	1997	1.010	1.051	124,936
	1996	1.000	1.010	56,124

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.817	0.545	—
	2001	1.000	0.817	—

Enterprise Portfolio — Class II Shares (5/01)	2002	0.911	0.635	—
	2001	1.000	0.911	—

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.559	1.282	1,435,393
	2001	1.656	1.559	1,942,970
	2000	1.542	1.656	2,541,551
	1999	1.464	1.542	2,594,215
	1998	1.324	1.464	2,294,202

Growth Portfolio — Initial Class (10/96)	2002	1.644	1.138	3,310,013
	2001	2.015	1.644	3,913,670
	2000	2.285	2.015	5,918,391
	1999	1.678	2.285	5,002,571
	1998	1.215	1.678	3,726,583

High Income Portfolio — Initial Class (10/96)	2002	0.805	0.825	381,847
	2001	0.920	0.805	481,330
	2000	1.199	0.920	654,249
	1999	1.119	1.199	680,684
	1998	1.181	1.119	578,543

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.420	1.284	554,458
	2001	1.495	1.420	744,567
	2000	1.571	1.495	1,048,926
	1999	1.427	1.571	1,051,184
	1998	1.048	1.427	1,072,725

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.949	0.850	—
	2001	1.000	0.949	18,707

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.846	0.775	—
	2001	1.000	0.846	—

CONDENSED FINANCIAL INFORMATION

0.95 M&E = 0.95% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.031	0.919	—
	2001	1.000	1.031	—

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.753	1.298	1,993,402
	2001	2.400	1.753	1,026,204
	2000	3.107	2.400	909,468
	1999	2.047	3.107	809,231
	1998	1.282	2.047	429,279
	1997	1.027	1.282	58,734

Dreyfus Stock Index Fund (1/97)	2002	1.664	1.277	680,643
	2001	1.917	1.664	603,427
	2000	2.138	1.917	529,242
	1999	1.793	2.138	458,187
	1998	1.415	1.793	257,393
	1997	1.000	1.415	87,374

High Yield Bond Trust (10/96)	2002	1.396	1.443	260,817
	2001	1.289	1.396	190,095
	2000	1.292	1.289	110,433
	1999	1.251	1.292	64,829
	1998	1.188	1.251	33,994
	1997	1.000	1.188	3,683

Managed Assets Trust (10/96)	2002	1.546	1.397	1,058,871
	2001	1.648	1.546	659,963
	2000	1.694	1.648	459,188
	1999	1.500	1.694	274,379
	1998	1.250	1.500	146,528
	1997	1.000	1.250	12,488

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.886	0.611	—
	2001	1.000	0.886	—

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.376	1.483	3,021,646
	2001	1.303	1.376	2,567,937
	2000	1.173	1.303	1,180,423
	1999	1.220	1.173	415,013
	1998	1.132	1.220	154,138
	1997	1.000	1.132	24,590

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (10/96)	2002	1.190	0.914	3,800,784
	2001	1.532	1.190	2,019,758
	2000	1.685	1.532	1,092,967
	1999	1.286	1.685	564,777
	1998	1.133	1.286	210,146
	1997	1.000	1.133	25,148

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.110	0.847	3,561,773
	2001	1.333	1.110	2,715,265
	2000	1.585	1.333	1,661,400
	1999	1.608	1.585	763,197
	1998	1.408	1.608	347,272
	1997	1.000	1.408	95,491

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.248	0.941	1,218,122
	2001	1.243	1.248	991,516
	2000	1.142	1.243	1,071,633
	1999	0.845	1.142	627,445
	1998	0.936	0.845	236,065
	1997	1.000	0.936	24,064

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (11/98)	2002	1.169	1.022	55,791
	2001	1.309	1.169	46,246

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.330	1.374	28,806
	2001	1.237	1.330	17,886
	2000	0.952	1.237	6,571
	1999	1.000	0.952	2,453

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.042	0.858	503,174
	2001	1.163	1.042	389,965
	2000	1.184	1.163	274,697
	1999	1.074	1.184	100,924
	1998	1.000	1.074	1,944

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Portfolio — Initial Shares (9/98)	2002	1.515	1.211	368,770
	2001	1.632	1.515	277,391
	2000	1.457	1.632	156,058
	1999	1.197	1.457	44,319
	1998	1.000	1.197	1,114

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 1 (10/96)	2002	1.377	1.304	403,788
	2001	1.543	1.377	386,039
	2000	1.556	1.543	394,690
	1999	1.281	1.556	415,299
	1998	1.216	1.281	52,584
	1997	1.000	1.216	358,096

Templeton Global Income Securities Fund — Class 1 (10/96)	2002	1.091	1.305	—
	2001	1.076	1.091	20,337
	2000	1.034	1.076	20,144
	1999	1.111	1.034	19,551
	1998	1.048	1.111	3,185
	1997	1.000	1.048	398

Templeton Growth Securities Fund — Class 1 (10/96)	2002	1.585	1.280	471,137
	2001	1.619	1.585	449,927
	2000	1.525	1.619	429,598
	1999	1.195	1.525	485,025
	1998	1.194	1.195	193,454
	1997	1.000	1.194	129,091

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.771	0.548	8,353
	2001	1.000	0.771	276

Balanced Portfolio — Service Shares (5/01)	2002	0.960	0.886	3,729
	2001	1.000	0.960	—

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Worldwide Growth Portfolio — Service Shares (5/01)	2002	0.838	0.615	13,379
	2001	1.000	0.838	312

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.055	1.137	29,918
	2001	1.000	1.055	5,387

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.859	0.699	17,075
	2001	1.000	0.859	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.090	0.881	75,450
	2001	1.000	1.090	258

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.807	0.562	8,720
	2001	1.000	0.807	8,360

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.628	1.206	158,645
	2001	1.616	1.628	94,673

Investors Fund — Class I (10/98)	2002	1.436	1.092	75,511
	2001	1.515	1.436	26,027
	2000	1.330	1.515	5,096
	1999	1.205	1.330	1,501
	1998	1.000	1.205	—

Small Cap Growth Fund — Class I (5/01)	2002	0.971	0.627	14,644
	2001	1.000	0.971	172

The Travelers Series Trust
Convertible Securities Portfolio (8/99)	2002	1.197	1.100	11,298
	2001	1.221	1.197	4,158
	2000	1.097	1.221	—
	1999	1.000	1.097	—

Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.580	1.338	61,997
	2001	1.665	1.580	26,479

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Disciplined Mid Cap Stock Portfolio (continued)	2000	1.444	1.665	8,052
	1999	1.288	1.444	1,943
	1998	1.000	1.288	111

MFS Emerging Growth Portfolio (5/01)	2002	0.813	0.528	2,747
	2001	1.000	0.813	40

MFS Mid Cap Growth Portfolio (10/98)	2002	1.603	0.811	247,468
	2001	2.125	1.603	144,030
	2000	1.966	2.125	64,395
	1999	1.211	1.966	1,622
	1998	1.000	1.211	—

MFS Research Portfolio (10/98)	2002	1.088	0.805	28,508
	2001	1.420	1.088	20,448
	2000	1.521	1.420	12,601
	1999	1.244	1.521	1,167
	1998	1.000	1.244	—

Social Awareness Stock Portfolio (10/96)	2002	1.599	1.188	396,867
	2001	1.918	1.599	313,580
	2000	1.950	1.918	249,227
	1999	1.703	1.950	139,985
	1998	1.303	1.703	81,076
	1997	1.000	1.303	4,602

Travelers Quality Bond Portfolio (9/97)	2002	1.225	1.281	393,375
	2001	1.156	1.225	155,136
	2000	1.093	1.156	134,013
	1999	1.094	1.093	106,388
	1998	1.020	1.094	23,910
	1997	1.000	1.020	9,879

U.S. Government Securities Portfolio (10/96)	2002	1.394	1.566	447,087
	2001	1.333	1.394	155,072
	2000	1.178	1.333	96,447
	1999	1.243	1.178	74,915
	1998	1.141	1.243	22,572
	1997	1.000	1.141	2,710

Utilities Portfolio (10/96)	2002	1.381	0.953	171,326
	2001	1.815	1.381	134,756

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Utilities Portfolio (continued)	2000	1.477	1.815	68,174
	1999	1.495	1.477	65,548
	1998	1.280	1.495	15,300
	1997	1.000	1.280	538

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.865	0.651	44,857
	2001	1.000	0.865	6,390

Alliance Growth Portfolio (10/96)	2002	1.568	1.030	1,016,916
	2001	1.831	1.568	679,805
	2000	2.265	1.831	501,928
	1999	1.732	2.265	300,983
	1998	1.358	1.732	201,618
	1997	1.000	1.358	25,227

MFS Total Return Portfolio (10/96)	2002	1.598	1.497	1,565,486
	2001	1.617	1.598	387,113
	2000	1.402	1.617	314,686
	1999	1.382	1.402	238,310
	1998	1.252	1.382	114,873
	1997	1.000	1.252	23,942

Putnam Diversified Income Portfolio (10/96)	2002	1.095	1.146	207,068
	2001	1.063	1.095	199,181
	2000	1.079	1.063	174,538
	1999	1.080	1.079	139,658
	1998	1.085	1.080	89,751
	1997	1.000	1.085	2,136

Smith Barney High Income Portfolio (10/96)	2002	1.022	0.977	90,083
	2001	1.074	1.022	95,509
	2000	1.181	1.074	25,916
	1999	1.165	1.181	19,237
	1998	1.173	1.165	14,828
	1997	1.000	1.173	2,552

Smith Barney International All Cap Growth Portfolio (10/96)	2002	0.924	0.679	281,821
	2001	1.358	0.924	200,689
	2000	1.803	1.358	138,505
	1999	1.087	1.803	92,095

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney International All Cap Growth Portfolio (continued)	1998	1.033	1.087	54,366
	1997	1.000	1.033	4,658

Smith Barney Large Cap Value Portfolio (10/96)	2002	1.444	1.065	249,688
	2001	1.591	1.444	201,867
	2000	1.423	1.591	159,017
	1999	1.438	1.423	107,554
	1998	1.324	1.438	81,366
	1997	1.000	1.324	9,074

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.350	1.004	266,392
	2001	1.561	1.350	211,516
	2000	1.697	1.561	142,591
	1999	1.312	1.697	51,499
	1998	1.000	1.312	—

Smith Barney Money Market Portfolio (10/96)	2002	1.212	1.213	522,225
	2001	1.182	1.212	424,446
	2000	1.128	1.182	353,131
	1999	1.089	1.128	152,444
	1998	1.048	1.089	371,996
	1997	1.000	1.048	24,063

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.816	0.543	18,844
	2001	1.000	0.816	4,565

Enterprise Portfolio — Class II Shares (5/01)	2002	0.910	0.633	40,595
	2001	1.000	0.910	—

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (10/96)	2002	1.543	1.266	409,742
	2001	1.642	1.543	406,693
	2000	1.532	1.642	359,257
	1999	1.457	1.532	359,627
	1998	1.321	1.457	302,651

Growth Portfolio — Initial Class (10/96)	2002	1.626	1.124	763,284
	2001	1.998	1.626	770,117
	2000	2.270	1.998	828,146

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Growth Portfolio — Initial Class (continued)	1999	1.671	2.270	838,004
	1998	1.212	1.671	297,359

High Income Portfolio — Initial Class (10/96)	2002	0.796	0.814	182,656
	2001	0.913	0.796	179,122
	2000	1.191	0.913	214,777
	1999	1.114	1.191	249,045
	1998	1.178	1.114	181,391

Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class (10/96)	2002	1.405	1.268	533,952
	2001	1.482	1.405	514,150
	2000	1.561	1.482	501,724
	1999	1.421	1.561	476,733
	1998	1.249	1.421	106,115

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.948	0.847	1,049,634
	2001	1.000	0.948	—

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.845	0.772	—
	2001	1.000	0.845	—

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.030	0.916	15,143
	2001	1.000	1.030	—

Notes

Effective January 2, 2003, Dreyfus variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

On July 12,2002, The Travelers Series Trust: U.S. Government Securities Portfolio was substituted for the Franklin Templeton Variable Insurance Product Trust: Templeton Global Income Securities Portfolio, which is no longer available as a funding option.

CONDENSED FINANCIAL INFORMATION
GOLD TRACK SELECT

The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

0.80 M&E = 0.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.786	1.327	26,946,828
	2001	2.435	1.786	29,733,093
	2000	3.143	2.435	30,028,514
	1999	2.063	3.143	215,894
	1998	1.000	2.063	241,615

High Yield Bond Trust (3/97)	2002	1.422	1.475	1,341,715
	2001	1.308	1.422	1,252,735
	2000	1.306	1.308	888,540
	1999	1.261	1.306	245,914
	1998	1.193	1.261	3,334

Managed Assets Trust (3/97)	2002	1.575	1.428	6,863,051
	2001	1.672	1.575	7,761,938
	2000	1.713	1.672	8,300,279
	1999	1.512	1.713	2,139,292
	1998	1.255	1.512	51,150

Money Market Portfolio (9/98)	2002	1.143	1.150	3,550,503
	2001	1.111	1.143	2,173,177
	2000	1.054	1.111	1,314,965
	1999	1.012	1.054	1,193,784
	1998	1.000	1.012	16,146

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (7/01)	2002	0.889	0.615	59,104
	2001	1.000	0.889	14,058

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.402	1.515	28,571,418
	2001	1.322	1.402	26,013,416
	2000	1.186	1.322	11,479,892
	1999	1.230	1.186	4,355,250
	1998	1.137	1.230	872,955

CitiStreet International Stock Fund — Class I (3/97)	2002	1.212	0.934	31,792,301
	2001	1.555	1.212	27,148,815
	2000	1.705	1.555	17,237,557

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (continued)	1999	1.297	1.705	5,139,992
	1998	1.138	1.297	791,438

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.130	0.865	42,300,597
	2001	1.352	1.130	35,202,731
	2000	1.603	1.352	22,023,243
	1999	1.620	1.603	5,408,519
	1998	1.414	1.620	1,060,046

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.272	0.962	18,957,697
	2001	1.262	1.272	17,341,913
	2000	1.155	1.262	20,433,293
	1999	0.852	1.155	5,098,615
	1998	0.940	0.852	1,040,352

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (1/98)	2002	1.182	1.037	304,408
	2001	1.319	1.182	325,619
	2000	1.942	1.319	254,148
	1999	1.079	1.942	96,131
	1998	1.000	1.079	285

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.344	1.393	285,663
	2001	1.245	1.344	137,268
	2000	0.956	1.245	67,150
	1999	1.000	0.956	17,064

VIP Small Cap Value Series — Standard Class (9/98)	2002	1.375	1.288	880,143
	2001	1.240	1.375	542,325
	2000	1.057	1.240	197,100
	1999	1.120	1.057	86,532
	1998	1.000	1.120	2,407

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.055	0.872	9,251,637
	2001	1.173	1.055	10,775,406

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Appreciation Portfolio — Initial Shares (continued)	2000	1.190	1.173	9,459,681
	1999	1.076	1.190	6,527,393
	1998	1.000	1.076	60,832

Small Cap Portfolio — Initial Shares (9/98)	2002	1.532	1.229	3,863,252
	2001	1.645	1.532	3,043,988
	2000	1.464	1.645	1,819,121
	1999	1.198	1.464	363,977
	1998	1.000	1.198	1,748

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.943	0.772	205,234
	2001	1.000	0.943	31,907

Equity Index Portfolio — Class II Shares (5/99)	2002	0.855	0.658	4,457,211
	2001	0.983	0.855	2,849,660
	2000	1.093	0.983	1,566,175
	1999	1.000	1.093	1,014,729

Fundamental Value Portfolio (5/01)	2002	0.924	0.722	693,928
	2001	1.000	0.924	71,327

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (7/01)	2002	0.772	0.551	28,529
	2001	1.000	0.772	1,477

Balanced Portfolio — Service Shares (7/01)	2002	0.962	0.891	163,634
	2001	1.000	0.962	13,448

Worldwide Growth Portfolio — Service Shares (7/01)	2002	0.840	0.619	186,360
	2001	1.000	0.840	23,216

OCC Accumulation Trust
Equity Portfolio (10/98)	2002	1.172	0.980	—
	2001	1.270	1.172	817,184
	2000	1.165	1.270	181,293
	1999	1.145	1.165	103,534
	1998	1.000	1.145	—

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (7/01)	2002	1.057	1.144	354,014
	2001	1.000	1.057	45,689

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (7/01)	2002	0.861	0.703	133,696
	2001	1.000	0.861	2,266

Putnam VT Small Cap Value Fund — Class IB Shares (7/01)	2002	1.093	0.886	109,259
	2001	1.000	1.093	17,255

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.809	0.565	6,121
	2001	1.000	0.809	1,007

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/01)	2002	1.646	1.224	926,755
	2001	1.628	1.646	759,039
	2000	1.388	1.628	224,472
	1999	1.146	1.388	88,070
	1998	1.000	1.146	4,438

Investors Fund — Class I (10/98)	2002	1.452	1.109	497,449
	2001	1.527	1.452	384,727
	2000	1.336	1.527	98,402
	1999	1.206	1.336	66,421
	1998	1.000	1.206	1,374

Small Cap Growth Fund — Class I (5/01)	2002	0.974	0.631	39,523
	2001	1.000	0.974	2,204

Total Return Fund — Class I (9/98)	2002	1.116	1.031	89,345
	2001	1.134	1.116	66,956
	2000	1.059	1.134	37,113
	1999	1.059	1.059	30,146
	1998	1.000	1.059	6,719

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)	2002	0.897	0.659	14,667
	2001	1.000	0.897	3,470

CONDENSED FINANCIAL INFORMATION
0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (7/01)	2002	0.898	0.652	28,903
	2001	1.000	0.898	28,501

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)	2002	1.374	1.048	139,394
	2001	1.331	1.374	62,073
	2000	1.244	1.331	36,164
	1999	1.291	1.244	15,579
	1998	1.000	1.291	1,963

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (11/98)	2002	0.910	0.702	—
	2001	1.157	0.910	105,359
	2000	1.283	1.157	83,493
	1999	1.071	1.283	38,431
	1998	1.000	1.071	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.598	1.358	1,638,704
	2001	1.678	1.598	1,069,783
	2000	1.451	1.678	464,358
	1999	1.289	1.451	45,075
	1998	1.000	1.289	1,037

Equity Income Portfolio (7/97)	2002	1.236	1.055	3,877,818
	2001	1.334	1.236	3,856,038
	2000	1.232	1.334	3,017,488
	1999	1.184	1.232	2,144,584
	1998	1.062	1.184	86,915

Federated High Yield Portfolio (10/97)	2002	0.990	1.018	89,229
	2001	0.979	0.990	40,900
	2000	1.074	0.979	37,604
	1999	1.050	1.074	38,465
	1998	1.011	1.050	11,120

Federated Stock Portfolio (7/97)	2002	1.373	1.099	837,314
	2001	1.362	1.373	669,949
	2000	1.323	1.362	357,769
	1999	1.266	1.323	269,231
	1998	1.083	1.266	8,544

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Large Cap Portfolio (7/97)	2002	1.234	0.945	5,781,266
	2001	1.504	1.234	5,782,038
	2000	1.773	1.504	3,641,258
	1999	1.382	1.773	2,550,992
	1998	1.028	1.382	10,852

Lazard International Stock Portfolio (8/97)	2002	0.850	0.734	793,486
	2001	1.161	0.850	798,507
	2000	1.322	1.161	596,990
	1999	1.095	1.322	369,840
	1998	0.980	1.095	6,737

MFS Emerging Growth Portfolio (5/01)	2002	0.815	0.531	16,782
	2001	1.000	0.815	2,628

MFS Mid Cap Growth Portfolio (9/98)	2002	1.622	0.823	1,775,158
	2001	2.142	1.622	1,560,715
	2000	1.974	2.142	808,819
	1999	1.212	1.974	233,024
	1998	1.000	1.212	1,512

MFS Research Portfolio (10/98)	2002	1.101	0.817	698,313
	2001	1.431	1.101	734,385
	2000	1.527	1.431	486,870
	1999	1.245	1.527	301,212
	1998	1.000	1.245	7,232

Social Awareness Stock Portfolio (10/96)	2002	1.629	1.214	1,871,608
	2001	1.947	1.629	1,999,114
	2000	1.972	1.947	1,713,947
	1999	1.716	1.972	608,076
	1998	1.308	1.716	18,134

Travelers Quality Bond Portfolio (9/97)	2002	1.243	1.305	2,407,596
	2001	1.170	1.243	2,340,766
	2000	1.102	1.170	1,513,495
	1999	1.099	1.102	151,498
	1998	1.021	1.099	32

U.S. Government Securities Portfolio (10/96)	2002	1.420	1.601	2,881,421
	2001	1.353	1.420	1,949,970

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

U.S. Government Securities Portfolio (continued)	2000	1.192	1.353	657,535
	1999	1.253	1.192	110,708
	1998	1.146	1.253	29,647

Utilities Portfolio (3/97)	2002	1.407	0.974	1,114,906
	2001	1.842	1.407	1,267,842
	2000	1.494	1.842	920,744
	1999	1.507	1.494	118,785
	1998	1.285	1.507	1,413

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.867	0.655	1,194,096
	2001	1.000	0.867	10,002

Alliance Growth Portfolio (3/97)	2002	1.597	1.052	21,981,668
	2001	1.858	1.597	24,269,522
	2000	2.290	1.858	23,043,619
	1999	1.746	2.290	3,927,438
	1998	1.363	1.746	66,181

MFS Total Return Portfolio (3/97)	2002	1.628	1.530	4,135,912
	2001	1.641	1.628	3,693,144
	2000	1.418	1.641	1,699,453
	1999	1.393	1.418	1,023,136
	1998	1.257	1.393	85,454

Putnam Diversified Income Portfolio (10/96)	2002	1.115	1.171	578,159
	2001	1.079	1.115	645,466
	2000	1.091	1.079	578,829
	1999	1.088	1.091	278,395
	1998	1.080	1.088	36,325

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.949	0.634	1,128,359
	2001	1.000	0.949	170,156

Smith Barney High Income Portfolio (10/96)	2002	1.040	0.999	369,750
	2001	1.090	1.040	494,130
	2000	1.194	1.090	329,280
	1999	1.173	1.194	230,410
	1998	1.178	1.173	2,810

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney International All Cap Growth Portfolio (3/97)	2002	0.941	0.694	2,622,169
	2001	1.378	0.941	2,754,102
	2000	1.823	1.378	1,750,019
	1999	1.096	1.823	349,576
	1998	1.037	1.096	4,211

Smith Barney Large Cap Value Portfolio (3/97)	2002	1.471	1.088	893,672
	2001	1.615	1.471	751,488
	2000	1.439	1.615	1,347,297
	1999	1.449	1.439	77,050
	1998	1.330	1.449	7,331

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.365	1.019	1,932,920
	2001	1.573	1.365	1,925,998
	2000	1.704	1.573	1,305,175
	1999	1.313	1.704	649,086
	1998	1.000	1.313	—

Smith Barney Money Market Portfolio (3/97)	2002	1.234	1.240	1,402,440
	2001	1.200	1.234	1,539,891
	2000	1.141	1.200	1,166,205
	1999	1.097	1.141	42,339
	1998	1.053	1.097	2,799

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (7/01)	2002	0.818	0.546	43,160
	2001	1.000	0.818	9,230

Enterprise Portfolio — Class II Shares (5/01)	2002	0.912	0.637	5,145
	2001	1.000	0.912	2,535

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/01)	2002	0.949	0.700	6,439
	2001	1.000	0.949	2,157

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (4/01)	2002	0.950	0.852	251,956
	2001	1.000	0.950	655

CONDENSED FINANCIAL INFORMATION

0.80 M&E = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (9/01)	2002	0.847	0.777	25,942
	2001	1.000	0.847	1,000

Mid Cap Portfolio — Service Class 2 (7/01)	2002	1.032	0.921	237,347
	2001	1.000	1.032	50,422

CONDENSED FINANCIAL INFORMATION
0.90 M&E = 0.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.776	1.319	8,312,995
	2001	2.425	1.776	7,353,745
	2000	3.132	2.425	8,351,011
	1999	2.059	3.132	5,825,126
	1998	1.285	2.059	2,581,625
	1997	1.000	1.285	126,822

High Yield Bond Trust (3/97)	2002	1.414	1.466	1,273,395
	2001	1.303	1.414	1,092,333
	2000	1.302	1.303	1,041,038
	1999	1.258	1.302	715,406
	1998	1.191	1.258	255,952
	1997	1.000	1.191	7,092

Managed Assets Trust (3/97)	2002	1.566	1.419	11,222,707
	2001	1.665	1.566	10,742,074
	2000	1.708	1.665	10,503,987
	1999	1.509	1.708	6,231,885
	1998	1.254	1.509	1,472,171
	1997	1.000	1.254	74,574

Money Market Portfolio (9/98)	2002	1.140	1.145	4,862,455
	2001	1.108	1.140	3,329,970
	2000	1.053	1.108	1,855,767
	1999	1.012	1.053	1,189,996
	1998	1.000	1.012	9,415

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (7/01)	2002	0.888	0.614	119,303
	2001	1.000	0.888	17,938

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.395	1.506	34,775,771
	2001	1.317	1.395	30,361,670
	2000	1.183	1.317	14,899,209
	1999	1.227	1.183	9,288,007
	1998	1.135	1.227	2,127,335
	1997	1.000	1.135	115,168

CitiStreet International Stock Fund — Class I (3/97)	2002	1.206	0.928	30,021,643
	2001	1.549	1.206	23,995,470
	2000	1.699	1.549	15,136,568

CONDENSED FINANCIAL INFORMATION

0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (continued)	1999	1.294	1.699	9,785,093
	1998	1.136	1.294	2,315,866
	1997	1.000	1.136	145,853

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.124	0.860	42,762,585
	2001	1.347	1.124	33,478,901
	2000	1.598	1.347	21,922,793
	1999	1.617	1.598	12,359,933
	1998	1.412	1.617	3,149,947
	1997	1.000	1.412	185,044

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.265	0.956	16,221,571
	2001	1.257	1.265	14,103,051
	2000	1.152	1.257	16,945,813
	1999	0.850	1.152	11,854,378
	1998	0.939	0.850	2,811,132
	1997	1.000	0.939	129,811

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/03)	2002	1.178	1.033	462,012
	2001	1.316	1.178	428,951
	2000	1.940	1.316	416,918
	1999	1.079	1.940	130,887
	1998	1.000	1.079	309

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.340	1.388	566,695
	2001	1.243	1.340	200,175
	2000	0.955	1.243	93,827
	1999	1.000	0.955	31,985

VIP Small Cap Value Series — Standard Class (9/98)	2002	1.371	1.283	1,043,013
	2001	1.237	1.371	512,386
	2000	1.056	1.237	286,654
	1999	1.120	1.056	128,715
	1998	1.000	1.120	—

CONDENSED FINANCIAL INFORMATION

0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.051	0.868	7,987,601
	2001	1.170	1.051	8,040,744
	2000	1.188	1.170	7,923,781
	1999	1.076	1.188	5,775,356
	1998	1.000	1.076	18,841

Small Cap Portfolio — Initial Shares (9/98)	2002	1.527	1.224	3,537,725
	2001	1.642	1.527	2,746,630
	2000	1.462	1.642	1,522,221
	1999	1.198	1.462	437,132
	1998	1.000	1.198	2,563

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.943	0.771	158,885
	2001	1.000	0.943	5,643

Equity Index Portfolio — Class II Shares (5/99)	2002	0.853	0.656	10,110,522
	2001	0.982	0.853	8,223,768
	2000	1.092	0.982	5,518,988
	1999	1.000	1.092	1,901,306

Fundamental Value Portfolio (5/01)	2002	0.924	0.720	2,191,811
	2001	1.000	0.924	440,652

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (7/01)	2002	0.772	0.550	99,571
	2001	1.000	0.772	8,526

Balanced Portfolio — Service Shares (7/01)	2002	0.962	0.890	846,384
	2001	1.000	0.962	164,981

Worldwide Growth Portfolio — Service Shares (7/01)	2002	0.839	0.618	429,601
	2001	1.000	0.839	40,798

OCC Accumulation Trust
Equity Portfolio (10/98)	2002	1.168	0.976	—
	2001	1.267	1.168	485,566
	2000	1.163	1.267	993,558

CONDENSED FINANCIAL INFORMATION

0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Portfolio (continued)	1999	1.145	1.163	1,085,047
	1998	1.000	1.145	2,056

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (7/01)	2002	1.056	1.142	889,048
	2001	1.000	1.056	53,795

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (7/01)	2002	0.860	0.702	361,446
	2001	1.000	0.860	28,620

Putnam VT Small Cap Value Fund — Class IB Shares (7/01)	2002	1.092	0.885	354,693
	2001	1.000	1.092	82,682

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.808	0.564	55,233
	2001	1.000	0.808	24

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/01)	2002	1.641	1.219	2,774,490
	2001	1.625	1.641	1,748,997
	2000	1.387	1.625	830,518
	1999	1.146	1.387	200,061
	1998	1.000	1.146	246

Investors Fund — Class I (10/98)	2002	1.447	1.104	870,678
	2001	1.524	1.447	659,155
	2000	1.334	1.524	114,539
	1999	1.206	1.334	62,568
	1998	1.000	1.206	—

Small Cap Growth Fund — Class I (5/01)	2002	0.973	0.630	69,007
	2001	1.000	0.973	2,230

Total Return Fund — Class I (9/98)	2002	1.112	1.026	427,969
	2001	1.131	1.112	299,085
	2000	1.058	1.131	238,124
	1999	1.059	1.058	128,948
	1998	1.000	1.059	—

CONDENSED FINANCIAL INFORMATION
0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)	2002	0.897	0.658	79,175
	2001	1.000	0.897	9,901

Smith Barney Premier Selections All Cap Growth Portfolio (7/01)	2002	0.897	0.651	15,167
	2001	1.000	0.897	1,374

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)	2002	1.370	1.043	363,737
	2001	1.328	1.370	162,224
	2000	1.242	1.328	51,233
	1999	1.290	1.242	16,658
	1998	1.000	1.290	325

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (11/98)	2002	0.907	0.699	—
	2001	1.155	0.907	230,280
	2000	1.281	1.155	182,466
	1999	1.070	1.281	77,542
	1998	1.000	1.070	338

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.593	1.352	1,139,600
	2001	1.675	1.593	887,516
	2000	1.449	1.675	551,755
	1999	1.289	1.449	240,631
	1998	1.000	1.289	—

Equity Income Portfolio (7/97)	2002	1.231	1.050	9,014,270
	2001	1.330	1.231	8,908,492
	2000	1.229	1.330	8,694,057
	1999	1.182	1.229	6,669,310
	1998	1.062	1.182	2,633,036
	1997	1.000	1.062	66,733

Federated High Yield Portfolio (10/97)	2002	0.985	1.013	136,893
	2001	0.975	0.985	213,598
	2000	1.072	0.975	279,023
	1999	1.049	1.072	218,380
	1998	1.011	1.049	99,171
	1997	1.000	1.011	3,118

CONDENSED FINANCIAL INFORMATION
0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Federated Stock Portfolio (7/97)	2002	1.367	1.093	1,644,124
	2001	1.357	1.367	1,405,018
	2000	1.320	1.357	1,809,305
	1999	1.264	1.320	1,413,168
	1998	1.083	1.264	591,770
	1997	1.000	1.083	21,106

Large Cap Portfolio (7/97)	2002	1.228	0.940	7,267,402
	2001	1.499	1.228	7,061,359
	2000	1.769	1.499	7,995,633
	1999	1.380	1.769	4,955,852
	1998	1.028	1.380	520,424
	1997	1.000	1.028	15,145

Lazard International Stock Portfolio (8/97)	2002	0.847	0.730	1,208,152
	2001	1.157	0.847	1,156,058
	2000	1.319	1.157	1,022,403
	1999	1.093	1.319	440,369
	1998	0.979	1.093	139,586
	1997	1.000	0.979	3,686

MFS Emerging Growth Portfolio (5/01)	2002	0.814	0.530	11,865
	2001	1.000	0.814	2,723

MFS Mid Cap Growth Portfolio (9/98)	2002	1.617	0.820	2,515,434
	2001	2.137	1.617	1,931,448
	2000	1.972	2.137	1,377,795
	1999	1.212	1.972	154,186
	1998	1.000	1.212	538

MFS Research Portfolio (10/98)	2002	1.097	0.814	463,710
	2001	1.427	1.097	367,340
	2000	1.525	1.427	271,264
	1999	1.245	1.525	120,603
	1998	1.000	1.245	214

Social Awareness Stock Portfolio (10/96)	2002	1.620	1.207	3,494,280
	2001	1.939	1.620	3,425,737
	2000	1.966	1.939	3,098,531
	1999	1.712	1.966	2,313,144
	1998	1.307	1.712	417,397
	1997	1.000	1.307	6,831

CONDENSED FINANCIAL INFORMATION
0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (9/97)	2002	1.238	1.298	1,222,675
	2001	1.166	1.238	1,017,864
	2000	1.100	1.166	536,459
	1999	1.098	1.100	382,500
	1998	1.020	1.098	806

U.S. Government Securities Portfolio (10/96)	2002	1.413	1.591	2,516,486
	2001	1.347	1.413	1,682,264
	2000	1.188	1.347	1,106,538
	1999	1.250	1.188	880,918
	1998	1.145	1.250	210,497
	1997	1.000	1.145	3,011

Utilities Portfolio (3/97)	2002	1.399	0.968	1,171,906
	2001	1.834	1.399	1,031,776
	2000	1.489	1.834	656,973
	1999	1.504	1.489	375,024
	1998	1.284	1.504	77,322
	1997	1.000	1.284	1,816

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.867	0.654	1,031,030
	2001	1.000	0.867	2,726

Alliance Growth Portfolio (3/97)	2002	1.589	1.046	8,885,320
	2001	1.850	1.589	8,483,917
	2000	2.283	1.850	7,514,662
	1999	1.742	2.283	4,335,442
	1998	1.362	1.742	1,050,338
	1997	1.000	1.362	27,182

MFS Total Return Portfolio (3/97)	2002	1.619	1.520	3,806,000
	2001	1.634	1.619	2,739,880
	2000	1.414	1.634	1,737,087
	1999	1.390	1.414	1,607,844
	1998	1.256	1.390	338,122
	1997	1.000	1.256	11,241

Putnam Diversified Income Portfolio (10/96)	2002	1.109	1.164	505,465
	2001	1.074	1.109	452,977
	2000	1.088	1.074	358,569
	1999	1.086	1.088	249,302

CONDENSED FINANCIAL INFORMATION

0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	1998	1.088	1.086	95,775
	1997	1.000	1.088	1,776

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.948	0.633	2,480,829
	2001	1.000	0.948	563,198

Smith Barney High Income Portfolio (10/96)	2002	1.035	0.992	555,853
	2001	1.085	1.035	499,948
	2000	1.191	1.085	575,899
	1999	1.171	1.191	469,907
	1998	1.176	1.171	131,098
	1997	1.000	1.176	3,775

Smith Barney International All Cap Growth Portfolio (3/97)	2002	0.936	0.689	2,046,810
	2001	1.373	0.936	1,871,050
	2000	1.817	1.373	2,064,021
	1999	1.093	1.817	1,188,533
	1998	1.036	1.093	180,603
	1997	1.000	1.036	17,229

Smith Barney Large Cap Value Portfolio (3/97)	2002	1.463	1.081	842,410
	2001	1.608	1.463	1,110,331
	2000	1.434	1.608	1,162,121
	1999	1.446	1.434	896,535
	1998	1.329	1.446	509,575
	1997	1.000	1.329	75,718

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.361	1.015	1,940,776
	2001	1.570	1.361	1,850,997
	2000	1.702	1.570	1,419,996
	1999	1.313	1.702	663,945
	1998	1.000	1.313	4,942

Smith Barney Money Market Portfolio (3/97)	2002	1.228	1.232	1,247,340
	2001	1.195	1.228	1,220,955
	2000	1.137	1.195	1,095,586
	1999	1.095	1.137	700,936
	1998	1.052	1.095	296,260
	1997	1.000	1.052	19,063

CONDENSED FINANCIAL INFORMATION

0.90 M&E = 0.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (7/03)	2002	0.817	0.545	205,986
	2001	1.000	0.817	7,044

Enterprise Portfolio — Class II Shares (5/01)	2002	0.911	0.636	28,795
	2001	1.000	0.911	5,450

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/03)	2002	0.948	0.699	44,797
	2001	1.000	0.948	341

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (4/03)	2002	0.949	0.850	310,059
	2001	1.000	0.949	73,676

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (9/01)	2002	0.846	0.775	67,081
	2001	1.000	0.846	1,317

Mid Cap Portfolio — Service Class 2 (7/01)	2002	1.032	0.920	481,321
	2001	1.000	1.032	13,933

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (1/97)	2002	1.753	1.298	1,993,402
	2001	2.400	1.753	1,026,204
	2000	3.107	2.400	909,468
	1999	2.047	3.107	809,231
	1998	1.282	2.047	429,279
	1997	1.000	1.282	58,734

High Yield Bond Trust (3/97)	2002	1.396	1.443	260,817
	2001	1.289	1.396	190,095
	2000	1.292	1.289	110,433
	1999	1.251	1.292	64,829
	1998	1.188	1.251	33,994
	1997	1.000	1.188	3,683

Managed Assets Trust (3/97)	2002	1.546	1.397	1,058,871
	2001	1.648	1.546	659,963
	2000	1.694	1.648	459,188
	1999	1.500	1.694	274,379
	1998	1.250	1.500	146,528
	1997	1.000	1.250	12,488

Money Market Portfolio (9/98)	2002	1.130	1.133	647,155
	2001	1.102	1.130	345,550
	2000	1.049	1.102	100,622
	1999	1.011	1.049	41,317
	1998	1.000	1.011	3,453

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (7/01)	2002	0.886	0.611	—
	2001	1.000	0.886	—

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (10/96)	2002	1.376	1.483	3,021,646
	2001	1.303	1.376	2,567,937
	2000	1.173	1.303	1,180,423
	1999	1.220	1.173	415,013
	1998	1.132	1.220	154,138
	1997	1.000	1.132	24,590

CitiStreet International Stock Fund — Class I (3/97)	2002	1.190	0.914	3,800,784
	2001	1.532	1.190	2,019,758
	2000	1.685	1.532	1,092,967

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (continued)	1999	1.286	1.685	564,777
	1998	1.133	1.286	210,146
	1997	1.000	1.133	25,148

CitiStreet Large Company Stock Fund — Class I (10/96)	2002	1.110	0.847	3,561,773
	2001	1.333	1.110	2,715,265
	2000	1.585	1.333	1,661,400
	1999	1.608	1.585	763,197
	1998	1.408	1.608	347,272
	1997	1.000	1.408	95,491

CitiStreet Small Company Stock Fund — Class I (10/96)	2002	1.248	0.941	1,218,122
	2001	1.243	1.248	991,516
	2000	1.142	1.243	1,071,633
	1999	0.845	1.142	627,445
	1998	0.936	0.845	236,065
	1997	1.000	0.936	24,064

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (7/03)	2002	1.169	1.022	55,791
	2001	1.309	1.169	46,246
	2000	1.934	1.309	22,906
	1999	1.079	1.934	1,865
	1998	1.000	1.079	—

Delaware VIP Trust
VIP REIT Series — Standard Class (1/99)	2002	1.330	1.374	28,806
	2001	1.237	1.330	17,886
	2000	0.952	1.237	6,571
	1999	1.000	0.952	2,453

VIP Small Cap Value Series — Standard Class (9/98)	2002	1.360	1.269	82,340
	2001	1.230	1.360	31,849
	2000	1.053	1.230	30,241
	1999	1.120	1.053	9,931
	1998	1.000	1.120	3,994

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/98)	2002	1.042	0.858	503,174
	2001	1.163	1.042	389,965
	2000	1.184	1.163	274,697
	1999	1.074	1.184	100,924
	1998	1.000	1.074	1,944

Small Cap Portfolio — Initial Shares (9/98)	2002	1.515	1.211	368,770
	2001	1.632	1.515	277,391
	2000	1.457	1.632	156,058
	1999	1.197	1.457	44,319
	1998	1.000	1.197	1,114

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.941	0.767	361
	2001	1.000	0.941	—

Equity Index Portfolio — Class II Shares (5/99)	2002	0.847	0.650	1,834,601
	2001	0.978	0.847	297,514
	2000	1.091	0.978	139,132
	1999	1.000	1.091	11,806

Fundamental Value Portfolio (5/01)	2002	0.922	0.717	27,483
	2001	1.000	0.922	3,159

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (7/01)	2002	0.771	0.548	8,353
	2001	1.000	0.771	276

Balanced Portfolio — Service Shares (7/01)	2002	0.960	0.886	3,729
	2001	1.000	0.960	—

Worldwide Growth Portfolio — Service Shares (7/01)	2002	0.838	0.615	13,379
	2001	1.000	0.838	312

OCC Accumulation Trust
Equity Portfolio (10/98)	2002	1.158	0.966	—
	2001	1.260	1.158	19,786
	2000	1.160	1.260	8,576

CONDENSED FINANCIAL INFORMATION

1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Portfolio (continued)	1999	1.144	1.160	3,604
	1998	1.000	1.144	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (7/01)	2002	1.055	1.137	29,918
	2001	1.000	1.055	5,387

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (7/01)	2002	0.859	0.699	17,075
	2001	1.000	0.859	—

Putnam VT Small Cap Value Fund — Class IB Shares (7/01)	2002	1.090	0.881	75,450
	2001	1.000	1.090	258

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.807	0.562	8,720
	2001	1.000	0.807	8,360

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/01)	2002	1.628	1.206	158,645
	2001	1.616	1.628	94,673
	2000	1.383	1.616	50,827
	1999	1.146	1.383	6,664
	1998	1.000	1.146	164

Investors Fund — Class I (10/98)	2002	1.436	1.092	75,511
	2001	1.515	1.436	26,027
	2000	1.330	1.515	5,096
	1999	1.205	1.330	1,501
	1998	1.000	1.205	—

Small Cap Growth Fund — Class I (5/01)	2002	0.971	0.627	14,644
	2001	1.000	0.971	172

Total Return Fund — Class I (9/98)	2002	1.103	1.015	25,428
	2001	1.125	1.103	18,515
	2000	1.054	1.125	4,091
	1999	1.058	1.054	1,458
	1998	1.000	1.058	—

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (7/01)	2002	0.895	0.655	11,089
	2001	1.000	0.895	6,649

Smith Barney Premier Selections All Cap Growth Portfolio (7/01)	2002	0.896	0.648	38
	2001	1.000	0.896	—

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (9/98)	2002	1.359	1.032	26,072
	2001	1.320	1.359	5,490
	2000	1.238	1.320	1,202
	1999	1.289	1.238	275
	1998	1.000	1.289	41

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (11/98)	2002	0.900	0.693	—
	2001	1.149	0.900	5,979
	2000	1.278	1.149	2,396
	1999	1.070	1.278	43
	1998	1.000	1.070	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (9/98)	2002	1.580	1.338	61,997
	2001	1.665	1.580	26,479
	2000	1.444	1.665	8,052
	1999	1.288	1.444	1,943
	1998	1.000	1.288	111

Equity Income Portfolio (7/97)	2002	1.217	1.035	1,535,264
	2001	1.318	1.217	408,945
	2000	1.222	1.318	366,173
	1999	1.178	1.222	312,472
	1998	1.061	1.178	163,749
	1997	1.000	1.061	3,543

Federated High Yield Portfolio (10/97)	2002	0.975	1.000	8,869
	2001	0.968	0.975	10,198
	2000	1.066	0.968	11,277
	1999	1.046	1.066	12,756
	1998	1.010	1.046	5,125
	1997	1.000	1.010	123

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Federated Stock Portfolio (7/97)	2002	1.352	1.078	128,587
	2001	1.345	1.352	103,525
	2000	1.311	1.345	85,674
	1999	1.259	1.311	61,526
	1998	1.082	1.259	14,772
	1997	1.000	1.082	1,132

Large Cap Portfolio (7/97)	2002	1.215	0.927	694,193
	2001	1.486	1.215	605,872
	2000	1.758	1.486	422,579
	1999	1.375	1.758	234,329
	1998	1.027	1.375	68,162
	1997	1.000	1.027	3,857

Lazard International Stock Portfolio (8/97)	2002	0.837	0.720	142,840
	2001	1.147	0.837	119,854
	2000	1.311	1.147	84,198
	1999	1.089	1.311	65,435
	1998	0.978	1.089	20,939
	1997	1.000	0.978	896

MFS Emerging Growth Portfolio (5/01)	2002	0.813	0.528	2,747
	2001	1.000	0.813	40

MFS Mid Cap Growth Portfolio (9/98)	2002	1.603	0.811	247,468
	2001	2.125	1.603	144,030
	2000	1.966	2.125	64,395
	1999	1.211	1.966	1,622
	1998	1.000	1.211	—

MFS Research Portfolio (10/98)	2002	1.088	0.805	28,508
	2001	1.420	1.088	20,448
	2000	1.521	1.420	12,601
	1999	1.244	1.521	1,167
	1998	1.000	1.244	—

Social Awareness Stock Portfolio (10/96)	2002	1.599	1.188	396,867
	2001	1.918	1.599	313,580
	2000	1.950	1.918	249,227
	1999	1.703	1.950	139,985
	1998	1.303	1.703	81,076
	1997	1.000	1.303	4,602

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (9/97)	2002	1.225	1.281	393,375
	2001	1.156	1.225	155,136
	2000	1.093	1.156	134,013
	1999	1.094	1.093	106,388
	1998	1.020	1.094	23,910
	1997	1.000	1.020	9,879

U.S. Government Securities Portfolio (10/96)	2002	1.394	1.566	447,087
	2001	1.333	1.394	155,072
	2000	1.178	1.333	96,447
	1999	1.243	1.178	74,915
	1998	1.141	1.243	22,572
	1997	1.000	1.141	2,710

Utilities Portfolio (3/97)	2002	1.381	0.953	171,326
	2001	1.815	1.381	134,756
	2000	1.477	1.815	68,174
	1999	1.495	1.477	65,548
	1998	1.280	1.495	15,300
	1997	1.000	1.280	538

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.865	0.651	44,857
	2001	1.000	0.865	6,390

Alliance Growth Portfolio (3/97)	2002	1.568	1.030	1,016,916
	2001	1.831	1.568	679,805
	2000	2.265	1.831	501,928
	1999	1.732	2.265	300,983
	1998	1.358	1.732	201,618
	1997	1.000	1.358	25,227

MFS Total Return Portfolio (3/97)	2002	1.598	1.497	1,565,486
	2001	1.617	1.598	387,113
	2000	1.402	1.617	314,686
	1999	1.382	1.402	238,310
	1998	1.252	1.382	114,873
	1997	1.000	1.252	23,942

Putnam Diversified Income Portfolio (10/96)	2002	1.095	1.146	207,068
	2001	1.063	1.095	199,181
	2000	1.079	1.063	174,538

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (continued)	1999	1.080	1.079	139,658
	1998	1.085	1.080	89,751
	1997	1.000	1.085	2,136

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.947	0.630	54,158
	2001	1.000	0.947	4,297

Smith Barney High Income Portfolio (10/96)	2002	1.022	0.977	90,083
	2001	1.074	1.022	95,509
	2000	1.181	1.074	25,916
	1999	1.165	1.181	19,237
	1998	1.173	1.165	14,828
	1997	1.000	1.173	2,552

Smith Barney International All Cap Growth Portfolio (3/97)	2002	0.924	0.679	281,821
	2001	1.358	0.924	200,689
	2000	1.803	1.358	138,505
	1999	1.087	1.803	92,095
	1998	1.033	1.087	54,366
	1997	1.000	1.033	4,658

Smith Barney Large Cap Value Portfolio (3/97)	2002	1.444	1.065	249,688
	2001	1.591	1.444	201,867
	2000	1.423	1.591	159,017
	1999	1.438	1.423	107,554
	1998	1.324	1.438	81,366
	1997	1.000	1.324	9,074

Smith Barney Large Capitalization Growth Portfolio (8/98)	2002	1.350	1.004	266,392
	2001	1.561	1.350	211,516
	2000	1.697	1.561	142,591
	1999	1.312	1.697	51,499
	1998	1.000	1.312	—

Smith Barney Money Market Portfolio (3/97)	2002	1.212	1.213	522,225
	2001	1.182	1.212	424,446
	2000	1.128	1.182	353,131
	1999	1.089	1.128	152,444
	1998	1.048	1.089	371,996
	1997	1.000	1.048	24,063

CONDENSED FINANCIAL INFORMATION
1.15 M&E = 1.15% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (7/03)	2002	0.816	0.543	18,844
	2001	1.000	0.816	4,565

Enterprise Portfolio — Class II Shares (5/01)	2002	0.910	0.633	40,595
	2001	1.000	0.910	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (7/03)	2002	0.947	0.696	42,437
	2001	1.000	0.947	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (4/03)	2002	0.948	0.847	1,049,634
	2001	1.000	0.948	—

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (9/01)	2002	0.845	0.772	—
	2001	1.000	0.845	—

Mid Cap Portfolio — Service Class 2 (7/01)	2002	1.030	0.916	15,143
	2001	1.000	1.030	—

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

Notes (continued)

Travelers Series Fund: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

Travelers Series Fund Inc: Smith Barney Money Market Portfolio is no longer available to new contract owners

On July 12, 2002, The Travelers Series Trust: U.S. Government Securities Portfolio was substituted for the Franklin Templeton Variable Insurance Product Trust: Templeton Global Income Securities Portfolio, which is no longer available as a funding option.

GOLDTRACK

GOLDTRACK SELECT

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-12549S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                           THE TRAVELERS SEPARATE ACCOUNT QP
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                        CAPITAL
                                     APPRECIATION       DREYFUS STOCK       HIGH YIELD           MANAGED
                                         FUND            INDEX FUND         BOND TRUST        ASSETS TRUST
                                     ------------       -------------       -----------        -----------
ASSETS:
  Investments at market value:        $59,107,281        $18,995,402        $ 4,738,579        $33,018,977

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ...........         59,107,281         18,995,402          4,738,579         33,018,977
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges ........              5,463              1,821                453              3,072
    Administrative fees ......                 28                 24                  1                  7
                                      -----------        -----------        -----------        -----------

      Total Liabilities ......              5,491              1,845                454              3,079
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $59,101,790        $18,993,557        $ 4,738,125        $33,015,898
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -1-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            AIM V.I.          CITISTREET           CITISTREET
                                      MONEY MARKET       PREMIER EQUITY     DIVERSIFIED BOND  INTERNATIONAL STOCK
                                        PORTFOLIO        FUND - SERIES I     FUND - CLASS I       FUND - CLASS I
                                      ------------       ---------------    ----------------  -------------------
ASSETS:
  Investments at market value:        $ 15,391,161        $    323,905        $106,464,169        $ 64,898,868

  Receivables:
    Dividends ................               5,441                  --                  --                  --
                                      ------------        ------------        ------------        ------------

      Total Assets ...........          15,396,602             323,905         106,464,169          64,898,868
                                      ------------        ------------        ------------        ------------

LIABILITIES:
  Payables:
    Insurance charges ........               1,324                  26              10,166               6,102
    Administrative fees ......                  --                  --                   3                   1
                                      ------------        ------------        ------------        ------------

      Total Liabilities ......               1,324                  26              10,169               6,103
                                      ------------        ------------        ------------        ------------

NET ASSETS:                           $ 15,395,278        $    323,879        $106,454,000        $ 64,892,765
                                      ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -2-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

  CITISTREET LARGE   CITISTREET SMALL    CREDIT SUISSE                         VIP SMALL CAP       APPRECIATION
   COMPANY STOCK      COMPANY STOCK         EMERGING      VIP REIT SERIES -    VALUE SERIES -      PORTFOLIO -
   FUND - CLASS I     FUND - CLASS I   MARKETS PORTFOLIO   STANDARD CLASS      STANDARD CLASS     INITIAL SHARES
  ----------------   ----------------  -----------------  -----------------    --------------     --------------
    $81,797,901        $38,100,081        $   888,925        $ 1,748,103        $ 3,054,365        $15,934,480

             --                 --                 --                 --                 --                 --
    -----------        -----------        -----------        -----------        -----------        -----------

     81,797,901         38,100,081            888,925          1,748,103          3,054,365         15,934,480
    -----------        -----------        -----------        -----------        -----------        -----------

          7,744              3,577                 85                153                276              1,508
              3                  2                 --                 --                 --                  2
    -----------        -----------        -----------        -----------        -----------        -----------

          7,747              3,579                 85                153                276              1,510
    -----------        -----------        -----------        -----------        -----------        -----------

    $81,790,154        $38,096,502        $   888,840        $ 1,747,950        $ 3,054,089        $15,932,970
    ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -3-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       SMALL CAP      TEMPLETON GLOBAL      TEMPLETON
                                      PORTFOLIO -     ASSET ALLOCATION   GROWTH SECURITIES     APPRECIATION
                                     INITIAL SHARES    FUND - CLASS 1      FUND - CLASS 1       PORTFOLIO
                                     --------------   ----------------   -----------------     ------------
ASSETS:
  Investments at market value:        $11,350,680        $ 6,472,593        $16,229,784        $   351,124

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ...........         11,350,680          6,472,593         16,229,784            351,124
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges ........              1,042                620              1,503                 32
    Administrative fees ......                  3                  7                 11                 --
                                      -----------        -----------        -----------        -----------

      Total Liabilities ......              1,045                627              1,514                 32
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $11,349,635        $ 6,471,966        $16,228,270        $   351,092
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -4-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                         TOTAL RETURN
    EQUITY INDEX                           AGGRESSIVE                                 WORLDWIDE           PORTFOLIO -
     PORTFOLIO -        FUNDAMENTAL    GROWTH PORTFOLIO -   BALANCED PORTFOLIO -  GROWTH PORTFOLIO -    ADMINISTRATIVE
   CLASS II SHARES    VALUE PORTFOLIO    SERVICE SHARES        SERVICE SHARES       SERVICE SHARES           CLASS
   ---------------    ---------------  ------------------   --------------------  ------------------    --------------
     $12,901,332        $ 2,417,005        $   468,797          $ 2,485,196          $ 1,184,936          $ 3,148,221

              --                 --                 --                   --                   --                   --
     -----------        -----------        -----------          -----------          -----------          -----------

      12,901,332          2,417,005            468,797            2,485,196            1,184,936            3,148,221
     -----------        -----------        -----------          -----------          -----------          -----------

           1,216                223                 34                  193                   89                  252
               2                 --                  1                   --                   --                   --
     -----------        -----------        -----------          -----------          -----------          -----------

           1,218                223                 35                  193                   89                  252
     -----------        -----------        -----------          -----------          -----------          -----------

     $12,900,114        $ 2,416,782        $   468,762          $ 2,485,003          $ 1,184,847          $ 3,147,969
     ===========        ===========        ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                                      -5-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                      PUTNAM VT         PUTNAM VT
                                    INTERNATIONAL       SMALL CAP         PUTNAM VT
                                    GROWTH FUND -      VALUE FUND -    VOYAGER II FUND -  CAPITAL FUND -
                                   CLASS IB SHARES    CLASS IB SHARES   CLASS IB SHARES      CLASS I
                                   ---------------    ---------------  -----------------  --------------
ASSETS:
  Investments at market value:        $1,014,460        $1,358,951        $   93,664        $6,512,491

  Receivables:
    Dividends ................                --                --                --                --
                                      ----------        ----------        ----------        ----------

      Total Assets ...........         1,014,460         1,358,951            93,664         6,512,491
                                      ----------        ----------        ----------        ----------

LIABILITIES:
  Payables:
    Insurance charges ........                77               106                 8               575
    Administrative fees ......                --                --                --                 1
                                      ----------        ----------        ----------        ----------

      Total Liabilities ......                77               106                 8               576
                                      ----------        ----------        ----------        ----------

NET ASSETS:                           $1,014,383        $1,358,845        $   93,656        $6,511,915
                                      ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                                      -6-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                            SMITH BARNEY
                        SMALL CAP                         SMITH BARNEY   PREMIER SELECTIONS   STRONG MULTI
  INVESTORS FUND -    GROWTH FUND -     TOTAL RETURN        LARGE CAP      ALL CAP GROWTH      CAP VALUE
       CLASS I           CLASS I       FUND - CLASS I    CORE PORTFOLIO      PORTFOLIO          FUND II
  ----------------    -------------    --------------    --------------  ------------------   ------------
     $2,346,741        $  455,584        $  599,693        $  115,010        $   44,304        $  793,701

             --                --                --                --                --                --
     ----------        ----------        ----------        ----------        ----------        ----------

      2,346,741           455,584           599,693           115,010            44,304           793,701
     ----------        ----------        ----------        ----------        ----------        ----------

            209                33                60                12                 4                70
              1                --                 1                --                --                --
     ----------        ----------        ----------        ----------        ----------        ----------

            210                33                61                12                 4                70
     ----------        ----------        ----------        ----------        ----------        ----------

     $2,346,531        $  455,551        $  599,632        $  114,998        $   44,300        $  793,631
     ==========        ==========        ==========        ==========        ==========        ==========

                       See Notes to Financial Statements

                                      -7-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                      CONVERTIBLE        DISCIPLINED
                                      SECURITIES           MID CAP         EQUITY INCOME      FEDERATED HIGH
                                       PORTFOLIO       STOCK PORTFOLIO       PORTFOLIO       YIELD PORTFOLIO
                                      -----------      ---------------     -------------     ---------------
ASSETS:
  Investments at market value:        $   137,452        $ 5,557,098        $16,927,431        $   250,424

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ...........            137,452          5,557,098         16,927,431            250,424
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 13                481              1,625                 25
    Administrative fees ......                 --                  1                  3                 --
                                      -----------        -----------        -----------        -----------

      Total Liabilities ......                 13                482              1,628                 25
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $   137,439        $ 5,556,616        $16,925,803        $   250,399
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -8-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

  FEDERATED STOCK       LARGE CAP    LAZARD INTERNATIONAL     MFS EMERGING        MFS MID CAP       MFS RESEARCH
     PORTFOLIO          PORTFOLIO       STOCK PORTFOLIO     GROWTH PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO
  ---------------      -----------   --------------------   ----------------   ----------------     ------------
    $ 3,281,261        $13,622,958        $ 1,608,064         $    43,114        $ 4,116,661        $ 1,059,592

             --                 --                 --                  --                 --                 --
    -----------        -----------        -----------         -----------        -----------        -----------

      3,281,261         13,622,958          1,608,064              43,114          4,116,661          1,059,592
    -----------        -----------        -----------         -----------        -----------        -----------

            302              1,283                153                   4                393                 97
             --                  1                  1                  --                  1                 --
    -----------        -----------        -----------         -----------        -----------        -----------

            302              1,284                154                   4                394                 97
    -----------        -----------        -----------         -----------        -----------        -----------

    $ 3,280,959        $13,621,674        $ 1,607,910         $    43,110        $ 4,116,267        $ 1,059,495
    ===========        ===========        ===========         ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -9-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                    SOCIAL AWARENESS  TRAVELERS QUALITY     U.S. GOVERNMENT
                                    STOCK PORTFOLIO    BOND PORTFOLIO    SECURITIES PORTFOLIO  UTILITIES PORTFOLIO
                                    ----------------  -----------------  --------------------  -------------------
ASSETS:
  Investments at market value:        $ 8,298,524        $ 6,047,696         $11,350,004           $ 2,639,242

  Receivables:
    Dividends ................                 --                 --                  --                    --
                                      -----------        -----------         -----------           -----------

      Total Assets ...........          8,298,524          6,047,696          11,350,004             2,639,242
                                      -----------        -----------         -----------           -----------

LIABILITIES:
  Payables:
    Insurance charges ........                809                577               1,073                   250
    Administrative fees ......                  6                  3                   4                     1
                                      -----------        -----------         -----------           -----------

      Total Liabilities ......                815                580               1,077                   251
                                      -----------        -----------         -----------           -----------

NET ASSETS:                           $ 8,297,709        $ 6,047,116         $11,348,927           $ 2,638,991
                                      ===========        ===========         ===========           ===========

                       See Notes to Financial Statements

                                      -10-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

     AIM CAPITAL         ALLIANCE                                               SMITH BARNEY        SMITH BARNEY
    APPRECIATION          GROWTH            MFS TOTAL     PUTNAM DIVERSIFIED     AGGRESSIVE         HIGH INCOME
      PORTFOLIO          PORTFOLIO      RETURN PORTFOLIO   INCOME PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO
    ------------        -----------     ----------------  ------------------   ----------------     ------------
     $ 1,533,607        $34,914,674        $18,719,221        $ 1,755,835        $ 3,272,325        $ 1,122,992

              --                 --                 --                 --                 --                 --
     -----------        -----------        -----------        -----------        -----------        -----------

       1,533,607         34,914,674         18,719,221          1,755,835          3,272,325          1,122,992
     -----------        -----------        -----------        -----------        -----------        -----------

             142              3,210              1,748                174                289                110
              --                  4                  8                  1                 --                  1
     -----------        -----------        -----------        -----------        -----------        -----------

             142              3,214              1,756                175                289                111
     -----------        -----------        -----------        -----------        -----------        -----------

     $ 1,533,465        $34,911,460        $18,717,465        $ 1,755,660        $ 3,272,036        $ 1,122,881
     ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -11-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     SMITH BARNEY
                                  INTERNATIONAL ALL    SMITH BARNEY       SMITH BARNEY      SMITH BARNEY
                                      CAP GROWTH        LARGE CAP     LARGE CAPITALIZATION  MONEY MARKET
                                       PORTFOLIO     VALUE PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO
                                  -----------------  ---------------  --------------------  ------------
ASSETS:
  Investments at market value:        $3,811,109        $6,207,241         $4,414,198        $5,874,830

  Receivables:
    Dividends ................                --                --                 --             1,867
                                      ----------        ----------         ----------        ----------

      Total Assets ...........         3,811,109         6,207,241          4,414,198         5,876,697
                                      ----------        ----------         ----------        ----------

LIABILITIES:
  Payables:
    Insurance charges ........               361               520                424               603
    Administrative fees ......                 1                 3                  1                11
                                      ----------        ----------         ----------        ----------

      Total Liabilities ......               362               523                425               614
                                      ----------        ----------         ----------        ----------

NET ASSETS:                           $3,810,747        $6,206,718         $4,413,773        $5,876,083
                                      ==========        ==========         ==========        ==========

                       See Notes to Financial Statements

                                      -12-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          SMITH BARNEY
                                            SMALL CAP
       EMERGING         ENTERPRISE           GROWTH          EQUITY INCOME         GROWTH           HIGH INCOME
  GROWTH PORTFOLIO -    PORTFOLIO -       OPPORTUNITIES       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
   CLASS II SHARES    CLASS II SHARES       PORTFOLIO        INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
  ------------------  ---------------     -------------      -------------      -------------      -------------
     $   243,484        $    61,295        $   237,257        $20,061,242        $30,329,209        $ 2,145,182

              --                 --                 --                 --                 --                 --
     -----------        -----------        -----------        -----------        -----------        -----------

         243,484             61,295            237,257         20,061,242         30,329,209          2,145,182
     -----------        -----------        -----------        -----------        -----------        -----------

              22                  6                 19              1,858              2,790                204
              --                 --                 --                 17                 14                  2
     -----------        -----------        -----------        -----------        -----------        -----------

              22                  6                 19              1,875              2,804                206
     -----------        -----------        -----------        -----------        -----------        -----------

     $   243,462        $    61,289        $   237,238        $20,059,367        $30,326,405        $ 2,144,976
     ===========        ===========        ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -13-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                          DYNAMIC CAPITAL
                                     ASSET MANAGER       CONTRAFUND(R)     APPRECIATION          MID CAP
                                      PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                     INITIAL CLASS     SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2
                                     -------------     ---------------    ---------------    ---------------
ASSETS:
  Investments at market value:        $11,867,006        $ 3,676,970        $   109,731        $ 1,303,608

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Assets ...........         11,867,006          3,676,970            109,731          1,303,608
                                      -----------        -----------        -----------        -----------

LIABILITIES:
  Payables:
    Insurance charges ........              1,099                308                 10                108
    Administrative fees ......                  6                 --                 --                 --
                                      -----------        -----------        -----------        -----------

      Total Liabilities ......              1,105                308                 10                108
                                      -----------        -----------        -----------        -----------

NET ASSETS:                           $11,865,901        $ 3,676,662        $   109,721        $ 1,303,500
                                      ===========        ===========        ===========        ===========

                       See Notes to Financial Statements

                                      -14-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

          COMBINED
       -------------

       $ 741,407,001

               7,308
       -------------

         741,414,309
       -------------

              69,218
                 188
       -------------

              69,406
       -------------

       $ 741,344,903
       =============

                       See Notes to Financial Statements

                                      -15-

                       This page intentionally left blank

                                      -16-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   CAPITAL APPRECIATION     DREYFUS STOCK         HIGH YIELD         MANAGED ASSETS
                                                           FUND              INDEX FUND           BOND TRUST             TRUST
                                                   --------------------     -------------        ------------        --------------
INVESTMENT INCOME:
  Dividends ...................................        $  1,076,426         $    291,949         $    695,456         $  2,182,412
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................             572,174              189,807               38,959              287,622
  Administrative fees .........................               2,812                2,329                   97                  657
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................             574,986              192,136               39,056              288,279
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............             501,440               99,813              656,400            1,894,133
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --              211,358
    Realized gain (loss) on sale of investments          (7,319,523)          (1,182,345)             (60,487)          (1,022,288)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................          (7,319,523)          (1,182,345)             (60,487)            (810,930)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................         (14,160,214)          (4,686,277)            (446,555)          (4,510,301)
                                                       ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $(20,978,297)        $ (5,768,809)        $    149,358         $ (3,427,098)
                                                       ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -17-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                     CITISTREET
                                                                             AIM V.I.           CITISTREET         INTERNATIONAL
                                                       MONEY MARKET      PREMIER EQUITY       DIVERSIFIED BOND      STOCK FUND -
                                                         PORTFOLIO       FUND - SERIES I       FUND - CLASS I         CLASS I
                                                       ------------      ---------------      ----------------     -------------
INVESTMENT INCOME:
  Dividends ...................................        $    169,304        $      1,278         $  4,298,816        $    427,840
                                                       ------------        ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              98,218               1,955              881,078             584,748
  Administrative fees .........................                  29                  18                  235                  97
                                                       ------------        ------------         ------------        ------------

    Total expenses ............................              98,247               1,973              881,313             584,845
                                                       ------------        ------------         ------------        ------------

      Net investment income (loss) ............              71,057                (695)           3,417,503            (157,005)
                                                       ------------        ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                   --           2,328,194
    Realized gain (loss) on sale of investments                  --             (12,182)             371,022          (3,367,801)
                                                       ------------        ------------         ------------        ------------

      Realized gain (loss) ....................                  --             (12,182)             371,022          (1,039,607)
                                                       ------------        ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                  --             (83,685)           4,150,698         (16,626,630)
                                                       ------------        ------------         ------------        ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $     71,057        $    (96,562)        $  7,939,223        $(17,823,242)
                                                       ============        ============         ============        ============

                       See Notes to Financial Statements

                                      -18-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

     CITISTREET                                                                          VIP SMALL
    LARGE COMPANY      CITISTREET SMALL       CREDIT SUISSE          VIP REIT            CAP VALUE           APPRECIATION
    STOCK FUND -        COMPANY STOCK       EMERGING MARKETS         SERIES -             SERIES -           PORTFOLIO -
       CLASS I          FUND - CLASS I          PORTFOLIO         STANDARD CLASS       STANDARD CLASS       INITIAL SHARES
    ------------       ----------------     ----------------      --------------       --------------       --------------
    $    573,520         $    228,677         $      1,846         $     20,413         $     10,601         $    200,928
    ------------         ------------         ------------         ------------         ------------         ------------

         738,272              369,229                8,804                9,783               20,715              160,940
             325                  144                    4                   24                   17                  164
    ------------         ------------         ------------         ------------         ------------         ------------

         738,597              369,373                8,808                9,807               20,732              161,104
    ------------         ------------         ------------         ------------         ------------         ------------

        (165,077)            (140,696)              (6,962)              10,606              (10,131)              39,824
    ------------         ------------         ------------         ------------         ------------         ------------

              --              210,262                   --               12,685               24,260                   --
      (1,950,947)          (1,155,983)             (73,960)               3,314               38,219             (640,168)
    ------------         ------------         ------------         ------------         ------------         ------------

      (1,950,947)            (945,721)             (73,960)              15,999               62,479             (640,168)
    ------------         ------------         ------------         ------------         ------------         ------------

     (21,027,516)         (10,987,036)             (58,068)             (28,125)            (321,291)          (3,017,847)
    ------------         ------------         ------------         ------------         ------------         ------------

    $(23,143,540)        $(12,073,453)        $   (138,990)        $     (1,520)        $   (268,943)        $ (3,618,191)
    ============         ============         ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -19-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        SMALL CAP       TEMPLETON GLOBAL     TEMPLETON GLOBAL    TEMPLETON GROWTH
                                                       PORTFOLIO -      ASSET ALLOCATION    INCOME SECURITIES   SECURITIES FUND -
                                                     INITIAL SHARES      FUND - CLASS 1       FUND - CLASS 1         CLASS 1
                                                     --------------     ----------------    -----------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................        $     5,255         $   137,800         $     5,827         $   459,417
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             98,887              61,088               2,138             162,726
  Administrative fees .........................                191                 708                  10               1,068
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             99,078              61,796               2,148             163,794
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (93,823)             76,004               3,679             295,623
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --             421,841
    Realized gain (loss) on sale of investments           (444,409)           (312,157)             47,949            (820,453)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................           (444,409)           (312,157)             47,949            (398,612)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................         (2,168,662)           (128,452)             (8,669)         (3,848,973)
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $(2,706,894)        $  (364,605)        $    42,959         $(3,951,962)
                                                       ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -20-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                        EQUITY INDEX                          AGGRESSIVE GROWTH      BALANCED           WORLDWIDE
    APPRECIATION        PORTFOLIO -      FUNDAMENTAL VALUE  PORTFOLIO - SERVICE     PORTFOLIO -      GROWTH PORTFOLIO -
      PORTFOLIO       CLASS II SHARES        PORTFOLIO            SHARES           SERVICE SHARES      SERVICE SHARES
    ------------      ---------------    -----------------  -------------------    --------------    ------------------
    $     4,486         $   250,248         $    27,218         $        --         $    45,083         $     7,301
    -----------         -----------         -----------         -----------         -----------         -----------

          1,449             101,697              14,721               2,286              12,854               6,876
              6                 135                  12                  10                  21                  10
    -----------         -----------         -----------         -----------         -----------         -----------

          1,455             101,832              14,733               2,296              12,875               6,886
    -----------         -----------         -----------         -----------         -----------         -----------

          3,031             148,416              12,485              (2,296)             32,208                 415
    -----------         -----------         -----------         -----------         -----------         -----------

             --                  --              39,554                  --                  --                  --
         (9,469)           (237,574)            (18,068)             (1,425)             (5,598)            (12,774)
    -----------         -----------         -----------         -----------         -----------         -----------

         (9,469)           (237,574)             21,486              (1,425)             (5,598)            (12,774)
    -----------         -----------         -----------         -----------         -----------         -----------

        (31,179)         (3,153,356)           (515,061)           (106,307)           (174,863)           (306,352)
    -----------         -----------         -----------         -----------         -----------         -----------

    $   (37,617)        $(3,242,514)        $  (481,090)        $  (110,028)        $  (148,253)        $  (318,711)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -21-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       TOTAL RETURN      PUTNAM VT          PUTNAM VT
                                                                        PORTFOLIO -     INTERNATIONAL       SMALL CAP
                                                                      ADMINISTRATIVE    GROWTH FUND -      VALUE FUND -
                                                   EQUITY PORTFOLIO        CLASS       CLASS IB SHARES   CLASS IB SHARES
                                                   ----------------   --------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................        $  12,073         $  68,888        $   3,797         $   1,087
                                                       ---------         ---------        ---------         ---------

EXPENSES:
  Insurance charges ...........................            6,934            12,578            4,785             7,047
  Administrative fees .........................               --                28                6                11
                                                       ---------         ---------        ---------         ---------

    Total expenses ............................            6,934            12,606            4,791             7,058
                                                       ---------         ---------        ---------         ---------

      Net investment income (loss) ............            5,139            56,282             (994)           (5,971)
                                                       ---------         ---------        ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           10,775            36,583               --             5,319
    Realized gain (loss) on sale of investments         (454,120)            2,266          (73,219)          (36,490)
                                                       ---------         ---------        ---------         ---------

      Realized gain (loss) ....................         (443,345)           38,849          (73,219)          (31,171)
                                                       ---------         ---------        ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          174,306            55,976          (69,819)         (265,740)
                                                       ---------         ---------        ---------         ---------

  Net increase (decrease) in net assets
    resulting from operations .................        $(263,900)        $ 151,107        $(144,032)        $(302,882)
                                                       =========         =========        =========         =========

                       See Notes to Financial Statements

                                      -22-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

     PUTNAM VT
     VOYAGER II                                                  SMALL CAP                             SMITH BARNEY
    FUND - CLASS       CAPITAL FUND -     INVESTORS FUND -     GROWTH FUND -        TOTAL RETURN         LARGE CAP
     IB SHARES            CLASS I             CLASS I             CLASS I          FUND - CLASS I     CORE PORTFOLIO
    ------------       --------------     ----------------     -------------       --------------     --------------
    $        --         $    32,182         $    31,143         $        --         $     9,019         $       716
    -----------         -----------         -----------         -----------         -----------         -----------

            495              52,638              19,705               2,454               5,074                 685
              8                  71                  78                  --                  40                  16
    -----------         -----------         -----------         -----------         -----------         -----------

            503              52,709              19,783               2,454               5,114                 701
    -----------         -----------         -----------         -----------         -----------         -----------

           (503)            (20,527)             11,360              (2,454)              3,905                  15
    -----------         -----------         -----------         -----------         -----------         -----------

             --                  --                  --                  --                  --                  --
         (1,528)            (99,486)            (60,515)            (19,608)             (4,610)             (1,893)
    -----------         -----------         -----------         -----------         -----------         -----------

         (1,528)            (99,486)            (60,515)            (19,608)             (4,610)             (1,893)
    -----------         -----------         -----------         -----------         -----------         -----------

        (22,643)         (1,846,251)           (617,198)           (153,741)            (48,290)            (16,087)
    -----------         -----------         -----------         -----------         -----------         -----------

    $   (24,674)        $(1,966,264)        $  (666,353)        $  (175,803)        $   (48,995)        $   (17,965)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -23-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                    SMITH BARNEY
                                                  PREMIER SELECTIONS    STRONG MULTI       MONTGOMERY       CONVERTIBLE
                                                    ALL CAP GROWTH       CAP VALUE      VARIABLE SERIES:     SECURITIES
                                                       PORTFOLIO          FUND II         GROWTH FUND        PORTFOLIO
                                                  ------------------    ------------    ----------------    -----------
INVESTMENT INCOME:
  Dividends ...................................        $      29         $   4,230         $      --         $  14,494
                                                       ---------         ---------         ---------         ---------

EXPENSES:
  Insurance charges ...........................              372             5,545             1,393             2,056
  Administrative fees .........................                5                 4                --                 3
                                                       ---------         ---------         ---------         ---------

    Total expenses ............................              377             5,549             1,393             2,059
                                                       ---------         ---------         ---------         ---------

      Net investment income (loss) ............             (348)           (1,319)           (1,393)           12,435
                                                       ---------         ---------         ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --            51,202                --             1,763
    Realized gain (loss) on sale of investments           (2,555)          (16,471)         (215,624)          (35,238)
                                                       ---------         ---------         ---------         ---------

      Realized gain (loss) ....................           (2,555)           34,731          (215,624)          (33,475)
                                                       ---------         ---------         ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................          (12,330)         (242,605)          143,843            (8,035)
                                                       ---------         ---------         ---------         ---------

  Net increase (decrease) in net assets
    resulting from operations .................        $ (15,233)        $(209,193)        $ (73,174)        $ (29,075)
                                                       =========         =========         =========         =========

                       See Notes to Financial Statements

                                      -24-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

   DISCIPLINED MID                                                                                        LAZARD
      CAP STOCK        EQUITY INCOME       FEDERATED HIGH        FEDERATED           LARGE CAP         INTERNATIONAL
      PORTFOLIO          PORTFOLIO        YIELD PORTFOLIO     STOCK PORTFOLIO        PORTFOLIO        STOCK PORTFOLIO
   ---------------     -------------      ---------------     ---------------       -----------       ---------------
    $    31,781         $   197,480         $    46,891         $    96,915         $    76,783         $    37,773
    -----------         -----------         -----------         -----------         -----------         -----------

         39,438             147,408               2,684              27,683             135,238              15,276
            101                 211                  11                  16                  84                  20
    -----------         -----------         -----------         -----------         -----------         -----------

         39,539             147,619               2,695              27,699             135,322              15,296
    -----------         -----------         -----------         -----------         -----------         -----------

         (7,758)             49,861              44,196              69,216             (58,539)             22,477
    -----------         -----------         -----------         -----------         -----------         -----------

          5,874                  --                  --                  --                  --                  --
        (98,050)           (293,589)            (26,935)            (57,647)           (934,416)           (153,359)
    -----------         -----------         -----------         -----------         -----------         -----------

        (92,176)           (293,589)            (26,935)            (57,647)           (934,416)           (153,359)
    -----------         -----------         -----------         -----------         -----------         -----------

       (775,772)         (2,560,520)            (13,561)           (747,028)         (3,296,122)           (130,545)
    -----------         -----------         -----------         -----------         -----------         -----------

    $  (875,706)        $(2,804,248)        $     3,700         $  (735,459)        $(4,289,077)        $  (261,427)
    ===========         ===========         ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -25-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                            MFS MID
                                                      MFS EMERGING         CAP GROWTH         MFS RESEARCH      SOCIAL AWARENESS
                                                    GROWTH PORTFOLIO        PORTFOLIO           PORTFOLIO        STOCK PORTFOLIO
                                                    ----------------       -----------        ------------      ----------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $        --         $     7,492         $    85,057
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................                253              43,511              10,921              84,729
  Administrative fees .........................                  9                  85                  17                 540
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................                262              43,596              10,938              85,269
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............               (262)            (43,596)             (3,446)               (212)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (1,108)           (653,428)           (207,149)           (441,303)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................             (1,108)           (653,428)           (207,149)           (441,303)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             (9,791)         (2,962,695)           (198,173)         (2,424,110)
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $   (11,161)        $(3,659,719)        $  (408,768)        $(2,865,625)
                                                       ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -26-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   AIM CAPITAL           ALLIANCE
  TRAVELERS QUALITY    U.S. GOVERNMENT        UTILITIES           APPRECIATION            GROWTH             MFS TOTAL
   BOND PORTFOLIO    SECURITIES PORTFOLIO     PORTFOLIO             PORTFOLIO           PORTFOLIO         RETURN PORTFOLIO
  -----------------  --------------------    ------------         ------------         ------------       ----------------
    $    428,141         $    667,207        $    218,347         $         --         $    251,936         $  1,091,042
    ------------         ------------        ------------         ------------         ------------         ------------

          47,339               71,964              27,006                6,536              356,392              131,046
             261                  329                  66                    3                  375                  620
    ------------         ------------        ------------         ------------         ------------         ------------

          47,600               72,293              27,072                6,539              356,767              131,666
    ------------         ------------        ------------         ------------         ------------         ------------

         380,541              594,914             191,275               (6,539)            (104,831)             959,376
    ------------         ------------        ------------         ------------         ------------         ------------

          84,381               73,510                  --                   --                   --              636,790
          22,654              102,407            (420,824)              (5,453)          (4,665,600)             (88,012)
    ------------         ------------        ------------         ------------         ------------         ------------

         107,035              175,917            (420,824)              (5,453)          (4,665,600)             548,778
    ------------         ------------        ------------         ------------         ------------         ------------

        (207,071)             229,691            (991,544)             (79,054)         (14,267,164)          (2,558,801)
    ------------         ------------        ------------         ------------         ------------         ------------

    $    280,505         $  1,000,522        $ (1,221,093)        $    (91,046)        $(19,037,595)        $ (1,050,647)
    ============         ============        ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -27-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         PUTNAM                                                   SMITH BARNEY
                                                       DIVERSIFIED         SMITH BARNEY        SMITH BARNEY      INTERNATIONAL
                                                         INCOME             AGGRESSIVE         HIGH INCOME          ALL CAP
                                                        PORTFOLIO        GROWTH PORTFOLIO       PORTFOLIO       GROWTH PORTFOLIO
                                                       -----------       ----------------      ------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $   401,739         $        --         $   281,019         $    44,494
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             15,574              19,424              10,986              38,119
  Administrative fees .........................                106                   6                  59                  88
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             15,680              19,430              11,045              38,207
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            386,059             (19,430)            269,974               6,287
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (42,369)            (55,696)           (260,821)         (1,188,611)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (42,369)            (55,696)           (260,821)         (1,188,611)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................           (260,959)           (812,012)            (81,635)           (163,369)
                                                       -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $    82,731         $  (887,138)        $   (72,482)        $(1,345,693)
                                                       ===========         ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -28-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                       SMITH BARNEY
   SMITH BARNEY         SMITH BARNEY        SMITH BARNEY     EMERGING GROWTH        ENTERPRISE       SMALL CAP GROWTH
     LARGE CAP      LARGE CAPITALIZATION    MONEY MARKET       PORTFOLIO -         PORTFOLIO -        OPPORTUNITIES
  VALUE PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO       CLASS II SHARES     CLASS II SHARES        PORTFOLIO
  ---------------   --------------------    ------------     ---------------     ---------------     ----------------
    $   286,358         $    18,359         $    67,231        $        49         $        36         $        --
    -----------         -----------         -----------        -----------         -----------         -----------

         54,688              44,618              50,218              1,409                 682                 781
            304                  38                 839                 14                   3                   3
    -----------         -----------         -----------        -----------         -----------         -----------

         54,992              44,656              51,057              1,423                 685                 784
    -----------         -----------         -----------        -----------         -----------         -----------

        231,366             (26,297)             16,174             (1,374)               (649)               (784)
    -----------         -----------         -----------        -----------         -----------         -----------

             --                  --                  --                 --                  --                  --
       (296,505)           (253,938)                 --            (13,298)             (8,021)               (602)
    -----------         -----------         -----------        -----------         -----------         -----------

       (296,505)           (253,938)                 --            (13,298)             (8,021)               (602)
    -----------         -----------         -----------        -----------         -----------         -----------

     (2,011,058)         (1,263,950)                 --            (54,946)            (17,783)            (32,267)
    -----------         -----------         -----------        -----------         -----------         -----------

    $(2,076,197)        $(1,544,185)        $    16,174        $   (69,618)        $   (26,453)        $   (33,653)
    ===========         ===========         ===========        ===========         ===========         ===========

                       See Notes to Financial Statements

                                      -29-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      EQUITY INCOME                              HIGH INCOME         ASSET MANAGER
                                                       PORTFOLIO -       GROWTH PORTFOLIO -      PORTFOLIO -          PORTFOLIO -
                                                      INITIAL CLASS        INITIAL CLASS        INITIAL CLASS        INITIAL CLASS
                                                      -------------      ------------------     -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................        $    423,879         $     98,801         $    244,292         $    546,494
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................             201,770              319,033               18,704              111,009
  Administrative fees .........................               1,629                1,391                  109                  613
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................             203,399              320,424               18,813              111,622
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............             220,480             (221,623)             225,479              434,872
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             576,947                   --                   --                   --
    Realized gain (loss) on sale of investments            (872,688)          (4,219,485)            (278,438)            (617,673)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................            (295,741)          (4,219,485)            (278,438)            (617,673)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................          (4,606,827)          (9,815,683)             101,220           (1,211,200)
                                                       ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $ (4,682,088)        $(14,256,791)        $     48,261         $ (1,394,001)
                                                       ============         ============         ============         ============

                       See Notes to Financial Statements

                                      -30-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                        DYNAMIC CAPITAL
    CONTRAFUND(R)         APPRECIATION             MID CAP
     PORTFOLIO -          PORTFOLIO -            PORTFOLIO -
   SERVICE CLASS 2      SERVICE CLASS 2        SERVICE CLASS 2           COMBINED
   ---------------      ---------------        ---------------        -------------
    $      10,634         $         192         $       2,972         $  16,963,153
    -------------         -------------         -------------         -------------

           13,602                   568                 5,875             6,603,271
               15                     7                    15                17,380
    -------------         -------------         -------------         -------------

           13,617                   575                 5,890             6,620,651
    -------------         -------------         -------------         -------------

           (2,983)                 (383)               (2,918)           10,342,502
    -------------         -------------         -------------         -------------

               --                    --                    --             4,731,298
          (18,225)               (6,737)              (10,163)          (35,271,280)
    -------------         -------------         -------------         -------------

          (18,225)               (6,737)              (10,163)          (30,539,982)
    -------------         -------------         -------------         -------------

         (239,387)               (7,081)              (88,860)         (136,731,392)
    -------------         -------------         -------------         -------------

    $    (260,595)        $     (14,201)        $    (101,941)        $(156,928,872)
    =============         =============         =============         =============

                       See Notes to Financial Statements

                                      -31-

                       This page intentionally left blank

                                      -32-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                          CAPITAL APPRECIATION              DREYFUS STOCK                     HIGH YIELD
                                                 FUND                         INDEX FUND                      BOND TRUST
                                    ------------------------------   ------------------------------  ------------------------------
                                         2002             2001            2002             2001           2002             2001
                                    -------------    -------------   -------------    -------------  -------------    -------------
OPERATIONS:
  Net investment income (loss) .... $     501,440    $    (357,392)  $      99,813    $      52,805  $     656,400    $     199,292
  Realized gain (loss) ............    (7,319,523)      (6,550,019)     (1,182,345)        (573,695)       (60,487)          (2,434)
  Change in unrealized gain
    (loss) on investments .........   (14,160,214)     (23,565,139)     (4,686,277)      (3,263,199)      (446,555)          76,414
                                    -------------    -------------   -------------    -------------  -------------    -------------

    Net increase (decrease)
      in net assets resulting
      from operations .............   (20,978,297)     (30,472,550)     (5,768,809)      (3,784,089)       149,358          273,272
                                    -------------    -------------   -------------    -------------  -------------    -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...    10,965,463       16,552,494       3,133,438        3,657,248        852,351          855,213
  Participant transfers from
    other funding options .........     6,294,971       14,380,498       2,250,565        4,078,609      1,153,471        1,768,788
  Administrative and asset
    allocation charges                       (525)            (922)           (415)            (440)           (69)             (49)
  Contract surrenders .............    (6,870,054)     (13,482,057)     (2,095,388)      (3,260,603)      (554,181)        (716,854)
  Participant transfers to
    other funding options .........   (11,123,026)     (18,737,800)     (3,444,848)      (5,008,584)      (901,489)        (992,251)
  Other payments to participants ..       (81,151)        (171,903)        (22,360)         (16,328)            --           (2,500)
                                    -------------    -------------   -------------    -------------  -------------    -------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions ......      (814,322)      (1,459,690)       (179,008)        (550,098)       550,083          912,347
                                    -------------    -------------   -------------    -------------  -------------    -------------

      Net increase (decrease)
        in net assets .............   (21,792,619)     (31,932,240)     (5,947,817)      (4,334,187)       699,441        1,185,619

NET ASSETS:
    Beginning of year .............    80,894,409      112,826,649      24,941,374       29,275,561      4,038,684        2,853,065
                                    -------------    -------------   -------------    -------------  -------------    -------------
    End of year ................... $  59,101,790    $  80,894,409   $  18,993,557    $  24,941,374  $   4,738,125    $   4,038,684
                                    =============    =============   =============    =============  =============    =============

                       See Notes to Financial Statements

                                      -33-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                          AIM V.I. PREMIER EQUITY
                                                  MANAGED ASSETS TRUST        MONEY MARKET PORTFOLIO           FUND - SERIES I
                                              ---------------------------  ---------------------------  ---------------------------
                                                  2002           2001          2002           2001          2002           2001
                                              ------------   ------------  ------------   ------------  ------------   ------------
OPERATIONS:
  Net investment income (loss) .............. $  1,894,133   $    648,535  $     71,057   $    195,173  $       (695)  $       (173)
  Realized gain (loss) ......................     (810,930)     1,471,026            --             --       (12,182)         3,271
  Change in unrealized gain (loss)
    on investments ..........................   (4,510,301)    (4,310,088)           --             --       (83,685)        (4,392)
                                              ------------   ------------  ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............   (3,427,098)    (2,190,527)       71,057        195,173       (96,562)        (1,294)
                                              ------------   ------------  ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    5,133,083      7,087,867    15,728,407      3,002,391       183,253         65,790
  Participant transfers from other
    funding options .........................    2,467,660      5,135,200    15,154,520     16,907,865       110,286        140,594
  Administrative and asset allocation charges         (184)          (383)         (486)           (10)          (67)           (31)
  Contract surrenders .......................   (3,634,549)    (4,865,396)   (2,777,609)    (3,114,321)      (37,414)        (2,549)
  Participant transfers to other
    funding options .........................   (3,036,074)    (5,488,038)  (22,662,542)   (10,673,505)      (31,332)        (6,795)
  Other payments to participants ............      (76,911)      (177,040)      (17,202)       (49,083)           --             --
                                              ------------   ------------  ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      853,025      1,692,210     5,425,088      6,073,337       224,726        197,009
                                              ------------   ------------  ------------   ------------  ------------   ------------

      Net increase (decrease) in net assets .   (2,574,073)      (498,317)    5,496,145      6,268,510       128,164        195,715

NET ASSETS:
    Beginning of year .......................   35,589,971     36,088,288     9,899,133      3,630,623       195,715             --
                                              ------------   ------------  ------------   ------------  ------------   ------------
    End of year ............................. $ 33,015,898   $ 35,589,971  $ 15,395,278   $  9,899,133  $    323,879   $    195,715
                                              ============   ============  ============   ============  ============   ============

                       See Notes to Financial Statements

                                      -34-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

    CITISTREET DIVERSIFIED           CITISTREET INTERNATIONAL          CITISTREET LARGE COMPANY        CITISTREET SMALL COMPANY
      BOND FUND - CLASS I              STOCK FUND - CLASS I              STOCK FUND - CLASS I            STOCK FUND - CLASS I
------------------------------    ------------------------------    ------------------------------   ------------------------------
     2002             2001             2002             2001             2002             2001            2002             2001
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------
$   3,417,503    $   2,514,447    $    (157,005)   $     317,400    $    (165,077)   $       5,236   $    (140,696)   $    (429,648)
      371,022          492,031       (1,039,607)       9,647,900       (1,950,947)       3,194,009        (945,721)      15,622,702

    4,150,698        1,125,097      (16,626,630)     (24,049,931)     (21,027,516)     (15,889,405)    (10,987,036)     (15,092,361)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

    7,939,223        4,131,575      (17,823,242)     (14,084,631)     (23,143,540)     (12,690,160)    (12,073,453)         100,693
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

   27,303,124       20,360,804       18,345,091       17,403,833       23,687,814       22,467,218       9,783,610       12,195,720

   13,311,703       53,285,409       16,105,089       27,144,600       13,259,203       26,858,520       6,067,140        8,947,592
     (934,743)        (784,539)        (595,205)        (511,726)        (793,254)        (714,535)       (316,526)        (456,389)
  (17,351,187)     (12,492,052)     (10,744,107)      (8,683,035)     (13,587,545)     (11,466,498)     (6,525,483)      (7,814,790)

  (12,727,714)     (16,705,286)     (10,012,042)      (9,847,220)      (5,230,239)      (6,675,934)     (4,350,958)     (22,877,663)
     (180,139)        (130,889)         (81,395)         (53,441)        (135,926)         (73,213)        (72,994)         (36,805)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

    9,421,044       43,533,447       13,017,431       25,453,011       17,200,053       30,395,558       4,584,789      (10,042,335)
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------

   17,360,267       47,665,022       (4,805,811)      11,368,380       (5,943,487)      17,705,398      (7,488,664)      (9,941,642)

   89,093,733       41,428,711       69,698,576       58,330,196       87,733,641       70,028,243      45,585,166       55,526,808
-------------    -------------    -------------    -------------    -------------    -------------   -------------    -------------
$ 106,454,000    $  89,093,733    $  64,892,765    $  69,698,576    $  81,790,154    $  87,733,641   $  38,096,502    $  45,585,166
=============    =============    =============    =============    =============    =============   =============    =============

                       See Notes to Financial Statements

                                      -35-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   GLOBAL HIGH-YIELD          INTERMEDIATE-TERM           CREDIT SUISSE EMERGING
                                                       BOND FUND                  BOND FUND                 MARKETS PORTFOLIO
                                               ------------------------    ------------------------    ----------------------------
                                                  2002         2001           2002         2001            2002            2001
                                               ---------   ------------    ---------   ------------    ------------    ------------
OPERATIONS:
  Net investment income (loss) ..............  $      --   $  2,497,449    $      --   $  1,589,192    $     (6,962)   $     (8,520)
  Realized gain (loss) ......................         --     (3,520,392)          --       (975,246)        (73,960)        (74,892)
  Change in unrealized gain (loss)
    on investments ..........................         --      1,411,890           --        (24,481)        (58,068)        (27,951)
                                               ---------   ------------    ---------   ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .............         --        388,947           --        589,465        (138,990)       (111,363)
                                               ---------   ------------    ---------   ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............         --      1,897,150           --      1,965,012         183,844         300,642
  Participant transfers from other
    funding options .........................         --      1,054,455           --      1,283,247         148,008         129,393
  Administrative and asset allocation charges         --        (46,447)          --        (46,491)            (10)             --
  Contract surrenders .......................         --       (444,909)          --       (524,448)       (107,697)        (96,904)
  Participant transfers to other
    funding options .........................         --    (18,721,027)          --    (22,083,699)       (156,290)       (176,575)
  Other payments to participants ............         --         (2,814)          --         (3,999)             --              --
                                               ---------   ------------    ---------   ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......         --    (16,263,592)          --    (19,410,378)         67,855         156,556
                                               ---------   ------------    ---------   ------------    ------------    ------------

      Net increase (decrease) in net assets .         --    (15,874,645)          --    (18,820,913)        (71,135)         45,193

NET ASSETS:
    Beginning of year .......................         --     15,874,645           --     18,820,913         959,975         914,782
                                               ---------   ------------    ---------   ------------    ------------    ------------
    End of year .............................  $      --   $         --    $      --   $         --    $    888,840    $    959,975
                                               =========   ============    =========   ============    ============    ============

                       See Notes to Financial Statements

                                      -36-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          VIP REIT SERIES -             VIP SMALL CAP VALUE          APPRECIATION PORTFOLIO -         SMALL CAP PORTFOLIO -
           STANDARD CLASS             SERIES - STANDARD CLASS             INITIAL SHARES                 INITIAL SHARES
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2002            2001            2002            2001            2002            2001            2002            2001
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $     10,606    $      2,748    $    (10,131)   $       (906)   $     39,824    $        779    $    (93,823)   $    (33,005)
         15,999          16,273          62,479          13,926        (640,168)       (130,175)       (444,409)        249,478

        (28,125)         18,244        (321,291)        111,965      (3,017,847)     (2,113,118)     (2,168,662)       (686,116)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (1,520)         37,265        (268,943)        124,985      (3,618,191)     (2,242,514)     (2,706,894)       (469,643)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        515,340         204,932         953,870         517,685       2,533,299       3,849,364       3,242,479       3,483,034

        926,140         288,625       1,584,060         660,999       1,194,055       2,437,063       2,962,668       5,075,140
            (29)            (14)            (28)             (8)            (80)            (41)           (121)            (26)
       (169,431)        (68,982)       (175,651)        (82,691)     (2,971,087)     (2,249,724)     (1,545,354)       (947,789)

       (121,041)       (194,153)       (703,745)       (192,553)     (1,687,746)     (2,158,155)     (1,685,513)     (3,095,197)
             --              --              --              --         (54,506)        (16,281)         (2,745)           (887)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      1,150,979         230,408       1,658,506         903,432        (986,065)      1,862,226       2,971,414       4,514,275
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      1,149,459         267,673       1,389,563       1,028,417      (4,604,256)       (380,288)        264,520       4,044,632

        598,491         330,818       1,664,526         636,109      20,537,226      20,917,514      11,085,115       7,040,483
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $  1,747,950    $    598,491    $  3,054,089    $  1,664,526    $ 15,932,970    $ 20,537,226    $ 11,349,635    $ 11,085,115
   ============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -37-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                TEMPLETON GLOBAL ASSET       TEMPLETON GLOBAL INCOME    TEMPLETON GROWTH SECURITIES
                                               ALLOCATION FUND - CLASS 1    SECURITIES FUND - CLASS 1         FUND - CLASS 1
                                              ---------------------------   -------------------------   ---------------------------
                                                  2002           2001          2002          2001           2002           2001
                                              ------------   ------------   -----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) .............. $     76,004   $     41,203   $     3,679   $     9,272   $    295,623   $    247,657
  Realized gain (loss) ......................     (312,157)       531,451        47,949           631       (398,612)     3,333,561
  Change in unrealized gain (loss)
    on investments ..........................     (128,452)    (1,429,990)       (8,669)       (2,065)    (3,848,973)    (3,962,996)
                                              ------------   ------------   -----------   -----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............     (364,605)      (857,336)       42,959         7,838     (3,951,962)      (381,778)
                                              ------------   ------------   -----------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      606,739        738,857        28,824        40,727      1,536,188      1,694,281
  Participant transfers from other
    funding options .........................      389,882        702,824        88,023       196,774        747,398      1,030,038
  Administrative and asset allocation charges         (100)          (145)           --            --            (37)           (49)
  Contract surrenders .......................     (570,410)      (519,948)      (10,738)      (23,902)    (1,398,552)    (1,814,041)
  Participant transfers to other
    funding options .........................     (849,373)    (1,012,763)     (592,251)     (107,819)    (1,781,766)    (1,160,713)
  Other payments to participants ............       (5,424)       (13,051)           --        (2,084)            --        (11,299)
                                              ------------   ------------   -----------   -----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (428,686)      (104,226)     (486,142)      103,696       (896,769)      (261,783)
                                              ------------   ------------   -----------   -----------   ------------   ------------

      Net increase (decrease) in net assets .     (793,291)      (961,562)     (443,183)      111,534     (4,848,731)      (643,561)

NET ASSETS:
    Beginning of year .......................    7,265,257      8,226,819       443,183       331,649     21,077,001     21,720,562
                                              ------------   ------------   -----------   -----------   ------------   ------------
    End of year ............................. $  6,471,966   $  7,265,257   $        --   $   443,183   $ 16,228,270   $ 21,077,001
                                              ============   ============   ===========   ===========   ============   ============

                       See Notes to Financial Statements

                                      -38-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                   EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE       AGGRESSIVE GROWTH PORTFOLIO -
     APPRECIATION PORTFOLIO            CLASS II SHARES                  PORTFOLIO                   SERVICE SHARES
   ---------------------------   ---------------------------   ---------------------------  -----------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $      3,031   $       (110)  $    148,416   $    (12,406)  $     12,485   $       (811)  $     (2,296)  $       (519)
         (9,469)            (2)      (237,574)      (139,984)        21,486          2,610         (1,425)          (439)

        (31,179)         2,307     (3,153,356)    (1,057,194)      (515,061)        22,545       (106,307)        (6,731)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        (37,617)         2,195     (3,242,514)    (1,209,584)      (481,090)        24,344       (110,028)        (7,689)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        153,597         33,170      2,993,609      2,821,224      1,180,964        144,473        172,546         72,629

        236,628         77,918      3,806,327      5,638,804      1,314,437        663,042        156,109        216,428
            (11)            --           (493)          (198)           (11)            --            (33)            (7)
        (59,702)            --     (1,560,814)    (1,265,212)       (97,188)        (2,055)        (2,985)            --

        (17,195)       (37,891)      (805,956)    (1,381,854)      (248,726)       (81,408)        (8,671)       (19,537)
             --             --         (3,156)            --             --             --             --             --
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        313,317         73,197      4,429,517      5,812,764      2,149,476        724,052        316,966        269,513
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        275,700         75,392      1,187,003      4,603,180      1,668,386        748,396        206,938        261,824

         75,392             --     11,713,111      7,109,931        748,396             --        261,824             --
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $    351,092   $     75,392   $ 12,900,114   $ 11,713,111   $  2,416,782   $    748,396   $    468,762   $    261,824
   ============   ============   ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -39-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 BALANCED PORTFOLIO -      WORLDWIDE GROWTH PORTFOLIO -
                                                    SERVICE SHARES                SERVICE SHARES              EQUITY PORTFOLIO
                                               -------------------------   ----------------------------  -------------------------
                                                   2002          2001           2002          2001           2002          2001
                                               -----------   -----------    -----------   -----------    -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    32,208   $     7,722    $       415   $      (980)   $     5,139   $    (3,839)
  Realized gain (loss) ......................       (5,598)         (453)       (12,774)       (2,955)      (443,345)       (6,724)
  Change in unrealized gain (loss)
    on investments ..........................     (174,863)        1,544       (306,352)       (3,495)       174,306      (123,071)
                                               -----------   -----------    -----------   -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............     (148,253)        8,813       (318,711)       (7,430)      (263,900)     (133,634)
                                               -----------   -----------    -----------   -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      868,917       181,042        396,419       150,598        148,658       294,609
  Participant transfers from other
    funding options .........................      806,490     1,071,585        533,374       733,787         15,472       881,676
  Administrative and asset allocation charges          (69)          (14)           (34)           (7)            (4)           (2)
  Contract surrenders .......................      (91,973)      (10,598)       (37,193)         (122)        (7,026)      (76,281)
  Participant transfers to other
    funding options .........................     (141,134)      (59,803)      (115,097)     (150,737)    (1,440,999)     (918,788)
  Other payments to participants ............           --            --             --            --             --            --
                                               -----------   -----------    -----------   -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    1,442,231     1,182,212        777,469       733,519     (1,283,899)      181,214
                                               -----------   -----------    -----------   -----------    -----------   -----------

      Net increase (decrease) in net assets .    1,293,978     1,191,025        458,758       726,089     (1,547,799)       47,580

NET ASSETS:
    Beginning of year .......................    1,191,025            --        726,089            --      1,547,799     1,500,219
                                               -----------   -----------    -----------   -----------    -----------   -----------
    End of year .............................  $ 2,485,003   $ 1,191,025    $ 1,184,847   $   726,089    $        --   $ 1,547,799
                                               ===========   ===========    ===========   ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -40-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

    TOTAL RETURN PORTFOLIO -   PUTNAM VT INTERNATIONAL GROWTH       PUTNAM VT SMALL CAP         PUTNAM VT VOYAGER II
      ADMINISTRATIVE CLASS        FUND - CLASS IB SHARES       VALUE FUND - CLASS IB SHARES    FUND - CLASS IB SHARES
   -------------------------   ------------------------------  ----------------------------   -------------------------
       2002          2001            2002          2001              2002          2001           2002          2001
   -----------   -----------     -----------   -----------       -----------   -----------    -----------   -----------
   $    56,282   $     3,035     $      (994)  $      (737)      $    (5,971)  $      (665)   $      (503)  $      (102)
        38,849         6,981         (73,219)       (3,185)          (31,171)           19         (1,528)           (8)

        55,976        (8,386)        (69,819)       (6,985)         (265,740)       25,830        (22,643)         (751)
   -----------   -----------     -----------   -----------       -----------   -----------    -----------   -----------

       151,107         1,630        (144,032)      (10,907)         (302,882)       25,184        (24,674)         (861)
   -----------   -----------     -----------   -----------       -----------   -----------    -----------   -----------

       761,946        71,805         366,159       132,474           471,305        74,797         33,659        17,150

     2,308,290       335,778       1,832,186       325,817         1,148,774       303,594         42,490        30,401
           (25)           (3)             (5)           --               (14)           --             --            --
      (214,432)          (10)        (83,864)         (198)          (26,358)         (412)        (4,189)           --

      (244,840)      (23,277)     (1,321,531)      (81,716)         (323,785)      (11,358)          (320)           --
            --            --              --            --                --            --             --            --
   -----------   -----------     -----------   -----------       -----------   -----------    -----------   -----------

     2,610,939       384,293         792,945       376,377         1,269,922       366,621         71,640        47,551
   -----------   -----------     -----------   -----------       -----------   -----------    -----------   -----------

     2,762,046       385,923         648,913       365,470           967,040       391,805         46,966        46,690

       385,923            --         365,470            --           391,805            --         46,690            --
   -----------   -----------     -----------   -----------       -----------   -----------    -----------   -----------
   $ 3,147,969   $   385,923     $ 1,014,383   $   365,470       $ 1,358,845   $   391,805    $    93,656   $    46,690
   ===========   ===========     ===========   ===========       ===========   ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -41-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                           SMALL CAP GROWTH
                                                CAPITAL FUND - CLASS I      INVESTORS FUND - CLASS I        FUND - CLASS I
                                               -------------------------   -------------------------   -------------------------
                                                   2002          2001          2002          2001          2002          2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (20,527)  $     6,593   $    11,360   $     6,979   $    (2,454)  $      (275)
  Realized gain (loss) ......................      (99,486)       50,793       (60,515)       14,087       (19,608)         (791)
  Change in unrealized gain (loss)
    on investments ..........................   (1,846,251)      (37,614)     (617,198)      (48,554)     (153,741)       13,103
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............   (1,966,264)       19,772      (666,353)      (27,488)     (175,803)       12,037
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    2,545,275     1,918,372       778,872       605,544       221,251        32,427
  Participant transfers from other
    funding options .........................    1,781,568     3,104,461       343,502     1,730,238       307,962       151,544
  Administrative and asset allocation charges          (11)           (3)          (64)          (48)           (3)           --
  Contract surrenders .......................     (703,180)     (608,158)     (376,151)     (239,201)      (28,521)          (51)
  Participant transfers to other
    funding options .........................     (771,174)     (604,496)     (208,055)     (248,541)      (65,292)           --
  Other payments to participants ............       (3,190)           --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    2,849,288     3,810,176       538,104     1,847,992       435,397       183,920
                                               -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets .      883,024     3,829,948      (128,249)    1,820,504       259,594       195,957

NET ASSETS:
    Beginning of year .......................    5,628,891     1,798,943     2,474,780       654,276       195,957            --
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 6,511,915   $ 5,628,891   $ 2,346,531   $ 2,474,780   $   455,551   $   195,957
                                               ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                                      -42-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

     TOTAL RETURN FUND -         SMITH BARNEY LARGE       SMITH BARNEY PREMIER SELECTIONS       STRONG MULTI CAP
           CLASS I               CAP CORE PORTFOLIO           ALL CAP GROWTH PORTFOLIO            VALUE FUND II
   -----------------------     -----------------------    -------------------------------   -----------------------
      2002          2001          2002          2001             2002          2001            2002          2001
   ---------     ---------     ---------     ---------        ---------     ---------       ---------     ---------
   $   3,905     $   5,612     $      15     $     (68)       $    (348)    $     (44)      $  (1,319)    $  (2,161)
      (4,610)          323        (1,893)         (180)          (2,555)           (6)         34,731           665

     (48,290)      (10,590)      (16,087)          743          (12,330)          126        (242,605)       17,166
   ---------     ---------     ---------     ---------        ---------     ---------       ---------     ---------

     (48,995)       (4,655)      (17,965)          495          (15,233)           76        (209,193)       15,670
   ---------     ---------     ---------     ---------        ---------     ---------       ---------     ---------

      93,161       104,045        66,482        20,152           17,370        29,538         297,452       142,564

     206,163        46,121        55,985        11,136           10,070         9,983         399,385       252,947
          (1)         --              (6)           (2)            --            --                (8)           (3)
     (19,949)       (6,209)      (15,719)         --             (3,335)         --           (21,808)      (33,121)

     (60,149)      (25,879)       (5,560)         --             (4,169)         --          (111,909)      (56,063)
          --            --            --            --               --            --              --            --
   ---------     ---------     ---------     ---------        ---------     ---------       ---------     ---------

     219,225       118,078       101,182        31,286           19,936        39,521         563,112       306,324
   ---------     ---------     ---------     ---------        ---------     ---------       ---------     ---------

     170,230       113,423        83,217        31,781            4,703        39,597         353,919       321,994

     429,402       315,979        31,781          --             39,597          --           439,712       117,718
   ---------     ---------     ---------     ---------        ---------     ---------       ---------     ---------
   $ 599,632     $ 429,402     $ 114,998     $  31,781        $  44,300     $  39,597       $ 793,631     $ 439,712
   =========     =========     =========     =========        =========     =========       =========     =========

                       See Notes to Financial Statements

                                      -43-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                              MONTGOMERY VARIABLE SERIES:    CONVERTIBLE SECURITIES       DISCIPLINED MID CAP
                                                    GROWTH FUND                    PORTFOLIO                STOCK PORTFOLIO
                                              ---------------------------  -------------------------   -------------------------
                                                  2002           2001          2002          2001          2002          2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    (1,393)  $    13,486   $    12,435   $     1,614   $    (7,758)  $   (16,326)
  Realized gain (loss) ......................     (215,624)       12,345       (33,475)        6,638       (92,176)      182,326
  Change in unrealized gain (loss)
    on investments ..........................      143,843       (98,362)       (8,035)      (14,365)     (775,772)     (251,269)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      (73,174)      (72,531)      (29,075)       (6,113)     (875,706)      (85,269)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       32,421        80,696        18,698        24,164     1,515,433     1,104,884
  Participant transfers from other
    funding options .........................       11,539        35,023       137,326       112,448     2,939,728     4,039,792
  Administrative and asset allocation charges           --            --            --            (2)         (137)          (28)
  Contract surrenders .......................       (7,037)      (26,165)       (6,848)      (15,849)     (588,066)     (312,034)
  Participant transfers to other
    funding options .........................     (274,172)      (16,878)     (198,227)      (60,821)   (1,408,056)   (2,652,343)
  Other payments to participants ............           --            --            --            --        (1,878)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (237,249)       72,676       (49,051)       59,940     2,457,024     2,180,271
                                               -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets .     (310,423)          145       (78,126)       53,827     1,581,318     2,095,002

NET ASSETS:
    Beginning of year .......................      310,423       310,278       215,565       161,738     3,975,298     1,880,296
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $        --   $   310,423   $   137,439   $   215,565   $ 5,556,616   $ 3,975,298
                                               ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                                      -44-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

       DISCIPLINED SMALL CAP              EQUITY INCOME                 FEDERATED HIGH                  FEDERATED STOCK
         STOCK PORTFOLIO                   PORTFOLIO                    YIELD PORTFOLIO                    PORTFOLIO
   ---------------------------    ----------------------------    ----------------------------    ----------------------------
       2002           2001            2002            2001            2002            2001            2002            2001
   ------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $         --   $     (1,343)   $     49,861    $     47,859    $     44,196    $     37,367    $     69,216    $      9,949
             --        (22,631)       (293,589)         16,803         (26,935)        (28,786)        (57,647)        131,741

             --         (4,160)     (2,560,520)     (1,329,081)        (13,561)         (6,148)       (747,028)        (91,127)
   ------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

             --        (28,134)     (2,804,248)     (1,264,419)          3,700           2,433        (735,459)         50,563
   ------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

             --         91,589       3,015,275       3,738,410          82,026          68,739         661,183         881,821

             --         60,030       3,436,320       3,340,559             109          19,641         857,801         341,034
             --             --            (305)           (189)             --              --              (5)             (2)
             --        (21,402)     (3,040,612)     (3,237,928)       (101,333)       (104,084)       (353,039)     (1,169,195)

             --       (268,816)     (1,131,323)     (1,301,615)         (3,894)        (33,517)       (168,113)       (151,374)
             --             --         (29,226)        (12,201)             --          (9,514)             --          (1,390)
   ------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

             --       (138,599)      2,250,129       2,527,036         (23,092)        (58,735)        997,827         (99,106)
   ------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------

             --       (166,733)       (554,119)      1,262,617         (19,392)        (56,302)        262,368         (48,543)

             --        166,733      17,479,922      16,217,305         269,791         326,093       3,018,591       3,067,134
   ------------   ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $         --   $         --    $ 16,925,803    $ 17,479,922    $    250,399    $    269,791    $  3,280,959    $  3,018,591
   ============   ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -45-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                              LAZARD INTERNATIONAL              MFS EMERGING
                                                LARGE CAP PORTFOLIO             STOCK PORTFOLIO               GROWTH PORTFOLIO
                                              ---------------------------  --------------------------   ---------------------------
                                                  2002           2001          2002          2001           2002           2001
                                              ------------   ------------  ------------  ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) .............. $    (58,539)  $    (63,991) $     22,477  $    (13,896)  $       (262)  $        (57)
  Realized gain (loss) ......................     (934,416)      (645,371)     (153,359)      (16,601)        (1,108)         2,465
  Change in unrealized gain (loss)
    on investments ..........................   (3,296,122)    (2,864,807)     (130,545)     (586,166)        (9,791)        (2,715)
                                              ------------   ------------  ------------  ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............   (4,289,077)    (3,574,169)     (261,427)     (616,663)       (11,161)          (307)
                                              ------------   ------------  ------------  ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    2,907,446      4,681,769       386,882       562,961         28,260         15,893
  Participant transfers from other
    funding options .........................    1,157,914      3,758,041       189,595       334,434         13,777          1,621
  Administrative and asset allocation charges         (146)           (79)           (6)           (1)            (2)            (1)
  Contract surrenders .......................   (2,130,495)    (2,681,925)     (379,462)     (282,713)          (698)            --
  Participant transfers to other
    funding options .........................   (1,296,226)    (3,036,373)     (112,966)     (195,014)        (4,272)            --
  Other payments to participants ............      (24,620)        (6,298)       (1,485)           30             --             --
                                              ------------   ------------  ------------  ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      613,873      2,715,135        82,558       419,697         37,065         17,513
                                              ------------   ------------  ------------  ------------   ------------   ------------

      Net increase (decrease) in net assets .   (3,675,204)      (859,034)     (178,869)     (196,966)        25,904         17,206

NET ASSETS:
    Beginning of year .......................   17,296,878     18,155,912     1,786,779     1,983,745         17,206             --
                                              ------------   ------------  ------------  ------------   ------------   ------------
    End of year ............................. $ 13,621,674   $ 17,296,878  $  1,607,910  $  1,786,779   $     43,110   $     17,206
                                              ============   ============  ============  ============   ============   ============

                       See Notes to Financial Statements

                                      -46-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

           MFS MID CAP                                               SOCIAL AWARENESS
        GROWTH PORTFOLIO            MFS RESEARCH PORTFOLIO            STOCK PORTFOLIO        STRATEGIC STOCK PORTFOLIO
   ---------------------------   ---------------------------   ---------------------------   --------------------------
       2002           2001           2002           2001           2002           2001           2002          2001
   ------------   ------------   ------------   ------------   ------------   ------------   -----------  ------------
   $    (43,596)  $    (56,196)  $     (3,446)  $    (11,238)  $       (212)  $    (54,969)  $        --  $     15,105
       (653,428)     1,222,431       (207,149)        60,184       (441,303)      (155,945)           --       (54,580)

     (2,962,695)    (2,957,669)      (198,173)      (427,731)    (2,424,110)    (1,862,544)           --         7,110
   ------------   ------------   ------------   ------------   ------------   ------------   -----------  ------------

     (3,659,719)    (1,791,434)      (408,768)      (378,785)    (2,865,625)    (2,073,458)           --       (32,365)
   ------------   ------------   ------------   ------------   ------------   ------------   -----------  ------------

      1,777,241      2,703,854        347,207        597,126      1,829,199      2,569,759            --        75,869

        460,212      2,698,032         81,123        297,882        884,219      1,950,839            --       237,972
            (52)           (61)           (12)            (5)           (87)          (115)           --            --
       (759,631)    (1,105,197)      (339,396)      (146,323)    (1,119,340)    (1,694,259)           --       (18,703)

       (512,882)    (1,446,419)      (142,259)      (217,464)    (1,330,212)    (1,543,497)           --      (727,366)
             --         (2,459)        (1,931)        (1,938)       (13,575)       (53,938)           --            --
   ------------   ------------   ------------   ------------   ------------   ------------   -----------  ------------

        964,888      2,847,750        (55,268)       529,278        250,204      1,228,789            --      (432,228)
   ------------   ------------   ------------   ------------   ------------   ------------   -----------  ------------

     (2,694,831)     1,056,316       (464,036)       150,493     (2,615,421)      (844,669)           --      (464,593)

      6,811,098      5,754,782      1,523,531      1,373,038     10,913,130     11,757,799            --       464,593
   ------------   ------------   ------------   ------------   ------------   ------------   -----------  ------------
   $  4,116,267   $  6,811,098   $  1,059,495   $  1,523,531   $  8,297,709   $ 10,913,130   $        --  $         --
   ============   ============   ============   ============   ============   ============   ===========  ============

                       See Notes to Financial Statements

                                      -47-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  TRAVELERS QUALITY              U.S. GOVERNMENT
                                                    BOND PORTFOLIO             SECURITIES PORTFOLIO         UTILITIES PORTFOLIO
                                              ---------------------------  ---------------------------  ---------------------------
                                                  2002           2001          2002           2001          2002           2001
                                              ------------   ------------  ------------   ------------  ------------   ------------
OPERATIONS:
  Net investment income (loss) .............. $    380,541   $     97,809  $    594,914   $    145,894  $    191,275   $     38,046
  Realized gain (loss) ......................      107,035         33,946       175,917         99,446      (420,824)       161,839
  Change in unrealized gain (loss)
    on investments ..........................     (207,071)        47,072       229,691        (42,278)     (991,544)    (1,246,852)
                                              ------------   ------------  ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............      280,505        178,827     1,000,522        203,062    (1,221,093)    (1,046,967)
                                              ------------   ------------  ------------   ------------  ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,127,732        798,866     2,234,934      1,407,320       907,001      1,492,947
  Participant transfers from other
    funding options .........................    1,522,573      2,154,685     6,431,315      5,281,440       416,691      2,067,475
  Administrative and asset allocation charges          (43)           (31)         (136)          (148)          (66)           (27)
  Contract surrenders .......................     (916,344)      (421,620)   (1,401,552)      (600,260)     (440,425)      (444,281)
  Participant transfers to other
    funding options .........................     (867,285)      (631,690)   (3,046,690)    (3,292,208)     (800,335)    (1,629,566)
  Other payments to participants ............       (1,276)        (5,457)         (480)          (815)         (843)            --
                                              ------------   ------------  ------------   ------------  ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      865,357      1,894,753     4,217,391      2,795,329        82,023      1,486,548
                                              ------------   ------------  ------------   ------------  ------------   ------------

      Net increase (decrease) in net assets .    1,145,862      2,073,580     5,217,913      2,998,391    (1,139,070)       439,581

NET ASSETS:
    Beginning of year .......................    4,901,254      2,827,674     6,131,014      3,132,623     3,778,061      3,338,480
                                              ------------   ------------  ------------   ------------  ------------   ------------
    End of year ............................. $  6,047,116   $  4,901,254  $ 11,348,927   $  6,131,014  $  2,638,991   $  3,778,061
                                              ============   ============  ============   ============  ============   ============

                       See Notes to Financial Statements

                                      -48-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

            AIM CAPITAL                                             MFS TOTAL RETURN             PUTNAM DIVERSIFIED
      APPRECIATION PORTFOLIO      ALLIANCE GROWTH PORTFOLIO            PORTFOLIO                  INCOME PORTFOLIO
   ---------------------------   ---------------------------   ---------------------------   ---------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $     (6,539)  $        (61)  $   (104,831)  $   (380,588)  $    959,376   $    187,821   $    386,059   $    118,821
         (5,453)           615     (4,665,600)     7,152,690        548,778        333,216        (42,369)       (77,492)

        (79,054)         2,726    (14,267,164)   (15,939,102)    (2,558,801)      (569,608)      (260,959)         4,620
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        (91,046)         3,280    (19,037,595)    (9,167,000)    (1,050,647)       (48,571)        82,731         45,949
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        171,235         17,472      6,802,283     11,214,746      4,031,758      3,490,990        291,875        237,994

      1,717,685         15,175      1,556,090      6,290,462      5,268,490      7,780,179        514,304      1,239,407
            (38)           (17)          (353)          (288)          (197)          (137)            (2)            --
       (106,743)            --     (4,898,503)    (5,790,771)    (1,723,570)    (1,006,209)      (444,462)      (167,026)

       (193,386)          (152)    (5,031,319)    (7,310,902)    (1,980,684)    (2,715,938)      (478,679)    (1,010,274)
             --             --        (43,303)       (33,800)        (1,039)          (420)        (4,630)          (620)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      1,588,753         32,478     (1,615,105)     4,369,447      5,594,758      7,548,465       (121,594)       299,481
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      1,497,707         35,758    (20,652,700)    (4,797,553)     4,544,111      7,499,894        (38,863)       345,430

         35,758             --     55,564,160     60,361,713     14,173,354      6,673,460      1,794,523      1,449,093
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $  1,533,465   $     35,758   $ 34,911,460   $ 55,564,160   $ 18,717,465   $ 14,173,354   $  1,755,660   $  1,794,523
   ============   ============   ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -49-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                SMITH BARNEY AGGRESSIVE       SMITH BARNEY HIGH       SMITH BARNEY INTERNATIONAL
                                                    GROWTH PORTFOLIO           INCOME PORTFOLIO        ALL CAP GROWTH PORTFOLIO
                                               -------------------------   -------------------------  --------------------------
                                                   2002          2001          2002          2001          2002          2001
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (19,430)  $    (1,895)  $   269,974   $   148,095   $     6,287   $   (49,526)
  Realized gain (loss) ......................      (55,696)         (286)     (260,821)     (112,466)   (1,188,611)     (706,527)
  Change in unrealized gain (loss)
    on investments ..........................     (812,012)       35,907       (81,635)     (111,158)     (163,369)   (1,507,158)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............     (887,138)       33,726       (72,482)      (75,529)   (1,345,693)   (2,263,211)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,576,978       317,308       170,780       234,931       964,956     1,738,990
  Participant transfers from other
    funding options .........................    1,993,609     1,101,913     1,115,505       827,679     2,339,012     3,144,062
  Administrative and asset allocation charges          (25)          (13)          (18)          (19)         (115)         (135)
  Contract surrenders .......................     (270,582)       (2,543)     (258,245)     (175,319)     (674,029)     (790,248)
  Participant transfers to other
    funding options .........................     (457,025)     (134,172)   (1,078,426)     (725,901)   (2,578,530)   (3,297,368)
  Other payments to participants ............           --            --            --        (1,346)       (1,124)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    2,842,955     1,282,493       (50,404)      160,025        50,170       795,301
                                               -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets .    1,955,817     1,316,219      (122,886)       84,496    (1,295,523)   (1,467,910)

NET ASSETS:
    Beginning of year .......................    1,316,219            --     1,245,767     1,161,271     5,106,270     6,574,180
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 3,272,036   $ 1,316,219   $ 1,122,881   $ 1,245,767   $ 3,810,747   $ 5,106,270
                                               ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements

                                      -50-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        SMITH BARNEY LARGE             SMITH BARNEY LARGE             SMITH BARNEY MONEY        EMERGING GROWTH PORTFOLIO -
       CAP VALUE PORTFOLIO       CAPITALIZATION GROWTH PORTFOLIO       MARKET PORTFOLIO               CLASS II SHARES
   ---------------------------   -------------------------------  ---------------------------   ---------------------------
       2002           2001             2002           2001            2002           2001           2002           2001
   ------------   ------------     ------------   ------------    ------------   ------------   ------------   ------------
   $    231,366   $     41,254     $    (26,297)  $    (47,298)   $     16,174   $    145,252   $     (1,374)  $       (148)
       (296,505)       231,770         (253,938)       (71,827)             --             --        (13,298)          (286)

     (2,011,058)      (975,935)      (1,263,950)      (623,958)             --             --        (54,946)        (1,144)
   ------------   ------------     ------------   ------------    ------------   ------------   ------------   ------------

     (2,076,197)      (702,911)      (1,544,185)      (743,083)         16,174        145,252        (69,618)        (1,578)
   ------------   ------------     ------------   ------------    ------------   ------------   ------------   ------------

      1,311,667      1,694,438          975,595      1,501,592         940,382        934,214        121,603         24,131

        593,354      3,289,690          348,122      1,361,054       8,435,044     14,496,511        187,588         60,624
            (42)           (89)             (16)           (32)           (100)           (87)           (19)            (1)
       (806,061)    (1,263,304)        (818,626)      (689,960)     (1,580,091)    (2,133,760)       (16,413)            --

       (697,168)    (3,033,808)        (353,608)      (532,634)     (7,377,829)   (12,767,092)       (47,109)       (15,746)
             --        (18,216)         (21,261)        (2,177)        (10,330)        (1,234)            --             --
   ------------   ------------     ------------   ------------    ------------   ------------   ------------   ------------

        401,750        668,711          130,206      1,637,843         407,076        528,552        245,650         69,008
   ------------   ------------     ------------   ------------    ------------   ------------   ------------   ------------

     (1,674,447)       (34,200)      (1,413,979)       894,760         423,250        673,804        176,032         67,430

      7,881,165      7,915,365        5,827,752      4,932,992       5,452,833      4,779,029         67,430             --
   ------------   ------------     ------------   ------------    ------------   ------------   ------------   ------------
   $  6,206,718   $  7,881,165     $  4,413,773   $  5,827,752    $  5,876,083   $  5,452,833   $    243,462   $     67,430
   ============   ============     ============   ============    ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -51-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                        ENTERPRISE PORTFOLIO -           SMITH BARNEY SMALL CAP          EQUITY INCOME PORTFOLIO -
                                           CLASS II SHARES           GROWTH OPPORTUNITIES PORTFOLIO            INITIAL CLASS
                                      --------------------------     ------------------------------     ---------------------------
                                          2002           2001            2002               2001             2002           2001
                                      ------------   -----------     -----------        -----------     ------------   ------------
OPERATIONS:
  Net investment income (loss) ....   $       (649)  $       (30)    $      (784)       $      (135)    $    220,480   $    238,777
  Realized gain (loss) ............         (8,021)           --            (602)              (600)        (295,741)     1,217,027
  Change in unrealized gain
    (loss) on investments .........        (17,783)          563         (32,267)             4,520       (4,606,827)    (3,109,487)
                                      ------------   -----------     -----------        -----------     ------------   ------------

    Net increase (decrease)
      in net assets resulting
        from operations ...........        (26,453)          533         (33,653)             3,785       (4,682,088)    (1,653,683)
                                      ------------   -----------     -----------        -----------     ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...         27,314         3,968          70,630             16,115        2,125,694      2,217,878
  Participant transfers from
    other funding options .........         79,601         9,460         145,675             55,676        1,042,092      3,409,509
  Administrative and asset
    allocation charges ............             (9)           (2)             --                 --             (200)          (198)
  Contract surrenders .............           (188)           --          (3,394)                --       (2,441,583)    (2,139,677)
  Participant transfers to
    other funding options .........        (32,935)           --         (16,473)            (1,123)      (2,823,121)    (3,493,852)
  Other payments to participants ..             --            --              --                 --          (20,555)       (92,326)
                                      ------------   -----------     -----------        -----------     ------------   ------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions ......         73,783        13,426         196,438             70,668       (2,117,673)       (98,666)
                                      ------------   -----------     -----------        -----------     ------------   ------------

      Net increase (decrease)
        in net assets .............         47,330        13,959         162,785             74,453       (6,799,761)    (1,752,349)

NET ASSETS:
    Beginning of year .............         13,959            --          74,453                 --       26,859,128     28,611,477
                                      ------------   -----------     -----------        -----------     ------------   ------------
    End of year ...................   $     61,289   $    13,959     $   237,238        $    74,453     $ 20,059,367   $ 26,859,128
                                      ============   ===========     ===========        ===========     ============   ============

                       See Notes to Financial Statements

                                      -52-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

         GROWTH PORTFOLIO -        HIGH INCOME PORTFOLIO -     ASSET MANAGER PORTFOLIO -       CONTRAFUND(R) PORTFOLIO -
           INITIAL CLASS                INITIAL CLASS               INITIAL CLASS                 SERVICE CLASS 2
   ---------------------------   ---------------------------   ---------------------------   ---------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $   (221,623)  $   (396,573)  $    225,479   $    357,087   $    434,872   $    528,262   $     (2,983)  $     (3,568)
     (4,219,485)     1,562,204       (278,438)      (386,405)      (617,673)        (1,402)       (18,225)        (2,484)

     (9,815,683)   (12,369,027)       101,220       (329,247)    (1,211,200)    (1,348,415)      (239,387)       (11,736)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (14,256,791)   (11,203,396)        48,261       (358,565)    (1,394,001)      (821,555)      (260,595)       (17,788)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      3,973,184      5,181,466        233,101        331,606        758,216        900,397        625,145        188,593

        673,604      2,846,398         83,176        610,536         67,271        378,624      2,134,571      1,443,999
           (148)          (233)           (14)           (44)           (50)           (52)            (8)            --
     (3,476,562)    (5,592,879)      (258,535)      (300,984)    (1,408,517)    (1,149,100)      (149,137)        (8,541)

     (3,977,182)    (5,550,792)      (287,711)    (1,009,322)    (1,236,053)      (757,974)      (135,111)      (144,466)
        (89,468)       (59,471)            --             --        (26,462)            --             --             --
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (2,896,572)    (3,175,511)      (229,983)      (368,208)    (1,845,595)      (628,105)     2,475,460      1,479,585
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (17,153,363)   (14,378,907)      (181,722)      (726,773)    (3,239,596)    (1,449,660)     2,214,865      1,461,797

     47,479,768     61,858,675      2,326,698      3,053,471     15,105,497     16,555,157      1,461,797             --
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
   $ 30,326,405   $ 47,479,768   $  2,144,976   $  2,326,698   $ 11,865,901   $ 15,105,497   $  3,676,662   $  1,461,797
   ============   ============   ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                                      -53-

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                     DYNAMIC CAPITAL APPRECIATION       MID CAP PORTFOLIO -
                                      PORTFOLIO - SERVICE CLASS 2         SERVICE CLASS 2                      COMBINED
                                    -----------------------------   -----------------------------    -----------------------------
                                         2002            2001            2002            2001             2002            2001
                                    -------------   -------------   -------------   -------------    -------------   -------------
OPERATIONS:
  Net investment income (loss) ..   $        (383)  $         (25)  $      (2,918)  $        (434)   $  10,342,502   $   8,572,969
  Realized gain (loss) ..........          (6,737)           (460)        (10,163)           (147)     (30,539,982)     32,813,547
  Change in unrealized gain
    (loss) on investments .......          (7,081)            630         (88,860)         10,883     (136,731,392)   (141,464,847)
                                    -------------   -------------   -------------   -------------    -------------   -------------

    Net increase (decrease)
      in net assets resulting
      from operations ...........         (14,201)            145        (101,941)         10,302     (156,928,872)   (100,078,331)
                                    -------------   -------------   -------------   -------------    -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase
    payments ....................          38,476           3,394         304,170          35,969      178,669,839     176,369,734
  Participant transfers from
    other funding options .......         157,600          23,511       1,031,578         248,818      147,544,267     262,455,728
  Administrative and asset
    allocation charges ..........              --              --             (11)             --       (2,645,033)     (2,564,568)
  Contract surrenders ...........         (33,083)             --         (82,059)             --     (105,515,485)   (108,405,380)
  Participant transfers to
    other funding options .......         (51,542)        (14,579)       (117,676)        (25,650)    (127,241,030)   (209,363,784)
  Other payments to
    participants ................              --              --              --              --       (1,030,585)     (1,065,207)
                                    -------------   -------------   -------------   -------------    -------------   -------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions ....         111,451          12,326       1,136,002         259,137       89,781,973     117,426,523
                                    -------------   -------------   -------------   -------------    -------------   -------------

      Net increase (decrease)
        in net assets ...........          97,250          12,471       1,034,061         269,439      (67,146,899)     17,348,192

NET ASSETS:
    Beginning of year ...........          12,471              --         269,439              --      808,491,802     791,143,610
                                    -------------   -------------   -------------   -------------    -------------   -------------
    End of year .................   $     109,721   $      12,471   $   1,303,500   $     269,439    $ 741,344,903   $ 808,491,802
                                    =============   =============   =============   =============    =============   =============

                       See Notes to Financial Statements

                                      -54-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account QP for Variable Annuities ("Separate Account QP")
is a separate account of The Travelers  Insurance  Company ("The  Company"),  an
indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account QP is registered  under the  Investment  Company Act of 1940,  as  amended,  as a unit investment  trust.  Fund  QP is  comprised  of the  Registered  Gold  Track  and
Registered Gold Track Select products.

Participant purchase payments applied to Separate Account QP are invested in one or more  sub-accounts  in  accordance  with the  selection  made by the contract owner. As of December 31, 2002, the investments  comprising  Separate Account QP were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Dreyfus Stock Index Fund, Maryland business trust
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
       Company
         CitiStreet Diversified Bond Fund - Class I (Formerly CitiStreet
           Diversified Bond Fund)
         CitiStreet International Stock Fund - Class I (Formerly CitiStreet
           International Stock Fund)
         CitiStreet Large Company Stock Fund - Class I (Fomerly CitiStreet Large
           Company Stock Fund)
         CitiStreet Small Company Stock Fund - Class I (Formerly CitiStreet
           Small Company Stock Fund)
     Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
       Massachusetts business trust
         Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
           Emerging Markets Portfolio)
     Delaware VIP Trust (Formerly Delaware Group Premium Fund, Inc.), Maryland
       business trust
         VIP REIT Series - Standard Class (Formerly REIT Series)
         VIP Small Cap Value Series - Standard Class (Formerly Small Cap Value
           Series)
     Dreyfus Variable Investment Fund, Maryland business trust
         Appreciation Portfolio - Initial Shares (Formerly Appreciation
           Portfolio - Intial Class)
         Small Cap Portfolio - Initial Shares (Formerly Small Cap Portfolio -
           Intial Class)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Templeton Global Asset Allocation Fund - Class 1 (Formerly Templeton
           Asset Strategy Fund - Class 1)
         Templeton Growth Securities Fund - Class 1
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Aggressive Growth Portfolio - Service Shares
         Balanced Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
           Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
         Total Return Fund - Class I (Formerly Total Return Fund)

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio (Formerly Convertible Bond Portfolio)
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Utilities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Alliance Growth Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Money Market Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Asset Manager Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

On July 12, 2002,  AIM Capital  Appreciation  Portfolio of the Travelers  Series
Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of the  Montgomery  Fund III and Equity  Portfolio of the OCC  Accumulation  Trust,
which are no longer available as funding options in this Separate Account.

On July 12, 2002, U.S. Government  Securities  Portfolio of the Travelers Series
Trust was  substituted  in place of Templeton  Global Income  Securities  Fund -
Class I of the Franklin Templeton Variable Insurance Products Trust, which is no longer available as funding options in this Separate Account.

Effective April 27, 2001, the assets of Intermediate-Term  Bond Fund of American
Odyssey  Funds,  Inc. were  combined  with the assets of Long-Term  Bond Fund of
American Odyssey Funds, Inc. (currently the CitiStreet  Diversified Bond Fund of
CitiStreet  Funds,  Inc.).  At the  effective  date,  Separate  Account  QP held
2,127,105  shares  of  Intermediate-Term  Bond  Fund  having a  market  value of
$21,162,947, which were exchanged for 1,925,655 shares of CitiStreet Diversified
Bond Fund equal in value.

Effective April 27, 2001, the assets of Global  High-Yield Bond Fund of American
Odyssey  Funds,  Inc. were  combined  with the assets of Long-Term  Bond Fund of
American Odyssey Funds, Inc. (currently the CitiStreet  Diversified Bond Fund of
CitiStreet  Funds,  Inc.).  At the  effective  date,  Separate  Account  QP held
2,285,195  shares  of  Global  High-Yield  Bond  Fund  having a market  value of
$18,144,154, which were exchanged for 1,650,969 shares of CitiStreet Diversified
Bond equal in value.

Effective  October 26,  2001,  the assets of  Strategic  Stock  Portfolio of The
Travelers  Series Trust were combined into  Investors  Fund of Salomon  Brothers
Variable Series Fund Inc. At the effective date, Separate Account QP held 57,369 shares of Strategic  Stock  Portfolio  having a market value of $513,586,  which were exchanged for 42,028 shares of Investors Fund equal in value.

Effective  October 26, 2001, the assets of Disciplined Small Cap Stock Portfolio of The Travelers Series Trust were liquidated.  At the effective date,  Separate
Account QP held 20,594 shares of Disciplined  Small Cap Stock Portfolio having a market value of $180,810,  which were used to purchase  170,333  shares of Money
Market Portfolio and 10,477 shares of Smith Barney Money Market Portfolio of the
Travelers Series Fund Inc., equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Separate Account QP in the preparation of its financial statements.

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES.  The operations of Separate  Account QP form a part of the total  operations  of The Company and are not taxed  separately.  The Company is taxed as a life  insurance  company under the Internal  Revenue Code of 1986, as amended  (the  "Code").  Under  existing  federal  income tax law,  no taxes are payable on the investment  income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account  QP  adopted  the  financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five year  period.  It is  comprised  of the  units,  unit values,  investment  income  ratio,  expense  ratios and total  returns for each sub-account.  Since each sub-account  offers multiple contract charges,  certain information  is  provided  in the form of a range.  The  range  information  may reflect  varying time  periods if assets did not exist with all contract  charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$219,575,347  and  $114,705,998  respectively,  for the year ended  December 31,
2002. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,071,000,533 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $6,804,410.  Gross  unrealized  depreciation  for  all investments at December 31, 2002 was $336,397,942.

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.    CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  These charges which are  negotiated  on an individual  contract  basis, equal on an annual basis,  0.60%,  0.80%,  0.95%,  1.15%, 1.20% and 0.90% of the
amounts held in each funding  option.  Contract  owners' equity  associated with each insurance charge is identified as Price 1, Price 2, Price 3, Price 4, Price
5 and Price 6,  respectively,  in Note 4.  Additionally,  for certain  allocated contracts in the accumulation  phase, a semi-annual  charge of $15 (prorated for partial periods) is deducted from  participant  account balances and paid to The
Company to cover administrative charges.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.10% of the amounts held in each funding  option of certain  allocated  contracts.  Contract owner's equity associated with this charge is identified as Price 5 in Note 4.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However, as negotiated,  The Company may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date) or, as an alternative, a surrender charge (up to
5% if a participant's  purchase payment is surrendered within eight years of its payment date.)  Contract  surrender  payments  include  $664,932 and $923,473 of contingent  deferred  sales  charges and  surrender  charges for the years ended
December 31, 2002 and 2001, respectively.

Participants in CitiStreet Funds, Inc.  (formerly  American Odyssey Funds, Inc.)
(the  "Funds"),  may elect to enter into a separate  asset  allocation  advisory agreement  with  CitiStreet  Financial  Services  LLC  ("CitiStreet")  (formerly
Copeland  Financial  Services,  Inc.),  an affiliate of The Company.  Under this
arrangement,   CitiStreet   provides   asset   allocation   advice  and  charges
participants  an annual fee, plus a one-time  set-up fee of $30. The annual fee, which decreases as a participant's  assets in the Funds increase,  is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled  $2,638,417  and  $2,555,796  for the years ended  December 31, 2002 and
2001, respectively.

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Capital Appreciation Fund
  Price 1 ................................................      2,932,920             --     $1.344     $3,940,780     $       --
  Price 2 ................................................     26,946,828             --      1.327     35,758,175             --
  Price 3 ................................................      2,468,456             --      1.315      3,245,117             --
  Price 4 ................................................      1,993,402             --      1.298      2,588,166             --
  Price 5 ................................................      2,026,597             --      1.286      2,606,756             --
  Price 6 ................................................      8,312,995             --      1.319     10,962,796             --

Dreyfus Stock Index Fund
  Price 1 ................................................        614,755             --      1.322        812,768             --
  Price 2 ................................................      9,292,111             --      1.306     12,132,458             --
  Price 3 ................................................      2,332,015             --      1.294      3,016,474             --
  Price 4 ................................................        680,643             --      1.277        869,473             --
  Price 5 ................................................      1,708,717             --      1.266      2,162,384             --
  Price 6 ................................................             --             --      1.298             --             --

High Yield Bond Trust
  Price 1 ................................................        206,913             --      1.494        309,039             --
  Price 2 ................................................      1,341,715             --      1.475      1,979,213             --
  Price 3 ................................................         62,964             --      1.461         92,013             --
  Price 4 ................................................        260,817             --      1.443        376,435             --
  Price 5 ................................................         80,261             --      1.430        114,761             --
  Price 6 ................................................      1,273,395             --      1.466      1,866,664             --

Managed Assets Trust
  Price 1 ................................................      2,932,943             --      1.446      4,239,713             --
  Price 2 ................................................      6,863,051             --      1.428      9,798,075             --
  Price 3 ................................................        644,419             --      1.414        911,458             --
  Price 4 ................................................      1,058,871             --      1.397      1,479,103             --
  Price 5 ................................................        480,471             --      1.384        664,920             --
  Price 6 ................................................     11,222,707             --      1.419     15,922,629             --

Money Market Portfolio
  Price 1 ................................................      4,276,846             --      1.160      4,960,583             --
  Price 2 ................................................      3,550,504             --      1.150      4,082,821             --
  Price 3 ................................................             --             --      1.142             --             --
  Price 4 ................................................        647,155             --      1.133        733,015             --
  Price 5 ................................................         45,798             --      1.125         51,540             --
  Price 6 ................................................      4,862,455             --      1.145      5,567,319             --

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I
    Price 1 ..............................................        306,570             --      0.617        189,088             --
    Price 2 ..............................................         59,104             --      0.615         36,333             --
    Price 3 ..............................................             --             --      0.613             --             --
    Price 4 ..............................................             --             --      0.611             --             --
    Price 5 ..............................................         41,405             --      0.610         25,241             --
    Price 6 ..............................................        119,303             --      0.614         73,217             --

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Price 1 ..............................................        513,410             --     $1.534     $  787,786     $       --
    Price 2 ..............................................     28,571,418             --      1.515     43,297,644             --
    Price 3 ..............................................      3,489,314             --      1.501      5,238,525             --
    Price 4 ..............................................      3,021,646             --      1.483      4,480,324             --
    Price 5 ..............................................        188,280             --      1.469        276,574             --
    Price 6 ..............................................     34,686,517         89,254      1.506     52,238,728        134,419
  CitiStreet International Stock Fund - Class I
    Price 1 ..............................................        323,555             --      0.946        306,033             --
    Price 2 ..............................................     31,792,301             --      0.934     29,698,010             --
    Price 3 ..............................................      3,724,441             --      0.925      3,446,769             --
    Price 4 ..............................................      3,800,784             --      0.914      3,473,791             --
    Price 5 ..............................................        108,558             --      0.905         98,294             --
    Price 6 ..............................................     30,008,023         13,620      0.928     27,857,224         12,644
  CitiStreet Large Company Stock Fund - Class I
    Price 1 ..............................................        415,447             --      0.876        363,948             --
    Price 2 ..............................................     42,300,597             --      0.865     36,598,032             --
    Price 3 ..............................................      5,529,939             --      0.857      4,739,846             --
    Price 4 ..............................................      3,561,773             --      0.847      3,015,171             --
    Price 5 ..............................................        363,378             --      0.839        304,755             --
    Price 6 ..............................................     42,740,266         22,319      0.860     36,749,212         19,190
  CitiStreet Small Company Stock Fund - Class I
    Price 1 ..............................................        586,956             --      0.974        571,865             --
    Price 2 ..............................................     18,957,697             --      0.962     18,241,033             --
    Price 3 ..............................................      2,611,282             --      0.953      2,489,130             --
    Price 4 ..............................................      1,218,122             --      0.941      1,146,755             --
    Price 5 ..............................................        146,211             --      0.933        136,368             --
    Price 6 ..............................................     16,199,883         21,688      0.956     15,490,613         20,738

Credit Suisse Trust
  Credit Suisse Emerging Markets Portfolio
    Price 1 ..............................................         33,858             --      1.046         35,408             --
    Price 2 ..............................................        304,408             --      1.037        315,690             --
    Price 3 ..............................................             --             --      1.031             --             --
    Price 4 ..............................................         55,791             --      1.022         57,019             --
    Price 5 ..............................................          3,521             --      1.016          3,576             --
    Price 6 ..............................................        462,012             --      1.033        477,147             --

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Delaware VIP Trust
  VIP REIT Series - Standard Class
    Price 1 ..............................................        325,441             --     $1.405     $  457,096     $       --
    Price 2 ..............................................        285,663             --      1.393        398,049             --
    Price 3 ..............................................         24,563             --      1.385         34,022             --
    Price 4 ..............................................         28,806             --      1.374         39,583             --
    Price 5 ..............................................         23,932             --      1.366         32,689             --
    Price 6 ..............................................        566,695             --      1.388        786,511             --
  VIP Small Cap Value Series - Standard Class
    Price 1 ..............................................        349,704             --      1.299        454,314             --
    Price 2 ..............................................        880,143             --      1.288      1,133,692             --
    Price 3 ..............................................             --             --      1.280             --             --
    Price 4 ..............................................         82,340             --      1.269        104,486             --
    Price 5 ..............................................         18,910             --      1.261         23,842             --
    Price 6 ..............................................      1,043,012             --      1.283      1,337,755             --

Dreyfus Variable Investment Fund
  Appreciation Portfolio - Initial Shares
    Price 1 ..............................................        323,041             --      0.879        284,064             --
    Price 2 ..............................................      9,251,637             --      0.872      8,063,753             --
    Price 3 ..............................................         58,970             --      0.866         51,057             --
    Price 4 ..............................................        503,174             --      0.858        431,819             --
    Price 5 ..............................................        200,751             --      0.852        171,140             --
    Price 6 ..............................................      7,987,602             --      0.868      6,931,137             --
  Small Cap Portfolio - Initial Shares
    Price 1 ..............................................      1,104,419             --      1.240      1,369,476             --
    Price 2 ..............................................      3,863,252             --      1.229      4,749,591             --
    Price 3 ..............................................        181,871             --      1.222        222,166             --
    Price 4 ..............................................        368,770             --      1.211        446,633             --
    Price 5 ..............................................        191,979             --      1.203        231,028             --
    Price 6 ..............................................      3,537,725             --      1.224      4,330,741             --

Franklin Templeton Variable Insurance Products Trust
  Templeton Global Asset Allocation Fund - Class 1
    Price 1 ..............................................         95,945             --      1.350        129,500             --
    Price 2 ..............................................      3,445,358             --      1.333      4,592,726             --
    Price 3 ..............................................        401,117             --      1.321        529,729             --
    Price 4 ..............................................        403,788             --      1.304        526,642             --
    Price 5 ..............................................        533,846             --      1.292        689,804             --
    Price 6 ..............................................          2,691             --      1.325          3,565             --
  Templeton Growth Securities Fund - Class 1
    Price 1 ..............................................        386,289             --      1.324        511,521             --
    Price 2 ..............................................      9,204,878             --      1.308     12,038,079             --
    Price 3 ..............................................      1,610,933             --      1.296      2,087,129             --
    Price 4 ..............................................        471,137             --      1.280        602,846             --
    Price 5 ..............................................        779,945             --      1.268        988,695             --
    Price 6 ..............................................             --             --      1.300             --             --

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Greenwich Street Series Fund
  Appreciation Portfolio
    Price 1 ..............................................         79,537             --     $0.775     $   61,602     $       --
    Price 2 ..............................................        205,234             --      0.772        158,422             --
    Price 3 ..............................................             --             --      0.770             --             --
    Price 4 ..............................................            361             --      0.767            277             --
    Price 5 ..............................................         10,906             --      0.765          8,349             --
    Price 6 ..............................................        158,885             --      0.771        122,442             --
  Equity Index Portfolio - Class II Shares
    Price 1 ..............................................      2,999,591             --      0.663      1,989,063             --
    Price 2 ..............................................      4,457,211             --      0.658      2,934,267             --
    Price 3 ..............................................             --             --      0.655             --             --
    Price 4 ..............................................      1,834,601             --      0.650      1,192,544             --
    Price 5 ..............................................        235,737             --      0.647        152,405             --
    Price 6 ..............................................     10,110,522             --      0.656      6,631,835             --
  Fundamental Value Portfolio
    Price 1 ..............................................        415,983             --      0.724        301,147             --
    Price 2 ..............................................        693,928             --      0.722        500,687             --
    Price 3 ..............................................             --             --      0.720             --             --
    Price 4 ..............................................         27,483             --      0.717         19,714             --
    Price 5 ..............................................         22,981             --      0.716         16,443             --
    Price 6 ..............................................      2,191,811             --      0.720      1,578,791             --

Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares
    Price 1 ..............................................        681,958             --      0.553        376,874             --
    Price 2 ..............................................         28,529             --      0.551         15,713             --
    Price 3 ..............................................             --             --      0.549             --             --
    Price 4 ..............................................          8,353             --      0.548          4,574             --
    Price 5 ..............................................         30,854             --      0.546         16,852             --
    Price 6 ..............................................         99,571             --      0.550         54,749             --
  Balanced Portfolio - Service Shares
    Price 1 ..............................................      1,732,684             --      0.894      1,549,113             --
    Price 2 ..............................................        163,634             --      0.891        145,809             --
    Price 3 ..............................................          1,471             --      0.889          1,308             --
    Price 4 ..............................................          3,729             --      0.886          3,304             --
    Price 5 ..............................................         36,827             --      0.884         32,542             --
    Price 6 ..............................................        846,384             --      0.890        752,927             --
  Worldwide Growth Portfolio - Service Shares
    Price 1 ..............................................      1,259,857             --      0.621        782,117             --
    Price 2 ..............................................        186,360             --      0.619        115,305             --
    Price 3 ..............................................             --             --      0.617             --             --
    Price 4 ..............................................         13,379             --      0.615          8,229             --
    Price 5 ..............................................         22,552             --      0.614         13,837             --
    Price 6 ..............................................        429,601             --      0.618        265,359             --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Price 1 ..............................................      1,433,047             --     $1.148     $1,644,774     $       --
    Price 2 ..............................................        354,014             --      1.144        404,960             --
    Price 3 ..............................................             --             --      1.141             --             --
    Price 4 ..............................................         29,918             --      1.137         34,023             --
    Price 5 ..............................................         43,128             --      1.134         48,924             --
    Price 6 ..............................................        889,048             --      1.142      1,015,288             --

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Price 1 ..............................................        915,170             --      0.705        645,626             --
    Price 2 ..............................................        133,696             --      0.703         94,004             --
    Price 3 ..............................................             --             --      0.701             --             --
    Price 4 ..............................................         17,075             --      0.699         11,936             --
    Price 5 ..............................................         13,050             --      0.697          9,100             --
    Price 6 ..............................................        361,446             --      0.702        253,717             --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price 1 ..............................................        970,390             --      0.889        862,688             --
    Price 2 ..............................................        109,259             --      0.886         96,808             --
    Price 3 ..............................................            873             --      0.884            772             --
    Price 4 ..............................................         75,450             --      0.881         66,463             --
    Price 5 ..............................................         20,903             --      0.879         18,366             --
    Price 6 ..............................................        354,693             --      0.885        313,748             --
  Putnam VT Voyager II Fund - Class IB Shares
    Price 1 ..............................................         84,242             --      0.567         47,768             --
    Price 2 ..............................................          6,121             --      0.565          3,459             --
    Price 3 ..............................................             --             --      0.564             --             --
    Price 4 ..............................................          8,720             --      0.562          4,899             --
    Price 5 ..............................................         11,361             --      0.560          6,367             --
    Price 6 ..............................................         55,233             --      0.564         31,163             --

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Price 1 ..............................................      1,398,103             --      1.234      1,725,451             --
    Price 2 ..............................................        926,755             --      1.224      1,134,230             --
    Price 3 ..............................................          3,388             --      1.216          4,121             --
    Price 4 ..............................................        158,645             --      1.206        191,345             --
    Price 5 ..............................................         62,773             --      1.199         75,239             --
    Price 6 ..............................................      2,774,490             --      1.219      3,381,529             --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Salomon Brothers Variable Series Fund Inc. (continued)
  Investors Fund - Class I
    Price 1 ..............................................        539,109             --     $1.118     $  602,711     $       --
    Price 2 ..............................................        497,449             --      1.109        551,426             --
    Price 3 ..............................................         57,667             --      1.101         63,518             --
    Price 4 ..............................................         75,511             --      1.092         82,469             --
    Price 5 ..............................................         78,635             --      1.085         85,336             --
    Price 6 ..............................................        870,678             --      1.104        961,071             --
  Small Cap Growth Fund - Class I
    Price 1 ..............................................        593,152             --      0.633        375,312             --
    Price 2 ..............................................         39,523             --      0.631         24,924             --
    Price 3 ..............................................          1,030             --      0.629            648             --
    Price 4 ..............................................         14,644             --      0.627          9,181             --
    Price 5 ..............................................          3,265             --      0.625          2,042             --
    Price 6 ..............................................         69,007             --      0.630         43,444             --
  Total Return Fund - Class I
    Price 1 ..............................................          2,297             --      1.039          2,388             --
    Price 2 ..............................................         89,345             --      1.031         92,081             --
    Price 3 ..............................................             --             --      1.024             --             --
    Price 4 ..............................................         25,428             --      1.015         25,818             --
    Price 5 ..............................................         39,801             --      1.009         40,153             --
    Price 6 ..............................................        427,969             --      1.026        439,192             --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Price 1 ..............................................         36,571             --      0.661         24,172             --
    Price 2 ..............................................         14,667             --      0.659          9,663             --
    Price 3 ..............................................             --             --      0.657             --             --
    Price 4 ..............................................         11,089             --      0.655          7,263             --
    Price 5 ..............................................         33,413             --      0.653         21,829             --
    Price 6 ..............................................         79,175             --      0.658         52,071             --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Price 1 ..............................................         14,777             --      0.654          9,667             --
    Price 2 ..............................................         28,903             --      0.652         18,845             --
    Price 3 ..............................................             --             --      0.650             --             --
    Price 4 ..............................................             38             --      0.648             25             --
    Price 5 ..............................................          9,111             --      0.647          5,891             --
    Price 6 ..............................................         15,167             --      0.651          9,872             --

Strong Variable Insurance Funds, Inc. ....................
  Strong Multi Cap Value Fund II
    Price 1 ..............................................        223,093             --      1.057        235,732             --
    Price 2 ..............................................        139,394             --      1.048        146,037             --
    Price 3 ..............................................             --             --      1.041             --             --
    Price 4 ..............................................         26,072             --      1.032         26,908             --
    Price 5 ..............................................          5,376             --      1.025          5,513             --
    Price 6 ..............................................        363,737             --      1.043        379,441             --

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
The Travelers Series Trust
  Convertible Securities Portfolio
    Price 1 ..............................................         32,902             --     $1.121     $   36,875     $       --
    Price 2 ..............................................             --             --      1.113             --             --
    Price 3 ..............................................         74,378             --      1.108         82,391             --
    Price 4 ..............................................         11,298             --      1.100         12,431             --
    Price 5 ..............................................          5,244             --      1.095          5,742             --
    Price 6 ..............................................             --             --      1.110             --             --
  Disciplined Mid Cap Stock Portfolio
    Price 1 ..............................................      1,086,973             --      1.370      1,488,919             --
    Price 2 ..............................................      1,638,704             --      1.358      2,225,547             --
    Price 3 ..............................................         68,976             --      1.349         93,078             --
    Price 4 ..............................................         61,997             --      1.338         82,949             --
    Price 5 ..............................................         94,044             --      1.329        125,021             --
    Price 6 ..............................................      1,139,600             --      1.352      1,541,102             --
  Equity Income Portfolio
    Price 1 ..............................................      1,442,911             --      1.067      1,539,387             --
    Price 2 ..............................................      3,877,818             --      1.055      4,092,289             --
    Price 3 ..............................................             --             --      1.047             --             --
    Price 4 ..............................................      1,535,264             --      1.035      1,589,634             --
    Price 5 ..............................................        237,038             --      1.027        243,428             --
    Price 6 ..............................................      9,014,270             --      1.050      9,461,065             --
  Federated High Yield Portfolio
    Price 1 ..............................................            105             --      1.029            108             --
    Price 2 ..............................................         89,229             --      1.018         90,855             --
    Price 3 ..............................................             --             --      1.010             --             --
    Price 4 ..............................................          8,869             --      1.000          8,868             --
    Price 5 ..............................................         11,997             --      0.992         11,902             --
    Price 6 ..............................................        136,893             --      1.013        138,666             --
  Federated Stock Portfolio
    Price 1 ..............................................        365,304             --      1.111        405,977             --
    Price 2 ..............................................        837,314             --      1.099        920,395             --
    Price 3 ..............................................             --             --      1.090             --             --
    Price 4 ..............................................        128,587             --      1.078        138,665             --
    Price 5 ..............................................         17,301             --      1.070         18,504             --
    Price 6 ..............................................      1,644,124             --      1.093      1,797,418             --

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Price 1 ..............................................        625,512             --     $0.955     $  597,505     $       --
    Price 2 ..............................................      5,781,266             --      0.945      5,462,636             --
    Price 3 ..............................................             --             --      0.937             --             --
    Price 4 ..............................................        694,193             --      0.927        643,551             --
    Price 5 ..............................................         96,255             --      0.920         88,509             --
    Price 6 ..............................................      7,267,402             --      0.940      6,829,473             --
  Lazard International Stock Portfolio
    Price 1 ..............................................         21,416             --      0.742         15,893             --
    Price 2 ..............................................        793,486             --      0.734        582,529             --
    Price 3 ..............................................             --             --      0.728             --             --
    Price 4 ..............................................        142,840             --      0.720        102,900             --
    Price 5 ..............................................         34,178             --      0.715         24,422             --
    Price 6 ..............................................      1,208,152             --      0.730        882,166             --
  MFS Emerging Growth Portfolio
    Price 1 ..............................................         31,236             --      0.533         16,653             --
    Price 2 ..............................................         16,783             --      0.531          8,917             --
    Price 3 ..............................................             --             --      0.530             --             --
    Price 4 ..............................................          2,747             --      0.528          1,451             --
    Price 5 ..............................................         18,587             --      0.527          9,794             --
    Price 6 ..............................................         11,865             --      0.530          6,295             --
  MFS Mid Cap Growth Portfolio
    Price 1 ..............................................        202,508             --      0.830        168,153             --
    Price 2 ..............................................      1,775,158             --      0.823      1,461,452             --
    Price 3 ..............................................        153,692             --      0.818        125,722             --
    Price 4 ..............................................        247,468             --      0.811        200,706             --
    Price 5 ..............................................        121,824             --      0.806         98,172             --
    Price 6 ..............................................      2,515,434             --      0.820      2,062,062             --
  MFS Research Portfolio
    Price 1 ..............................................         79,115             --      0.824         65,210             --
    Price 2 ..............................................        698,313             --      0.817        570,704             --
    Price 3 ..............................................          7,672             --      0.812          6,230             --
    Price 4 ..............................................         28,508             --      0.805         22,955             --
    Price 5 ..............................................         21,284             --      0.800         17,030             --
    Price 6 ..............................................        463,710             --      0.814        377,366             --
  Social Awareness Stock Portfolio
    Price 1 ..............................................        332,072             --      1.230        408,296             --
    Price 2 ..............................................      1,871,608             --      1.214      2,272,763             --
    Price 3 ..............................................        333,791             --      1.203        401,560             --
    Price 4 ..............................................        396,867             --      1.188        471,528             --
    Price 5 ..............................................        447,507             --      1.177        526,749             --
    Price 6 ..............................................      3,494,280             --      1.207      4,216,813             --

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
The Travelers Series Trust  (continued)
  Travelers Quality Bond Portfolio
    Price 1 ..............................................        236,922             --     $1.318     $  312,379     $       --
    Price 2 ..............................................      2,407,596             --      1.305      3,141,133             --
    Price 3 ..............................................        171,337             --      1.294        221,785             --
    Price 4 ..............................................        393,375             --      1.281        503,862             --
    Price 5 ..............................................        221,234             --      1.271        281,142             --
    Price 6 ..............................................      1,222,675             --      1.298      1,586,815             --
  U.S. Government Securities Portfolio
    Price 1 ..............................................        517,948             --      1.621        839,469             --
    Price 2 ..............................................      2,881,421             --      1.601      4,612,171             --
    Price 3 ..............................................        497,491             --      1.586        788,917             --
    Price 4 ..............................................        447,087             --      1.566        700,213             --
    Price 5 ..............................................        261,077             --      1.552        405,086             --
    Price 6 ..............................................      2,516,486             --      1.591      4,003,071             --
  Utilities Portfolio
    Price 1 ..............................................        125,367             --      0.986        123,613             --
    Price 2 ..............................................      1,114,906             --      0.974      1,085,671             --
    Price 3 ..............................................         77,877             --      0.965         75,129             --
    Price 4 ..............................................        171,326             --      0.953        163,237             --
    Price 5 ..............................................         60,637             --      0.944         57,236             --
    Price 6 ..............................................      1,171,905             --      0.968      1,134,105             --

Travelers Series Fund Inc. ...............................
  AIM Capital Appreciation Portfolio
    Price 1 ..............................................         63,409             --      0.657         41,674             --
    Price 2 ..............................................      1,194,096             --      0.655        782,162             --
    Price 3 ..............................................             --             --      0.653             --             --
    Price 4 ..............................................         44,857             --      0.651         29,211             --
    Price 5 ..............................................          9,555             --      0.650          6,206             --
    Price 6 ..............................................      1,031,030             --      0.654        674,212             --
  Alliance Growth Portfolio
    Price 1 ..............................................        489,407             --      1.065        521,453             --
    Price 2 ..............................................     21,981,668             --      1.052     23,130,924             --
    Price 3 ..............................................        518,075             --      1.042        540,087             --
    Price 4 ..............................................      1,016,916             --      1.030      1,046,981             --
    Price 5 ..............................................        372,812             --      1.020        380,266             --
    Price 6 ..............................................      8,885,321             --      1.046      9,291,749             --
  MFS Total Return Portfolio
    Price 1 ..............................................      2,201,507             --      1.549      3,410,314             --
    Price 2 ..............................................      4,135,912             --      1.530      6,327,462             --
    Price 3 ..............................................         83,652             --      1.516        126,788             --
    Price 4 ..............................................      1,565,486             --      1.497      2,343,356             --
    Price 5 ..............................................        487,466             --      1.483        722,907             --
    Price 6 ..............................................      3,806,000             --      1.520      5,786,638             --
  Putnam Diversified Income Portfolio
    Price 1 ..............................................         62,808             --      1.186         74,498             --
    Price 2 ..............................................        578,159             --      1.171        677,260             --
    Price 3 ..............................................         49,563             --      1.161         57,520             --
    Price 4 ..............................................        207,068             --      1.146        237,334             --
    Price 5 ..............................................        106,221             --      1.135        120,614             --
    Price 6 ..............................................        505,466             --      1.164        588,434             --

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio
    Price 1 ..............................................      1,482,732             --     $0.636     $  943,158     $       --
    Price 2 ..............................................      1,128,359             --      0.634        715,333             --
    Price 3 ..............................................             --             --      0.632             --             --
    Price 4 ..............................................         54,158             --      0.630         34,133             --
    Price 5 ..............................................         14,775             --      0.629          9,289             --
    Price 6 ..............................................      2,480,829             --      0.633      1,570,123             --
  Smith Barney High Income Portfolio
    Price 1 ..............................................         21,046             --      1.011         21,278             --
    Price 2 ..............................................        369,750             --      0.999        369,216             --
    Price 3 ..............................................         28,766             --      0.989         28,459             --
    Price 4 ..............................................         90,083             --      0.977         88,032             --
    Price 5 ..............................................         66,368             --      0.968         64,259             --
    Price 6 ..............................................        555,853             --      0.992        551,637             --
  Smith Barney International All Cap Growth Portfolio
    Price 1 ..............................................         99,780             --      0.702         70,089             --
    Price 2 ..............................................      2,622,169             --      0.694      1,819,064             --
    Price 3 ..............................................        335,149             --      0.687        230,338             --
    Price 4 ..............................................        281,821             --      0.679        191,287             --
    Price 5 ..............................................        132,135             --      0.672         88,852             --
    Price 6 ..............................................      2,046,810             --      0.689      1,411,117             --
  Smith Barney Large Cap Value Portfolio
    Price 1 ..............................................      2,719,761             --      1.102      2,996,970             --
    Price 2 ..............................................        893,672             --      1.088        972,521             --
    Price 3 ..............................................        734,035             --      1.078        791,357             --
    Price 4 ..............................................        249,688             --      1.065        265,841             --
    Price 5 ..............................................        255,034             --      1.055        269,001             --
    Price 6 ..............................................        842,410             --      1.081        911,028             --
  Smith Barney Large Capitalization Growth Portfolio
    Price 1 ..............................................         39,297             --      1.028         40,392             --
    Price 2 ..............................................      1,932,920             --      1.019      1,969,683             --
    Price 3 ..............................................        121,437             --      1.012        122,942             --
    Price 4 ..............................................        266,392             --      1.004        267,359             --
    Price 5 ..............................................         44,408             --      0.997         44,281             --
    Price 6 ..............................................      1,940,776             --      1.015      1,969,116             --
  Smith Barney Money Market Portfolio
    Price 1 ..............................................        384,180             --      1.256        482,466             --
    Price 2 ..............................................      1,402,440             --      1.240      1,739,327             --
    Price 3 ..............................................        434,581             --      1.229        533,955             --
    Price 4 ..............................................        522,225             --      1.213        633,656             --
    Price 5 ..............................................        789,746             --      1.202        949,328             --
    Price 6 ..............................................      1,247,340             --      1.232      1,537,351             --

Van Kampen Life Investment Trust
  Emerging Growth Portfolio - Class II Shares
    Price 1 ..............................................        151,687             --      0.548         83,141             --
    Price 2 ..............................................         43,160             --      0.546         23,577             --
    Price 3 ..............................................             --             --      0.545             --             --
    Price 4 ..............................................         18,844             --      0.543         10,234             --
    Price 5 ..............................................         26,158             --      0.542         14,171             --
    Price 6 ..............................................        205,985             --      0.545        112,339             --

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares
    Price 1 ..............................................         13,723             --     $0.639     $    8,772     $       --
    Price 2 ..............................................          5,145             --      0.637          3,278             --
    Price 3 ..............................................             --             --      0.635             --             --
    Price 4 ..............................................         40,595             --      0.633         25,711             --
    Price 5 ..............................................          8,253             --      0.632          5,214             --
    Price 6 ..............................................         28,795             --      0.636         18,314             --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price 1 ..............................................        239,285             --      0.702        168,023             --
    Price 2 ..............................................          6,439             --      0.700          4,506             --
    Price 3 ..............................................             --             --      0.698             --             --
    Price 4 ..............................................         42,438             --      0.696         29,527             --
    Price 5 ..............................................          5,594             --      0.694          3,883             --
    Price 6 ..............................................         44,797             --      0.699         31,299             --

Variable Insurance Products Fund
  Equity Income Portfolio - Initial Class
    Price 1 ..............................................        160,504             --      1.311        210,358             --
    Price 2 ..............................................     12,326,008             --      1.294     15,954,289             --
    Price 3 ..............................................      1,435,393             --      1.282      1,840,645             --
    Price 4 ..............................................        409,742             --      1.266        518,915             --
    Price 5 ..............................................      1,219,087             --      1.255      1,529,539             --
    Price 6 ..............................................          4,370             --      1.286          5,621             --
  Growth Portfolio - Initial Class
    Price 1 ..............................................        467,001             --      1.163        543,093             --
    Price 2 ..............................................     20,810,968             --      1.149     23,902,412             --
    Price 3 ..............................................      3,310,013             --      1.138      3,766,261             --
    Price 4 ..............................................        763,284             --      1.124        857,732             --
    Price 5 ..............................................      1,129,017             --      1.113      1,256,907             --
    Price 6 ..............................................             --             --      1.141             --             --
  High Income Portfolio - Initial Class
    Price 1 ..............................................         36,031             --      0.843         30,365             --
    Price 2 ..............................................      1,835,312             --      0.832      1,527,506             --
    Price 3 ..............................................        381,847             --      0.825        314,859             --
    Price 4 ..............................................        182,656             --      0.814        148,749             --
    Price 5 ..............................................        153,074             --      0.807        123,497             --
    Price 6 ..............................................             --             --      0.827             --             --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Price 1 ..............................................         73,597             --      1.312         96,576             --
    Price 2 ..............................................      7,564,566             --      1.296      9,802,962             --
    Price 3 ..............................................        554,458             --      1.284        711,838             --
    Price 4 ..............................................        533,952             --      1.268        677,003             --
    Price 5 ..............................................        459,780             --      1.256        577,522             --
    Price 6 ..............................................             --             --      1.288             --             --

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                        DECEMBER 31, 2002
                                                             ---------------------------------------------------------------------
                                                             ACCUMULATION        ANNUITY      UNIT    ACCUMULATION      ANNUITY
                                                                 UNITS            UNITS      VALUE     NET ASSETS      NET ASSETS
                                                             ------------        -------     ------   ------------     -----------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Price 1 ..............................................      2,680,748             --     $0.855  $   2,291,412     $       --
    Price 2 ..............................................        251,956             --      0.852        214,642             --
    Price 3 ..............................................             --             --      0.850             --             --
    Price 4 ..............................................      1,049,634             --      0.847        888,982             --
    Price 5 ..............................................         21,217             --      0.845         17,925             --
    Price 6 ..............................................        310,059             --      0.850        263,701             --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Price 1 ..............................................         35,320             --      0.779         27,523             --
    Price 2 ..............................................         25,942             --      0.777         20,149             --
    Price 3 ..............................................             --             --      0.775             --             --
    Price 4 ..............................................             --             --      0.772             --             --
    Price 5 ..............................................         13,031             --      0.770         10,037             --
    Price 6 ..............................................         67,081             --      0.775         52,012             --
  Mid Cap Portfolio - Service Class 2
    Price 1 ..............................................        652,170             --      0.924        602,911             --
    Price 2 ..............................................        237,347             --      0.921        218,689             --
    Price 3 ..............................................             --             --      0.919             --             --
    Price 4 ..............................................         15,143             --      0.916         13,872             --
    Price 5 ..............................................         27,675             --      0.914         25,287             --
    Price 6 ..............................................        481,321             --      0.920        442,741             --
                                                                                                     -------------     ----------

Net Contract Owners' Equity ..............................                                           $ 741,157,912     $  186,991
                                                                                                     =============     ==========

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                       ---------------------------------------------------------
INVESTMENTS                                                               NO. OF         MARKET        COST OF        PROCEEDS
                                                                          SHARES         VALUE        PURCHASES      FROM SALES
                                                                       ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (8.0%)
    Total (Cost $113,313,071)                                             1,331,845   $ 59,107,281   $  9,022,428   $  9,335,494
                                                                       ------------   ------------   ------------   ------------

DREYFUS STOCK INDEX FUND (2.6%)
  Total (Cost $28,150,771)                                                  845,367     18,995,402      3,224,623      3,303,813
                                                                       ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.6%)
    Total (Cost $5,276,606)                                                 584,288      4,738,579      2,249,101      1,042,450
                                                                       ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (4.5%)
    Total (Cost $44,620,602)                                              2,501,438     33,018,977      6,486,995      3,527,901
                                                                       ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (2.1%)
    Total (Cost $15,391,161)                                             15,391,161     15,391,161     20,915,278     15,418,534
                                                                       ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $411,982)                                                    19,969        323,905        301,651         77,605
                                                                       ------------   ------------   ------------   ------------

CITISTREET FUNDS, INC. (39.3%)
  CitiStreet Diversified Bond Fund - Class I (Cost $100,057,375)          9,209,703    106,464,169     22,691,162      9,848,794
  CitiStreet International Stock Fund - Class I (Cost $104,934,344)       7,000,957     64,898,868     21,501,217      6,311,427
  CitiStreet Large Company Stock Fund - Class I (Cost $134,150,393)       9,749,452     81,797,901     20,200,546      3,164,139
  CitiStreet Small Company Stock Fund - Class I (Cost $58,174,415)        4,477,095     38,100,081      7,609,074      2,954,388
                                                                       ------------   ------------   ------------   ------------
    Total (Cost $397,316,527)                                            30,437,207    291,261,019     72,001,999     22,278,748
                                                                       ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.1%)
  Credit Suisse Emerging Markets Portfolio
    Total (Cost $1,290,695)                                                 119,479        888,925        257,257        196,348
                                                                       ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.7%)
  VIP REIT Series - Standard Class (Cost $1,724,617)                        149,028      1,748,103      1,353,108        178,725
  VIP Small Cap Value Series - Standard Class (Cost $3,187,467)             168,377      3,054,365      2,234,768        561,964
                                                                       ------------   ------------   ------------   ------------
    Total (Cost $4,912,084)                                                 317,405      4,802,468      3,587,876        740,689
                                                                       ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (3.7%)
  Appreciation Portfolio - Initial Shares (Cost $20,982,015)                553,665     15,934,480      1,844,709      2,790,890
  Small Cap Portfolio - Initial Shares (Cost $16,802,793)                   399,672     11,350,680      3,966,052      1,088,181
                                                                       ------------   ------------   ------------   ------------
    Total (Cost $37,784,808)                                                953,337     27,285,160      5,810,761      3,879,071
                                                                       ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.1%)
  Templeton Global Asset Allocation Fund - Class 1 (Cost $8,321,805)        443,633      6,472,593        824,702      1,177,281
  Templeton Global Income Securities Fund - Class 1 (Cost $0)                    --             --        118,632        601,127
  Templeton Growth Securities Fund - Class 1 (Cost $23,935,617)           1,871,947     16,229,784      2,328,199      2,507,469
                                                                       ------------   ------------   ------------   ------------
    Total (Cost $32,257,422)                                              2,315,580     22,702,377      3,271,533      4,285,877
                                                                       ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (2.1%)
  Appreciation Portfolio (Cost $379,997)                                     19,973        351,124        388,185         71,809
  Equity Index Portfolio - Class II Shares (Cost $17,498,027)               602,022     12,901,332      5,328,094        749,760
  Fundamental Value Portfolio (Cost $2,909,522)                             166,003      2,417,005      2,307,154        105,464
                                                                       ------------   ------------   ------------   ------------
    Total (Cost $20,787,546)                                                787,998     15,669,461      8,023,433        927,033
                                                                       ------------   ------------   ------------   ------------

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)                                           FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                            -----------------------------------------------------
                                                                              NO. OF         MARKET       COST OF      PROCEEDS
                                                                              SHARES         VALUE       PURCHASES    FROM SALES
                                                                            -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (0.6%)
  Aggressive Growth Portfolio - Service Shares (Cost $581,835)                   30,013   $   468,797   $   320,094   $     5,403
  Balanced Portfolio - Service Shares (Cost $2,658,515)                         116,566     2,485,196     1,581,394       106,825
  Worldwide Growth Portfolio - Service Shares (Cost $1,494,783)                  56,560     1,184,936       843,369        65,432
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $4,735,133)                                                     203,139     4,138,929     2,744,857       177,660
                                                                            -----------   -----------   -----------   -----------

OCC ACCUMULATION TRUST (0.0%)
  Equity Portfolio
    Total (Cost $0)                                                                  --            --       168,285     1,436,378
                                                                            -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.4%)
  Total Return Portfolio - Administrative Class
    Total (Cost $3,100,631)                                                     307,744     3,148,221     2,941,097       237,063
                                                                            -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.3%)
  Putnam VT International Growth Fund - Class IB Shares (Cost $1,091,264)       100,442     1,014,460     1,973,592     1,181,583
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,598,861)            111,756     1,358,951     1,510,246       240,893
  Putnam VT Voyager II Fund - Class IB Shares (Cost $117,059)                    26,761        93,664        77,835         6,692
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $2,807,184)                                                     238,959     2,467,075     3,561,673     1,429,168
                                                                            -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (1.3%)
  Capital Fund - Class I (Cost $8,369,340)                                      578,374     6,512,491     3,275,181       445,767
  Investors Fund - Class I (Cost $2,995,151)                                    241,683     2,346,741       931,837       382,326
  Small Cap Growth Fund - Class I (Cost $596,222)                                55,424       455,584       524,122        91,156
  Total Return Fund - Class I (Cost $652,412)                                    62,927       599,693       299,413        76,253
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $12,613,125)                                                    938,408     9,914,509     5,030,553       995,502
                                                                            -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.0%)
  Smith Barney Large Cap Core Portfolio (Cost $130,354)                          16,313       115,010       117,576        16,370
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $56,508)         5,046        44,304        27,017         7,429
                                                                            -----------   -----------   -----------   -----------
    Total (Cost $186,862)                                                        21,359       159,314       144,593        23,799
                                                                            -----------   -----------   -----------   -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $1,016,515)                                                     108,875       793,701       703,520        90,484
                                                                            -----------   -----------   -----------   -----------

THE MONTGOMERY FUNDS III (0.0%)
  Montgomery Variable Series: Growth Fund
    Total (Cost $0)                                                                  --            --        41,096       279,761
                                                                            -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (10.1%)
  Convertible Securities Portfolio (Cost $160,338)                               14,214       137,452       170,510       205,367
  Disciplined Mid Cap Stock Portfolio (Cost $6,512,533)                         423,882     5,557,098     3,479,726     1,024,373
  Equity Income Portfolio (Cost $19,896,355)                                  1,327,642    16,927,431     4,488,526     2,188,158
  Federated High Yield Portfolio (Cost $328,519)                                 33,979       250,424       125,007       103,897
  Federated Stock Portfolio (Cost $4,078,450)                                   272,078     3,281,261     1,387,824       320,699
  Large Cap Portfolio (Cost $22,550,203)                                      1,283,973    13,622,958     2,269,665     1,714,282
  Lazard International Stock Portfolio (Cost $2,409,317)                        203,295     1,608,064       463,318       358,258
  MFS Emerging Growth Portfolio (Cost $55,620)                                    5,955        43,114        41,278         4,473
  MFS Mid Cap Growth Portfolio (Cost $10,229,591)                               820,052     4,116,661     1,441,125       519,924
  MFS Research Portfolio (Cost $1,708,658)                                      162,514     1,059,592       349,969       408,688
  Social Awareness Stock Portfolio (Cost $12,062,842)                           461,799     8,298,524     1,545,214     1,295,217

                                      -73-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)                                            FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                           ---------------------------------------------------------
                                                                              NO. OF         MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
The Travelers Series Trust  (continued)
  Travelers Quality Bond Portfolio (Cost $6,129,753)                            548,295      6,047,696      2,791,521      1,461,007
  U.S. Government Securities Portfolio (Cost $11,023,464)                       863,775     11,350,004      7,104,002      2,217,549
  Utilities Portfolio (Cost $4,593,023)                                         295,217      2,639,242        999,949        726,669
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $101,738,666)                                                 6,716,670     74,939,521     26,657,634     12,548,561
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (11.0%)
  AIM Capital Appreciation Portfolio (Cost $1,609,936)                          197,122      1,533,607      1,831,323        248,969
  Alliance Growth Portfolio (Cost $75,724,655)                                2,868,913     34,914,674      3,040,441      4,761,008
  MFS Total Return Portfolio (Cost $21,425,918)                               1,316,401     18,719,221      8,466,943      1,275,227
  Putnam Diversified Income Portfolio (Cost $2,137,040)                         212,057      1,755,835      1,105,574        841,068
  Smith Barney Aggressive Growth Portfolio (Cost $4,048,430)                    361,983      3,272,325      3,016,442        192,709
  Smith Barney High Income Portfolio (Cost $1,502,420)                          179,392      1,122,992      1,607,768      1,388,179
  Smith Barney International All Cap Growth Portfolio (Cost $5,841,574)         433,573      3,811,109      2,345,285      2,288,828
  Smith Barney Large Cap Value Portfolio (Cost $8,657,688)                      469,534      6,207,241      1,784,445      1,151,326
  Smith Barney Large Capitalization Growth Portfolio (Cost $6,425,371)          453,203      4,414,198        854,755        750,840
  Smith Barney Money Market Portfolio (Cost $5,874,830)                       5,874,830      5,874,830      6,688,620      6,264,330
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $133,247,862)                                                12,367,008     81,626,032     30,741,596     19,162,484
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Emerging Growth Portfolio - Class II Shares (Cost $299,574)                    12,781        243,484        325,538         81,244
  Enterprise Portfolio - Class II Shares (Cost $78,515)                           5,854         61,295        153,061         79,922
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $378,089)                                                        18,635        304,779        478,599        161,166
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $265,003)                                                        33,416        237,257        202,900          7,231
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (7.1%)
  Equity Income Portfolio - Initial Class (Cost $25,950,972)                  1,104,694     20,061,242      2,760,129      4,080,405
  Growth Portfolio - Initial Class (Cost $59,664,519)                         1,293,908     30,329,209      2,716,504      5,835,224
  High Income Portfolio - Initial Class (Cost $3,158,705)                       361,751      2,145,182        489,019        493,482
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $88,774,196)                                                  2,760,353     52,535,633      5,965,652     10,409,111
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Asset Manager Portfolio - Initial Class (Cost $15,198,132)                    930,746     11,867,006        996,317      2,406,993
  Contrafund(R) Portfolio - Service Class 2 (Cost $3,928,093)                   204,845      3,676,970      2,630,169        157,458
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $19,126,225)                                                  1,135,591     15,543,976      3,626,486      2,564,451
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.2%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $116,181)       19,525        109,731        155,562         44,485
  Mid Cap Portfolio - Service Class 2 (Cost $1,381,586)                          74,963      1,303,608      1,258,309        125,131
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,497,767)                                                      94,488      1,413,339      1,413,871        169,616
                                                                           ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $1,071,000,533)                                                                   $741,407,001   $219,575,347   $114,705,998
                                                                                          ============   ============   ============

                                      -74-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS

                                                 YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                ENDED    UNITS     LOWEST TO   ASSETS     INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)  ($000S)   RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------  -----------------
CAPITAL APPRECIATION FUND                        2002   44,681  1.286 - 1.344   59,102       1.58     0.60 - 1.30  (26.09) - (25.50)
                                                 2001   45,401  1.740 - 1.804   80,894       0.47     0.60 - 1.30  (27.04) - (26.55)

DREYFUS STOCK INDEX FUND                         2002   14,628  1.266 - 1.322   18,994       1.35     0.60 - 1.30  (23.32) - (22.83)
                                                 2001   14,780  1.651 - 1.713   24,941       1.09     0.60 - 1.30  (13.33) - (12.74)

HIGH YIELD BOND TRUST                            2002    3,226  1.430 - 1.494    4,738      15.29     0.60 - 1.30       3.25 - 3.97
                                                 2001    2,850  1.385 - 1.437    4,039       6.23     0.60 - 1.30       8.12 - 8.95

MANAGED ASSETS TRUST                             2002   23,202  1.384 - 1.446   33,016       6.44     0.60 - 1.30    (9.78) - (9.11)
                                                 2001   22,664  1.534 - 1.591   35,590       2.65     0.60 - 1.30    (6.29) - (5.63)

MONEY MARKET PORTFOLIO                           2002   13,383  1.125 - 1.160   15,395       1.36     0.60 - 1.30       0.00 - 0.78
                                                 2001    8,655  1.125 - 1.151    9,899       3.35     0.60 - 1.30       2.46 - 3.14
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund - Series I        2002      526  0.610 - 0.617      324       0.47     0.60 - 1.30  (31.15) - (30.67)
                                                 2001      220  0.886 - 0.890      196       0.26     0.60 - 1.30   (11.10) - 13.88
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund - Class I     2002   70,560  1.469 - 1.534  106,454       4.25     0.60 - 1.30       7.54 - 8.26
                                                 2001   63,795  1.366 - 1.417   89,094       4.24     0.60 - 1.30       5.48 - 6.22

  CitiStreet International Stock Fund - Class I  2002   69,771  0.905 - 0.946   64,893       0.63     0.60 - 1.30  (23.37) - (22.78)
                                                 2001   57,697  1.181 - 1.225   69,699       1.39     0.60 - 1.30  (22.46) - (21.88)

  CitiStreet Large Company Stock Fund - Class I  2002   94,934  0.839 - 0.876   81,790       0.67     0.60 - 1.30  (23.80) - (23.29)
                                                 2001   77,891  1.101 - 1.142   87,734       0.88     0.60 - 1.30  (16.84) - (16.28)

  CitiStreet Small Company Stock Fund - Class I  2002   39,742  0.933 - 0.974   38,097       0.53     0.60 - 1.30  (24.70) - (24.20)
                                                 2001   35,967  1.239 - 1.285   45,585       0.04     0.60 - 1.30       0.24 - 0.94
CREDIT SUISSE TRUST
  Credit Suisse Emerging Markets Portfolio       2002      860  1.016 - 1.046      889       0.18     0.60 - 1.30  (12.64) - (12.10)
                                                 2001      814  1.163 - 1.190      960         --     0.60 - 1.30   (10.88) - (9.30)
DELAWARE VIP TRUST
  VIP REIT Series - Standard Class               2002    1,255  1.366 - 1.405    1,748       1.72     0.60 - 1.30       3.17 - 3.92
                                                 2001      446  1.324 - 1.352      598       1.51     0.60 - 1.30       7.38 - 8.16

  VIP Small Cap Value Series - Standard Class    2002    2,374  1.261 - 1.299    3,054       0.43     0.60 - 1.30    (6.80) - (6.21)
                                                 2001    1,211  1.353 - 1.385    1,665       0.77     0.60 - 1.30      2.97 - 13.03
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Shares        2002   18,325  0.852 - 0.879   15,933       1.07     0.60 - 1.30  (17.84) - (17.23)
                                                 2001   19,502  1.037 - 1.062   20,537       0.86     0.60 - 1.30   (10.53) - (9.85)

  Small Cap Portfolio - Initial Shares           2002    9,248  1.203 - 1.240   11,350       0.04     0.60 - 1.30  (20.17) - (19.58)
                                                 2001    7,243  1.507 - 1.542   11,085       0.48     0.60 - 1.30    (7.38) - (6.72)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Templeton Global Asset Allocation Fund
    - Class 1                                    2002    4,883  1.292 - 1.350    6,472       1.98     0.60 - 1.30    (8.68) - (4.73)
                                                 2001    5,204  1.366 - 1.417    7,265       1.43     0.60 - 1.30  (10.89) - (10.26)

  Templeton Growth Securities Fund - Class 1     2002   12,453  1.268 - 1.324   16,228       2.40     0.60 - 1.30  (19.34) - (18.82)
                                                 2001   13,096  1.572 - 1.631   21,077       2.04     0.60 - 1.30    (2.30) - (1.57)

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED    UNITS     LOWEST TO   ASSETS     INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)  ($000S)   RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------  -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                         2002      455  0.765 - 0.775      351       2.50     0.60 - 1.30  (19.26) - (17.99)
                                                 2001       80  0.940 - 0.945       75       0.11     0.60 - 1.30    (5.70) - (1.57)

  Equity Index Portfolio - Class II Shares       2002   19,638  0.647 - 0.663   12,900       2.06     0.60 - 1.30  (23.34) - (22.82)
                                                 2001   13,716  0.844 - 0.859   11,713       0.74     0.60 - 1.30   (13.44) - (6.83)

  Fundamental Value Portfolio                    2002    3,352  0.716 - 0.724    2,417       1.54     0.60 - 1.30  (22.26) - (21.73)
                                                 2001      810  0.921 - 0.925      748       0.12     0.60 - 1.30     (7.60) - 0.88
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares   2002      849  0.546 - 0.553      469         --     0.60 - 1.30  (29.09) - (28.46)
                                                 2001      339  0.770 - 0.773      262         --     0.60 - 1.30    (22.80) - 2.80

  Balanced Portfolio - Service Shares            2002    2,785  0.884 - 0.894    2,485       2.42     0.60 - 1.30    (7.82) - (6.54)
                                                 2001    1,236  0.959 - 0.964    1,191       1.80     0.60 - 1.30     (3.80) - 6.67

  Worldwide Growth Portfolio - Service Shares    2002    1,912  0.614 - 0.621    1,185       0.72     0.60 - 1.30  (26.64) - (26.16)
                                                 2001      864  0.837 - 0.841      726       0.14     0.60 - 1.30    (16.00) - 8.83
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class  2002    2,749  1.134 - 1.148    3,148       4.04     0.60 - 1.30       7.59 - 8.40
                                                 2001      365  1.054 - 1.059      386       2.65     0.60 - 1.30     (1.95) - 5.70
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                              2002    1,440  0.697 - 0.705    1,014       0.55     0.60 - 1.30  (18.76) - (15.88)
                                                 2001      424  0.858 - 0.862      365         --     0.60 - 1.30    (13.90) - 2.50
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                    2002    1,532  0.879 - 0.889    1,359       0.11     0.60 - 1.30  (19.28) - (18.00)
                                                 2001      358  1.089 - 1.094      392         --     0.60 - 1.30      2.92 - 22.77

  Putnam VT Voyager II Fund - Class IB Shares    2002      166  0.560 - 0.567       94         --     0.60 - 1.30  (30.52) - (30.00)
                                                 2001       58  0.806 - 0.810       47         --     0.60 - 1.30   (19.10) - 22.27
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                         2002    5,324  1.199 - 1.234    6,512       0.50     0.60 - 1.30  (25.99) - (25.53)
                                                 2001    3,421  1.620 - 1.657    5,629       1.04     0.60 - 1.30       0.56 - 6.43

  Investors Fund - Class I                       2002    2,119  1.085 - 1.118    2,347       1.28     0.60 - 1.30  (24.07) - (23.53)
                                                 2001    1,704  1.429 - 1.462    2,475       1.31     0.60 - 1.30    (5.36) - (4.69)

  Small Cap Growth Fund - Class I                2002      721  0.625 - 0.633      456         --     0.60 - 1.30  (35.57) - (34.21)
                                                 2001      201  0.970 - 0.975      196         --     0.60 - 1.30    (2.60) - 28.14

  Total Return Fund - Class I                    2002      585  1.009 - 1.039      600       1.63     0.60 - 1.30    (8.02) - (7.48)
                                                 2001      386  1.097 - 1.123      429       2.39     0.60 - 1.30     (1.96) - 6.40
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio          2002      175  0.653 - 0.661      115       0.95     0.60 - 1.30  (26.96) - (26.47)
                                                 2001       35  0.894 - 0.899       32         --     0.60 - 1.30   (10.30) - 12.31
  Smith Barney Premier Selections All
    Cap Growth Portfolio                         2002       68  0.647 - 0.654       44       0.06     0.60 - 1.30   (27.71) - (1.52)
                                                 2001       44  0.895 - 0.899       40         --     0.60 - 1.30   (10.20) - 12.13
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                 2002      758  1.025 - 1.057      794       0.61     0.60 - 1.30  (24.19) - (23.57)
                                                 2001      320  1.352 - 1.383      440       0.01     0.60 - 1.30    (1.14) - 13.23

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                ENDED    UNITS     LOWEST TO   ASSETS     INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)  ($000S)   RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------  -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio               2002      124  1.095 - 1.121      137       6.17     0.60 - 1.30    (8.14) - (7.51)
                                                 2001      179  1.192 - 1.212      216       1.69     0.60 - 1.30    (2.13) - (1.46)

  Disciplined Mid Cap Stock Portfolio            2002    4,090  1.329 - 1.370    5,557       0.65     0.60 - 1.30  (15.46) - (14.80)
                                                 2001    2,490  1.572 - 1.608    3,975       0.31     0.60 - 1.30    (5.24) - (4.63)

  Equity Income Portfolio                        2002   16,107  1.027 - 1.067   16,926       1.16     0.60 - 1.30  (15.05) - (14.43)
                                                 2001   14,182  1.209 - 1.247   17,480       1.15     0.60 - 1.30    (7.85) - (7.15)

  Federated High Yield Portfolio                 2002      247  0.992 - 1.029      250      15.57     0.60 - 1.30       2.37 - 6.19
                                                 2001      274  0.969 - 0.990      270      11.51     0.80 - 1.30       0.62 - 1.12

  Federated Stock Portfolio                      2002    2,993  1.070 - 1.111    3,281       3.03     0.60 - 1.30  (20.33) - (19.84)
                                                 2001    2,206  1.343 - 1.386    3,019       1.19     0.60 - 1.30     (0.57) - 0.81

  Large Cap Portfolio                            2002   14,465  0.920 - 0.955   13,622       0.49     0.60 - 1.30  (23.78) - (23.29)
                                                 2001   14,058  1.207 - 1.245   17,297       0.52     0.60 - 1.30  (18.39) - (17.82)

  Lazard International Stock Portfolio           2002    2,200  0.715 - 0.742    1,608       2.17     0.60 - 1.30  (14.06) - (13.52)
                                                 2001    2,109  0.832 - 0.858    1,787       0.17     0.60 - 1.30  (27.15) - (14.29)

  MFS Emerging Growth Portfolio                  2002       81  0.527 - 0.533       43         --     0.60 - 1.30  (35.10) - (34.68)
                                                 2001       21  0.812 - 0.816       17         --     0.60 - 1.30    (18.50) - 0.62

  MFS Mid Cap Growth Portfolio                   2002    5,016  0.806 - 0.830    4,116         --     0.60 - 1.30  (49.50) - (49.17)
                                                 2001    4,207  1.596 - 1.633    6,811         --     0.60 - 1.30  (24.65) - (24.12)

  MFS Research Portfolio                         2002    1,299  0.800 - 0.824    1,059       0.56     0.60 - 1.30  (26.13) - (25.63)
                                                 2001    1,385  1.083 - 1.108    1,524       0.04     0.60 - 1.30  (23.46) - (22.89)

  Social Awareness Stock Portfolio               2002    6,876  1.177 - 1.230    8,298       0.89     0.60 - 1.30  (25.83) - (25.27)
                                                 2001    6,733  1.587 - 1.646   10,913       0.42     0.60 - 1.30  (16.74) - (16.19)

  Travelers Quality Bond Portfolio               2002    4,653  1.271 - 1.318    6,047       7.81     0.60 - 1.30       4.44 - 5.10
                                                 2001    3,953  1.217 - 1.254    4,901       3.43     0.60 - 1.30       5.73 - 6.54

  U.S. Government Securities Portfolio           2002    7,122  1.552 - 1.621   11,349       8.06     0.60 - 1.30     12.22 - 12.96
                                                 2001    4,336  1.383 - 1.435    6,131       4.00     0.60 - 1.30       4.46 - 5.21

  Utilities Portfolio                            2002    2,722  0.944 - 0.986    2,639       7.00     0.60 - 1.30  (31.09) - (30.61)
                                                 2001    2,695  1.370 - 1.421    3,778       1.86     0.60 - 1.30  (24.02) - (23.48)
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio             2002    2,343  0.650 - 0.657    1,533         --     0.60 - 1.30  (24.77) - (24.40)
                                                 2001       41  0.864 - 0.869       36         --     0.60 - 1.30   (13.30) - 16.89

  Alliance Growth Portfolio                      2002   33,264  1.020 - 1.065   34,911       0.59     0.60 - 1.30  (34.45) - (34.01)
                                                 2001   34,857  1.556 - 1.614   55,564       0.20     0.60 - 1.30  (14.46) - (13.87)

  MFS Total Return Portfolio                     2002   12,280  1.483 - 1.549   18,717       6.90     0.60 - 1.30    (6.49) - (5.84)
                                                 2001    8,720  1.586 - 1.645   14,173       2.65     0.60 - 1.30    (1.31) - (0.60)

                                      -77-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                                ENDED    UNITS     LOWEST TO   ASSETS     INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)  ($000S)   RATIO (%)    HIGHEST (%)     HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Putnam Diversified Income Portfolio            2002    1,509  1.135 - 1.186    1,756      23.08     0.60 - 1.30       4.51 - 5.24
                                                 2001    1,618  1.086 - 1.127    1,795       7.93     0.60 - 1.30       2.84 - 3.58

  Smith Barney Aggressive Growth Portfolio       2002    5,161  0.629 - 0.636    3,272         --     0.60 - 1.30  (33.51) - (33.05)
                                                 2001    1,387  0.946 - 0.950    1,316         --     0.60 - 1.30    (8.83) - 20.97

  Smith Barney High Income Portfolio             2002    1,132  0.968 - 1.011    1,123      22.80     0.60 - 1.30    (4.54) - (3.81)
                                                 2001    1,203  1.014 - 1.051    1,246      12.06     0.60 - 1.30    (4.97) - (4.37)
  Smith Barney International All Cap
    Growth Portfolio                             2002    5,518  0.672 - 0.702    3,811       1.01     0.60 - 1.30  (26.72) - (26.18)
                                                 2001    5,444  0.917 - 0.951    5,106         --     0.60 - 1.30  (32.07) - (31.58)

  Smith Barney Large Cap Value Portfolio         2002    5,695  1.055 - 1.102    6,207       4.12     0.60 - 1.30  (26.38) - (25.84)
                                                 2001    5,358  1.433 - 1.486    7,881       1.35     0.60 - 1.30    (9.36) - (8.72)
  Smith Barney Large Capitalization
    Growth Portfolio                             2002    4,345  0.997 - 1.028    4,414       0.36     0.60 - 1.30  (25.76) - (25.24)
                                                 2001    4,277  1.343 - 1.375    5,828         --     0.60 - 1.30  (13.63) - (13.03)

  Smith Barney Money Market Portfolio            2002    4,781  1.202 - 1.256    5,876       1.26     0.60 - 1.30       0.00 - 0.72
                                                 2001    4,451  1.202 - 1.247    5,453       3.59     0.60 - 1.30       2.30 - 3.06
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II Shares    2002      446  0.542 - 0.548      243       0.03     0.60 - 1.30  (33.50) - (33.09)
                                                 2001       82  0.815 - 0.819       67         --     0.60 - 1.30   (18.20) - 11.48

  Enterprise Portfolio - Class II Shares         2002       97  0.632 - 0.639       61       0.05     0.60 - 1.30  (30.47) - (28.64)
                                                 2001       15  0.909 - 0.913       14         --     0.60 - 1.30    (8.80) - 18.51
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                      2002      339  0.694 - 0.702      237         --     0.60 - 1.30  (26.64) - (25.96)
                                                 2001       78  0.946 - 0.950       74         --     0.60 - 1.30    (5.66) - 22.38
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio - Initial Class        2002   15,555  1.255 - 1.311   20,059       1.79     0.60 - 1.30  (17.97) - (17.44)
                                                 2001   17,148  1.530 - 1.588   26,859       1.73     0.60 - 1.30    (6.19) - (5.48)

  Growth Portfolio - Initial Class               2002   26,480  1.113 - 1.163   30,326       0.26     0.60 - 1.30  (31.04) - (30.53)
                                                 2001   28,726  1.614 - 1.674   47,480       0.08     0.60 - 1.30  (18.69) - (18.14)

  High Income Portfolio - Initial Class          2002    2,589  0.807 - 0.843    2,145      11.30     0.60 - 1.30       2.15 - 2.80
                                                 2001    2,879  0.790 - 0.820    2,327      13.79     0.60 - 1.30  (12.90) - (12.21)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial Class        2002    9,186  1.256 - 1.312   11,866       4.16     0.60 - 1.30    (9.90) - (9.27)
                                                 2001   10,582  1.394 - 1.446   15,105       4.27     0.60 - 1.30    (5.36) - (4.68)

  Contrafund(R) Portfolio - Service Class 2      2002    4,314  0.845 - 0.855    3,677       0.50     0.60 - 1.30   (10.77) - (8.23)
                                                 2001    1,537  0.947 - 0.951    1,462         --     0.60 - 1.30      (5.00) - 3.15

                                      -78-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED    UNITS     LOWEST TO   ASSETS     INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)    HIGHEST ($)  ($000S)   RATIO (%)    HIGHEST (%)    HIGHEST (%)*
                                                ------  ------  -------------  -------  ----------  -------------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                            2002      141  0.770 - 0.779      110       0.28     0.60 - 1.30    (8.77) - (8.14)
                                                 2001       15  0.844 - 0.848       12         --     0.60 - 1.30   (15.30) - 24.12

  Mid Cap Portfolio - Service Class 2            2002    1,414  0.914 - 0.924    1,304       0.38     0.60 - 1.30   (11.18) - (8.31)
                                                 2001      261  1.029 - 1.034      269         --     0.60 - 1.30      2.58 - 12.95

*     Total return  lowest and highest range  displayed is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year.  In  this  case,  the  inception  date  unit  value  is  used in the computation.

                                      -79-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                             CAPITAL APPRECIATION              DREYFUS STOCK
                                                     FUND                       INDEX FUND               HIGH YIELD BOND TRUST
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    45,401,016     46,430,031     14,780,358     15,105,730      2,849,547      2,188,214
Accumulation units purchased and
  transferred from other funding options    11,501,122     15,478,243      3,699,985      4,385,110      1,408,325      1,886,396
Accumulation units redeemed and
  transferred to other funding options .   (12,220,940)   (16,507,258)    (3,852,102)    (4,710,482)    (1,031,807)    (1,225,063)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    44,681,198     45,401,016     14,628,241     14,780,358      3,226,065      2,849,547
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  MANAGED ASSETS               MONEY MARKET              AIM V.I. PREMIER EQUITY
                                                      TRUST                      PORTFOLIO                   FUND - SERIES I
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    22,664,303     21,642,454      8,654,758      3,274,536        220,068             --
Accumulation units purchased and
  transferred from other funding options     5,176,366      7,585,828     26,880,774     17,580,092        396,958        231,334
Accumulation units redeemed and
  transferred to other funding options .    (4,638,207)    (6,563,979)   (22,152,774)   (12,199,870)       (90,644)       (11,266)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    23,202,462     22,664,303     13,382,758      8,654,758        526,382        220,068
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              CITISTREET DIVERSIFIED      CITISTREET INTERNATIONAL      CITISTREET LARGE COMPANY
                                               BOND FUND - CLASS I          STOCK FUND - CLASS I          STOCK FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    63,795,361     31,433,893     57,697,352     37,610,501     77,890,802     51,943,938
Accumulation units purchased and
  transferred from other funding options    28,279,392     54,189,527     33,165,910     35,218,342     38,228,911     42,292,431
Accumulation units redeemed and
  transferred to other funding options .   (21,506,048)   (21,820,217)   (21,090,627)   (15,130,100)   (21,183,776)   (16,343,286)
Annuity units ..........................        (8,866)        (7,842)        (1,353)        (1,391)        (2,218)        (2,281)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    70,559,839     63,795,361     69,771,282     57,697,352     94,933,719     77,890,802
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            CITISTREET SMALL COMPANY         GLOBAL HIGH-YIELD              INTERMEDIATE-TERM
                                               STOCK FUND - CLASS I               BOND FUND                     BOND FUND
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    35,966,986     44,126,237             --     14,972,124             --     15,198,530
Accumulation units purchased and
  transferred from other funding options    14,152,235     17,679,188             --      2,657,786             --      2,554,334
Accumulation units redeemed and
  transferred to other funding options .   (10,375,229)   (25,836,223)            --    (17,629,910)            --    (17,751,520)
Annuity units ..........................        (2,153)        (2,216)            --             --             --         (1,344)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    39,741,839     35,966,986             --             --             --             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                      -80-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                              CREDIT SUISSE EMERGING           VIP REIT SERIES -           VIP SMALL CAP VALUE
                                                MARKETS PORTFOLIO               STANDARD CLASS           SERIES - STANDARD CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       813,920        694,714        445,847        266,200      1,211,495        513,995
Accumulation units purchased and
  transferred from other funding options       278,685        347,909      1,018,001        388,273      1,801,695        912,522
Accumulation units redeemed and
  transferred to other funding options .      (233,015)      (228,703)      (208,748)      (208,626)      (639,081)      (215,022)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       859,590        813,920      1,255,100        445,847      2,374,109      1,211,495
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            APPRECIATION PORTFOLIO -        SMALL CAP PORTFOLIO -        TEMPLETON GLOBAL ASSET
                                                 INITIAL SHARES                INITIAL SHARES           ALLOCATION FUND - CLASS 1
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    19,501,874     17,861,789      7,242,852      4,282,993      5,204,296      5,275,225
Accumulation units purchased and
  transferred from other funding options     3,815,385      5,820,178      4,377,966      5,665,641        727,577      1,008,870
Accumulation units redeemed and
  transferred to other funding options .    (4,992,084)    (4,180,093)    (2,372,802)    (2,705,782)    (1,049,128)    (1,079,799)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    18,325,175     19,501,874      9,248,016      7,242,852      4,882,745      5,204,296
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             TEMPLETON GLOBAL INCOME        TEMPLETON GROWTH
                                            SECURITIES FUND - CLASS 1    SECURITIES FUND - CLASS 1       APPRECIATION PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       400,354        304,907     13,095,893     13,252,810         79,875             --
Accumulation units purchased and
  transferred from other funding options       103,998        221,162      1,542,021      1,716,322        473,153        121,671
Accumulation units redeemed and
  transferred to other funding options .      (504,352)      (125,715)    (2,184,732)    (1,873,239)       (98,105)       (41,796)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --        400,354     12,453,182     13,095,893        454,923         79,875
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             EQUITY INDEX PORTFOLIO -        FUNDAMENTAL VALUE        AGGRESSIVE GROWTH PORTFOLIO -
                                                 CLASS II SHARES                 PORTFOLIO                   SERVICE SHARES
                                           --------------------------    --------------------------   -----------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    13,715,645      7,240,392        809,715             --        338,558             --
Accumulation units purchased and
  transferred from other funding options     9,240,425      9,585,025      2,982,499        905,920        531,244        364,651
Accumulation units redeemed and
  transferred to other funding options .    (3,318,408)    (3,109,772)      (440,028)       (96,205)       (20,537)       (26,093)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    19,637,662     13,715,645      3,352,186        809,715        849,265        338,558
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                      -81-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                               BALANCED PORTFOLIO -     WORLDWIDE GROWTH PORTFOLIO -
                                                 SERVICE SHARES               SERVICE SHARES                EQUITY PORTFOLIO
                                           --------------------------   ----------------------------   --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,236,202             --        863,867             --      1,322,889      1,183,427
Accumulation units purchased and
  transferred from other funding options     1,803,839      1,310,267      1,268,455      1,054,827        146,053        992,442
Accumulation units redeemed and
  transferred to other funding options .      (255,312)       (74,065)      (220,573)      (190,960)    (1,468,942)      (852,980)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,784,729      1,236,202      1,911,749        863,867             --      1,322,889
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            TOTAL RETURN PORTFOLIO -      PUTNAM VT INTERNATIONAL      PUTNAM VT SMALL CAP VALUE
                                              ADMINISTRATIVE CLASS     GROWTH FUND - CLASS IB SHARES     FUND - CLASS IB SHARES
                                           --------------------------  ------------------------------  --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       364,804             --        424,061             --        358,242             --
Accumulation units purchased and
  transferred from other funding options     2,795,368        386,720      2,826,955        519,794      1,540,117        369,420
Accumulation units redeemed and
  transferred to other funding options .      (411,017)       (21,916)    (1,810,579)       (95,733)      (366,791)       (11,178)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,749,155        364,804      1,440,437        424,061      1,531,568        358,242
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              PUTNAM VT VOYAGER II                                         INVESTORS FUND -
                                             FUND - CLASS IB SHARES        CAPITAL FUND - CLASS I               CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        57,681             --      3,421,301      1,106,906      1,704,146        428,337
Accumulation units purchased and
  transferred from other funding options       115,385         57,681      2,998,437      3,057,950        887,387      1,603,868
Accumulation units redeemed and
  transferred to other funding options .        (7,389)            --     (1,095,584)      (743,555)      (472,484)      (328,059)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       165,677         57,681      5,324,154      3,421,301      2,119,049      1,704,146
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                SMALL CAP GROWTH            TOTAL RETURN FUND -            SMITH BARNEY LARGE
                                                 FUND - CLASS I                   CLASS I                  CAP CORE PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       200,995             --        386,121        279,328         35,461             --
Accumulation units purchased and
  transferred from other funding options       652,923        201,051        275,321        135,506        169,612         35,463
Accumulation units redeemed and
  transferred to other funding options .      (133,297)           (56)       (76,602)       (28,713)       (30,158)            (2)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       720,621        200,995        584,840        386,121        174,915         35,461
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                      -82-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                        SMITH BARNEY PREMIER SELECTIONS      STRONG MULTI CAP              MONTGOMERY VARIABLE
                                           ALL CAP GROWTH PORTFOLIO            VALUE FUND II               SERIES: GROWTH FUND
                                        -------------------------------  --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        44,101             --        319,967         88,600        342,056        268,553
Accumulation units purchased and
  transferred from other funding options        35,759         44,101        555,990        299,389         52,493        118,434
Accumulation units redeemed and
  transferred to other funding options .       (11,864)            --       (118,285)       (68,022)      (394,549)       (44,931)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        67,996         44,101        757,672        319,967             --        342,056
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             CONVERTIBLE SECURITIES         DISCIPLINED MID CAP           DISCIPLINED SMALL CAP
                                                   PORTFOLIO                  STOCK PORTFOLIO                STOCK PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................       179,273        132,150      2,489,623      1,121,932             --        126,579
Accumulation units purchased and
  transferred from other funding options       135,762        110,024      2,954,964      3,257,833             --        121,318
Accumulation units redeemed and
  transferred to other funding options .      (191,213)       (62,901)    (1,354,293)    (1,890,142)            --       (247,897)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       123,822        179,273      4,090,294      2,489,623             --             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 EQUITY INCOME                 FEDERATED HIGH              FEDERATED STOCK
                                                   PORTFOLIO                  YIELD PORTFOLIO                 PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    14,182,441     12,190,637        273,857        334,365      2,205,771      2,259,793
Accumulation units purchased and
  transferred from other funding options     5,737,860      5,663,107         82,411         88,117      1,230,847        907,433
Accumulation units redeemed and
  transferred to other funding options .    (3,813,000)    (3,671,303)      (109,175)      (148,625)      (443,988)      (961,455)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    16,107,301     14,182,441        247,093        273,857      2,992,630      2,205,771
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                           LAZARD INTERNATIONAL           MFS EMERGING GROWTH
                                              LARGE CAP PORTFOLIO             STOCK PORTFOLIO                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    14,057,786     12,102,346      2,108,675      1,713,038         21,154             --
Accumulation units purchased and
  transferred from other funding options     3,714,690      6,575,668        723,561        915,329         68,593         21,155
Accumulation units redeemed and
  transferred to other funding options .    (3,307,848)    (4,620,228)      (632,164)      (519,692)        (8,529)            (1)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    14,464,628     14,057,786      2,200,072      2,108,675         81,218         21,154
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                      -83-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                  MFS MID CAP                   MFS RESEARCH                SOCIAL AWARENESS
                                               GROWTH PORTFOLIO                  PORTFOLIO                   STOCK PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     4,207,126      2,690,669      1,384,609        959,907      6,733,030      6,065,093
Accumulation units purchased and
  transferred from other funding options     2,086,896      2,985,356        448,410        745,168      1,967,325      2,629,125
Accumulation units redeemed and
  transferred to other funding options .    (1,277,938)    (1,468,899)      (534,417)      (320,466)    (1,824,230)    (1,961,188)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     5,016,084      4,207,126      1,298,602      1,384,609      6,876,125      6,733,030
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                STRATEGIC STOCK              TRAVELERS QUALITY               U.S. GOVERNMENT
                                                   PORTFOLIO                   BOND PORTFOLIO             SECURITIES PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................            --        381,851      3,953,187      2,423,809      4,336,235      2,326,937
Accumulation units purchased and
  transferred from other funding options            --        267,472      2,125,879      2,386,440      5,725,346      4,787,634
Accumulation units redeemed and
  transferred to other funding options .            --       (649,323)    (1,425,927)      (857,062)    (2,940,071)    (2,778,336)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --             --      4,653,139      3,953,187      7,121,510      4,336,235
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                AIM CAPITAL                 ALLIANCE GROWTH
                                              UTILITIES PORTFOLIO          APPRECIATION PORTFOLIO              PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     2,695,140      1,817,411         41,217             --     34,856,647     32,537,326
Accumulation units purchased and
  transferred from other funding options     1,171,506      2,120,777      2,733,148         41,436      6,755,609     10,127,337
Accumulation units redeemed and
  transferred to other funding options .    (1,144,628)    (1,243,048)      (431,418)          (219)    (8,348,057)    (7,808,016)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,722,018      2,695,140      2,342,947         41,217     33,264,199     34,856,647
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   MFS TOTAL                PUTNAM DIVERSIFIED           SMITH BARNEY AGGRESSIVE
                                               RETURN PORTFOLIO              INCOME PORTFOLIO               GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     8,720,308      4,082,306      1,618,296      1,351,411      1,386,885             --
Accumulation units purchased and
  transferred from other funding options     5,938,966      6,972,226        714,749      1,339,989      4,846,412      1,539,506
Accumulation units redeemed and
  transferred to other funding options .    (2,379,251)    (2,334,224)      (823,760)    (1,073,104)    (1,072,444)      (152,621)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    12,280,023      8,720,308      1,509,285      1,618,296      5,160,853      1,386,885
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                      -84-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                               SMITH BARNEY HIGH         SMITH BARNEY INTERNATIONAL        SMITH BARNEY LARGE
                                                INCOME PORTFOLIO          ALL CAP GROWTH PORTFOLIO         CAP VALUE PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,203,469      1,070,233      5,443,671      4,783,490      5,358,310      4,916,713
Accumulation units purchased and
  transferred from other funding options     1,289,938        981,912      4,280,990      4,640,761      1,589,354      3,259,868
Accumulation units redeemed and
  transferred to other funding options .    (1,361,541)      (848,676)    (4,206,797)    (3,980,580)    (1,253,064)    (2,818,271)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,131,866      1,203,469      5,517,864      5,443,671      5,694,600      5,358,310
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                SMITH BARNEY LARGE            SMITH BARNEY MONEY        EMERGING GROWTH PORTFOLIO -
                                         CAPITALIZATION GROWTH PORTFOLIO       MARKET PORTFOLIO               CLASS II SHARES
                                         -------------------------------  --------------------------    ---------------------------
                                               2002           2001            2002           2001           2002           2001
                                           -----------    -----------     -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     4,277,056      3,140,227       4,451,201      4,006,801         82,418             --
Accumulation units purchased and
  transferred from other funding options     1,119,722      2,020,340       7,579,398     12,671,187        467,776        102,128
Accumulation units redeemed and
  transferred to other funding options .    (1,051,548)      (883,511)     (7,250,087)   (12,226,787)      (104,360)       (19,710)
Annuity units ..........................            --             --              --             --             --             --
                                           -----------    -----------     -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,345,230      4,277,056       4,780,512      4,451,201        445,834         82,418
                                           ===========    ===========     ===========    ===========    ===========    ===========

                                             ENTERPRISE PORTFOLIO -        SMITH BARNEY SMALL CAP       EQUITY INCOME PORTFOLIO -
                                                CLASS II SHARES        GROWTH OPPORTUNITIES PORTFOLIO        INITIAL CLASS
                                           --------------------------  ------------------------------  --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................        15,302             --         78,363             --     17,147,627     17,213,758
Accumulation units purchased and
  transferred from other funding options       132,040         15,304        283,149         79,705      2,205,168      3,532,574
Accumulation units redeemed and
  transferred to other funding options .       (50,831)            (2)       (22,959)        (1,342)    (3,797,691)    (3,598,705)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        96,511         15,302        338,553         78,363     15,555,104     17,147,627
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                GROWTH PORTFOLIO -        HIGH INCOME PORTFOLIO -       ASSET MANAGER PORTFOLIO -
                                                  INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................    28,726,030     30,573,131      2,878,611      3,306,553     10,581,787     11,029,230
Accumulation units purchased and
  transferred from other funding options     3,379,446      4,565,379        396,849      1,009,047        622,380        897,474
Accumulation units redeemed and
  transferred to other funding options .    (5,625,193)    (6,412,480)      (686,540)    (1,436,989)    (2,017,814)    (1,344,917)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................    26,480,283     28,726,030      2,588,920      2,878,611      9,186,353     10,581,787
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                      -85-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                            CONTRAFUND(R) PORTFOLIO -   DYNAMIC CAPITAL APPRECIATION       MID CAP PORTFOLIO -
                                                SERVICE CLASS 2         PORTFOLIO - SERVICE CLASS 2         SERVICE CLASS 2
                                           --------------------------   ----------------------------   --------------------------
                                               2002           2001           2002           2001           2002           2001
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  beginning of year ....................     1,536,927             --         14,718             --        260,768             --
Accumulation units purchased and
  transferred from other funding options     3,103,682      1,703,590        231,690         33,598      1,361,778        286,881
Accumulation units redeemed and
  transferred to other funding options .      (326,995)      (166,663)      (105,034)       (18,880)      (208,890)       (26,113)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,313,614      1,536,927        141,374         14,718      1,413,656        260,768
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                     COMBINED
                                           ----------------------------
                                               2002                2001
                                           ------------    ------------
Accumulation and annuity units
  beginning of year ....................    591,370,287     501,632,060
Accumulation units purchased and
  transferred from other funding options    283,113,015     328,385,866
Accumulation units redeemed and
  transferred to other funding options .   (201,208,295)   (238,632,565)
Annuity units ..........................        (14,590)        (15,074)
                                           ------------    ------------
Accumulation and annuity units
  end of year ..........................    673,260,417     591,370,287
                                           ============    ============

                                      -86-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
    Owners of Variable Annuity Contracts of The Travelers Separate
    Account QP for Variable Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers  Separate  Account QP for Variable  Annuities as of December 31, 2002,
and the related  statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers  Separate  Account QP for Variable  Annuities as of December 31, 2002,
the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period  then  ended,  and the  financial highlights  for each of the two years in the period  then ended,  in  conformity with accounting principles generally accepted in the United States of America.

                                                 /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -87-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an  offer  of  units  of The  Travelers  Separate  Account  QP for  Variable
Annuities or shares of Separate Account QP's underlying  funds. It should not be used in connection with any offer except in conjunction  with the Prospectus for
The Travelers Separate Account QP for Variable  Annuities  product(s) offered by
The Travelers  Insurance  Company and the Prospectuses for the underlying funds, which collectively contain all pertinent  information,  including the applicable sales commissions.

VG-QP (Annual) (12-02) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103
Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Consolidated Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration statement on Form N-4, filed January 11, 1996.)

2.	Exempt.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b)	Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed August 27, 1996.)

5.	None.

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b).	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

8.	Specimen Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

Exhibit Number	Description

9.	Opinion of Counsel as to the legality of securities being registered. ((Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 30, 1997.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not Applicable.

12.	Not Applicable.

13.	Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein be reference to Exhibit No. 13 to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 30, 1997.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed April 12, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William H. Hogan. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed April 11, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. Incorporated herein by reference to Exhibit 15 to Post Effective Amendment No. 7 to the Registration Statement filed April 23, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:

*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 79,752 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484   Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers F und UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuitie s, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location of Accounts and Records

  The Travelers Insurance Company
  One Cityplace
  Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d)	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 28th day of April 2003.

THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

10.	Consent of KPMG LLP, Independent Auditors	Electronically